Schedule of Investments	February 28, 2025 (Unaudited)
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.3%
Energy — 95.2%
Cheniere Energy Partners	2,381,887	$161,277,569
CrossAmerica Partners	100	2,322
Delek Logistics Partners	964,340	41,485,907
Energy Transfer	13,238,059	255,362,158
Enterprise Products Partners	7,258,430	242,504,146
Genesis Energy	5,553,463	71,306,465
Global Partners	1,615,332	92,768,517
Martin Midstream Partners	100	375
MPLX	4,397,024	237,043,564
NGL Energy Partners *	100	483
Plains All American Pipeline	10,109,440	205,626,010
Sunoco	2,956,546	173,874,470
USA Compression Partners	4,159,173	112,380,854
USD Partners *	100	2
Western Midstream Partners	4,480,679	181,825,954
		1,775,458,796
Utilities — 4.1%
Suburban Propane Partners	3,625,994	75,275,635
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $870,782,836)		1,850,734,431

COMMON STOCK — 9.2%
Energy — 9.2%
Hess Midstream, Cl A	4,106,282	171,355,148
ONEOK	100	10,039
Summit Midstream *	100	4,502
		171,369,689
Utilities — 0.0%
Star Group	100	1,302
TOTAL COMMON STOCK (Cost $124,844,472)		171,370,991
TOTAL INVESTMENTS — 108.5% (Cost $995,627,308)		$2,022,105,422

Percentages are based on Net Assets of $1,863,650,822.

*	Non-income producing security.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X MLP ETF

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 73.8%
CANADA — 22.4%
Energy — 22.4%
Enbridge	5,606,811	$239,579,034
Pembina Pipeline	3,452,647	134,204,389
South Bow (A)	2,868,266	76,381,923
TC Energy	4,180,636	187,041,655

TOTAL CANADA		637,207,001
UNITED STATES — 51.4%
Energy — 51.4%
Antero Midstream	4,656,414	78,926,217
Archrock	2,274,410	61,681,999
Cheniere Energy	876,306	200,288,499
DT Midstream	1,254,877	120,581,131
Hess Midstream, Cl A	1,417,047	59,133,371
Kinder Morgan	8,528,136	231,112,486
Kinetik Holdings, Cl A	523,519	30,542,099
New Fortress Energy, Cl A (A)	1,741,885	17,418,850
NextDecade *	2,260,927	18,584,820
ONEOK	2,574,927	258,496,922
Targa Resources	622,873	125,645,942
Williams	4,435,108	258,034,583

TOTAL UNITED STATES		1,460,446,919
TOTAL COMMON STOCK (Cost $1,697,955,052)		2,097,653,920

MASTER LIMITED PARTNERSHIPS — 26.1%
UNITED STATES— 26.1%
Energy — 26.1%
Cheniere Energy Partners	575,943	38,997,101
Delek Logistics Partners	258,942	11,139,685
Energy Transfer	6,424,216	123,923,127
Enterprise Products Partners	3,834,211	128,100,989
MPLX	2,370,717	127,805,353
Plains All American Pipeline	6,516,872	132,553,176
Plains GP Holdings, Cl A	2,655,088	57,349,901

Schedule of Investments	February 28, 2025 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Western Midstream Partners	3,035,791	$123,192,399
TOTAL UNITED STATES		743,061,731
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $459,004,647)		743,061,731

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.280% (Cost $101,996)	101,996	101,996

	Face Amount
REPURCHASE AGREEMENT(B) — 0.0%
RBC Capital Markets 4.240%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $182,242 (collateralized by a U.S. Treasury Obligation, par value $192,889, 0.750%, 04/30/2026, with a total market value of $185,897) (Cost $182,178)	$182,178	182,178
TOTAL INVESTMENTS — 99.9% (Cost $2,157,243,873)		$2,840,999,825

Percentages are based on Net Assets of $2,843,883,562.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2025. The total market value of securities on loan at February 29, 2025, was $275,134.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2025.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2025 was $284,174. The total value of non-cash collateral held from securities on loan as of February 29, 2025, was $–.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X MLP & Energy Infrastructure ETF

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,097,653,920	$—	$—	$2,097,653,920
Master Limited Partnerships	743,061,731	—	—	743,061,731
Short-Term Investment	101,996	—	—	101,996
Repurchase Agreement	—	182,178	—	182,178
Total Investments in Securities	$2,840,817,647	$182,178	$—	$2,840,999,825

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 77.4%
Global X Emerging Markets Bond ETF (A)	288,395	$6,679,228
Global X Nasdaq 100® Covered Call ETF (A)	375,154	6,730,263
Global X SuperDividend® REIT ETF (A)	300,844	6,407,977
Global X U.S. Preferred ETF (A) (B)	323,905	6,432,754
TOTAL EXCHANGE TRADED FUNDS (Cost $32,003,575)		26,250,222

COMMON STOCK — 12.8%
Energy — 6.0%
Antero Midstream	28,439	482,041
Hess Midstream, Cl A	11,882	495,836
Kinder Morgan	19,395	525,604
Williams	9,309	541,598
		2,045,079
Utilities — 6.8%
ALLETE	6,590	432,897
Evergy	6,831	470,724
Northwestern Energy Group	7,452	416,790
OGE Energy	10,345	478,767
Spire	6,328	486,370
		2,285,548
TOTAL COMMON STOCK (Cost $3,311,819)		4,330,627

MASTER LIMITED PARTNERSHIPS — 9.6%
Energy — 9.6%
Black Stone Minerals	28,184	421,633
Energy Transfer	26,013	501,791
Enterprise Products Partners	14,367	480,001
Kimbell Royalty Partners	26,290	402,763
MPLX	9,531	513,816
Plains All American Pipeline	23,694	481,936
Sunoco	7,984	469,539
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,785,151)		3,271,479

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 1.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.280% (Cost $567,691)	567,691	$567,691

	Face Amount
REPURCHASE AGREEMENT(C) — 3.0%
RBC Capital Markets 4.240%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,014,327 (collateralized by a U.S. Treasury Obligation, par value $1,073,584, 0.750%, 04/30/2026, with a total market value of $1,034,666) (Cost $1,013,969)	$1,013,969	1,013,969
TOTAL INVESTMENTS — 104.5% (Cost $38,682,205)		$35,433,988

Percentages are based on Net Assets of $33,912,951.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $1,555,038.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $1,581,660. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $–.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2025.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Alternative Income ETF

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,250,222	$—	$—	$26,250,222
Common Stock	4,330,627	—	—	4,330,627
Master Limited Partnerships	3,271,479	—	—	3,271,479
Short-Term Investment	567,691	—	—	567,691
Repurchase Agreement	—	1,013,969	—	1,013,969
Total Investments in Securities	$34,420,019	$1,013,969	$—	$35,433,988

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/28/2025	Income	Capital Gains
Global X Emerging Markets Bond ETF
$6,715,131	$19,336	$(44,127)	$(3,837)	$(7,275)	$6,679,228	$129,059	$—
Global X Nasdaq 100® Covered Call ETF
6,861,142	20,197	(46,077)	(100,541)	(4,458)	6,730,263	259,204	—
Global X SuperDividend® REIT ETF
6,483,682	18,393	(40,973)	(6,227)	(46,898)	6,407,977	137,947	—
Global X U.S. Preferred ETF
6,671,832	18,780	(43,093)	(201,549)	(13,216)	6,432,754	99,553	—
Totals:
$26,731,787	$76,706	$(174,270)	$(312,154)	$(71,847)	$26,250,222	$625,763	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 7.8%
Alphabet, Cl A	98,937	$16,846,992
Comcast, Cl A	87,124	3,126,009
Electronic Arts	28,124	3,631,371
Interpublic Group	114,887	3,147,904
Meta Platforms, Cl A	16,734	11,181,659
Netflix *	3,395	3,329,001
T-Mobile US	15,010	4,048,047
Verizon Communications	82,924	3,574,024
		48,885,007
Consumer Discretionary — 10.7%
Amazon.com *	89,448	18,988,021
BorgWarner	100,134	2,980,989
Dick’s Sporting Goods	13,147	2,959,390
eBay	50,590	3,275,197
Hilton Worldwide Holdings	13,242	3,508,600
Home Depot	7,909	3,136,709
Lear	34,139	3,208,725
Lululemon Athletica *	8,200	2,998,002
Marriott International, Cl A	11,545	3,237,795
NIKE, Cl B	44,571	3,540,274
PulteGroup	28,340	2,926,955
Starbucks	33,185	3,843,155
Tesla *	19,420	5,689,672
Ulta Beauty *	7,846	2,874,461
Yum! Brands	25,565	3,997,599
		67,165,544
Consumer Staples — 5.5%
Coca-Cola	52,959	3,771,210
Colgate-Palmolive	37,302	3,400,823
Costco Wholesale	3,493	3,662,795
General Mills	54,304	3,291,909
Kimberly-Clark	25,535	3,626,225
Mondelez International, Cl A	57,099	3,667,469
PepsiCo	21,985	3,374,038
Procter & Gamble	19,970	3,471,585
Target	23,777	2,954,054

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	34,655	$3,417,330
		34,637,438
Energy — 2.5%
Chevron	21,069	3,341,965
ConocoPhillips	32,118	3,184,500
EOG Resources	24,865	3,156,363
ONEOK	31,447	3,156,964
Valero Energy	23,476	3,069,017
		15,908,809
Financials — 13.1%
Aflac	31,249	3,420,828
American Express	10,266	3,089,655
Bank of America	70,486	3,249,405
Bank of New York Mellon	38,261	3,403,316
Capital One Financial	16,138	3,236,476
Charles Schwab	40,071	3,186,847
Citigroup	40,277	3,220,146
Discover Financial Services	16,272	3,176,132
FactSet Research Systems	7,027	3,244,647
Hartford Financial Services Group	29,400	3,477,432
JPMorgan Chase	12,409	3,284,042
Mastercard, Cl A	6,189	3,566,783
MetLife	38,112	3,284,492
Moody’s	6,700	3,376,398
Morgan Stanley	23,804	3,168,550
Nasdaq	40,471	3,350,189
PayPal Holdings *	36,797	2,614,427
Principal Financial Group	40,072	3,568,011
Progressive	13,723	3,869,886
Prudential Financial	27,943	3,216,239
S&P Global	6,382	3,406,329
Synchrony Financial	46,478	2,820,285
T Rowe Price Group	28,709	3,035,115
Travelers	13,548	3,502,023
Visa, Cl A	9,975	3,618,032
		82,385,685

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 14.3%
Abbott Laboratories	26,216	$3,618,070
AbbVie	19,256	4,025,082
Agilent Technologies	21,643	2,768,573
Amgen	11,896	3,664,682
Boston Scientific *	32,193	3,341,311
Bristol-Myers Squibb	54,938	3,275,404
Cardinal Health	25,509	3,302,905
Centene *	50,767	2,952,609
Cigna Group	11,165	3,448,310
Danaher	13,502	2,805,175
Elevance Health	8,180	3,246,478
Eli Lilly	4,168	3,837,186
Gilead Sciences	35,292	4,034,229
HCA Healthcare	10,467	3,206,042
Intuitive Surgical *	5,605	3,212,506
IQVIA Holdings *	16,047	3,029,674
Johnson & Johnson	22,334	3,685,557
McKesson	5,554	3,556,004
Merck	34,309	3,165,005
Regeneron Pharmaceuticals	4,853	3,390,985
ResMed	13,093	3,057,477
Stryker	8,319	3,212,715
Thermo Fisher Scientific	5,697	3,013,485
UnitedHealth Group	6,155	2,923,379
Vertex Pharmaceuticals *	7,452	3,575,395
Waters *	7,995	3,016,833
Zoetis, Cl A	19,450	3,252,818
		89,617,889
Industrials — 7.0%
Automatic Data Processing	11,035	3,478,011
Booz Allen Hamilton Holding, Cl A	24,577	2,606,636
Caterpillar	8,043	2,766,390
Cummins	8,943	3,292,634
Deere	6,863	3,299,662
General Dynamics	12,300	3,106,980
Illinois Tool Works	12,614	3,329,844
Jacobs Solutions	23,243	2,977,661
Leidos Holdings	22,521	2,927,054

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	6,599	$2,971,992
Paychex	22,597	3,427,287
RTX	26,174	3,480,880
Union Pacific	13,184	3,252,361
United Parcel Service, Cl B	24,629	2,931,590
		43,848,982
Information Technology — 34.0%
Adobe *	7,526	3,300,603
Advanced Micro Devices *	26,685	2,664,764
Akamai Technologies *	33,563	2,707,863
Amphenol, Cl A	42,464	2,828,102
Analog Devices	15,073	3,467,694
Apple	160,205	38,743,977
Applied Materials	17,556	2,775,077
Arista Networks *	25,375	2,361,144
Autodesk *	10,897	2,988,066
Avnet	60,600	3,062,724
Broadcom	30,763	6,135,065
Cadence Design Systems *	10,237	2,564,369
CDW	16,795	2,992,869
Cisco Systems	52,687	3,377,764
Cognizant Technology Solutions, Cl A	40,957	3,412,947
Dell Technologies, Cl C	28,826	2,962,160
Dynatrace *	58,933	3,373,914
Gartner *	6,202	3,090,581
HP	100,174	3,092,371
HubSpot *	4,537	3,284,743
Intuit	5,535	3,397,604
Keysight Technologies *	18,964	3,025,327
Littelfuse	13,948	3,237,470
Micron Technology	31,765	2,974,157
Microsoft	78,692	31,239,937
Motorola Solutions	6,888	3,032,235
NetApp	26,027	2,597,755
NVIDIA	270,498	33,790,610
Oracle	17,888	2,970,481
Palo Alto Networks *	17,468	3,326,431
QUALCOMM	19,050	2,994,089

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	9,856	$2,935,610
ServiceNow *	2,911	2,706,531
Synopsys *	5,998	2,742,766
Texas Instruments	17,674	3,463,927
Trimble *	42,341	3,047,705
VeriSign *	15,564	3,702,364
Workday, Cl A *	12,694	3,342,838
		213,714,634
Materials — 2.1%
Avery Dennison	17,113	3,216,731
Dow	79,239	3,019,798
Nucor	26,837	3,689,282
Steel Dynamics	26,798	3,619,606
		13,545,417
Real Estate — 1.6%
CBRE Group, Cl A *	23,226	3,296,698
Jones Lang LaSalle *	11,883	3,230,869
ProLogis ‡	27,878	3,454,642
		9,982,209
Utilities — 1.2%
American Water Works	26,956	3,665,207
Exelon	83,267	3,680,402
		7,345,609
TOTAL UNITED STATES		627,037,223
TOTAL COMMON STOCK (Cost $512,844,425)		627,037,223
TOTAL INVESTMENTS — 99.8% (Cost $512,844,425)		$627,037,223

Percentages are based on Net Assets of $628,121,091.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Conscious Companies ETF

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semiannual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.0%
BERMUDA— 0.7%
Financials — 0.6%
Aspen Insurance Holdings, 5.625%	180,901	$3,645,155
RenaissanceRe Holdings, 5.750%	194,799	4,402,457
RenaissanceRe Holdings, 4.200%	393,105	6,494,095
		14,541,707
Industrials — 0.1%
Triton International, 6.875%	107,836	2,516,893
TOTAL BERMUDA		17,058,600
CANADA— 1.2%
Financials — 0.3%
Brookfield Finance, 4.625%	322,549	5,496,235
Utilities — 0.9%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	268,488	6,940,415
BIP Bermuda Holdings I, 5.125%	240,953	4,219,087
Brookfield BRP Holdings Canada, 7.250%	118,460	2,921,223
Brookfield BRP Holdings Canada, 4.625%	283,426	4,497,971
Brookfield Infrastructure Finance ULC, 7.250%	113,637	2,835,243
		21,413,939
TOTAL CANADA		26,910,174
NETHERLANDS— 0.6%
Financials — 0.6%
AEGON Funding, 5.100%	701,281	14,474,440
TOTAL NETHERLANDS		14,474,440
UNITED STATES— 96.5%
Communication Services — 5.8%
AT&T, 5.350%	1,005,193	24,024,113
AT&T, 5.000%	924,136	19,794,993
AT&T, 4.750%	1,333,964	26,585,903
Qwest, 6.750%	505,076	9,303,500
Qwest, 6.500%	738,698	13,481,238
Telephone and Data Systems, 6.625%	309,023	6,674,897
Telephone and Data Systems, 6.000%	519,611	9,675,157
United States Cellular, 6.250%	397,205	9,473,339
United States Cellular, 5.500%	376,983	8,320,015
United States Cellular, 5.500%	375,933	8,308,119
		135,641,274
Consumer Discretionary — 2.3%
Brunswick, 6.375%	170,920	4,252,490
Ford Motor, 6.500%	450,706	10,771,873

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Ford Motor, 6.200%	567,759	$12,865,419
Ford Motor, 6.000%	604,446	13,291,768
QVC, 6.250%	400,687	4,724,100
QVC Group, 8.000% (B)	252,487	9,081,957
		54,987,607
Financials — 71.1%
Affiliated Managers Group, 6.750%	338,594	8,512,253
Affiliated Managers Group, 5.875%	225,764	5,124,843
Allstate, 7.729%, TSFR3M + 3.427% (A)	382,011	9,932,286
Allstate, 7.375%	468,516	12,743,635
Allstate, 5.100%	879,374	19,495,722
Allstate, 4.750%	227,828	4,704,648
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	463,779	12,322,608
Apollo Global Management, 6.750%	556,717	43,852,598
Arch Capital Group, 5.450%	248,653	5,423,122
Arch Capital Group, 4.550%	395,488	7,387,716
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	225,055	5,626,375
Assurant, 5.250%	200,795	4,052,043
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	377,274	9,899,670
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	434,139	11,239,859
Athene Holding, 6.350%, US0003M + 4.253% (A)	654,335	16,463,069
Athene Holding, 5.625%	259,795	5,419,324
Athene Holding, 4.875%	431,428	7,830,418
Axis Capital Holdings, 5.500%	420,019	8,946,405
Bank of America, 7.250% *	54,107	67,038,573
Bank of America, 6.450%, + 0.000%	729,630	19,006,861
Bank of America, 6.000%	937,247	23,740,467
Bank of America, 5.875% (B)	592,591	14,897,738
Bank of America, 5.375%	959,130	22,155,903
Bank of America, 5.225%, TSFR3M + 0.912% (A)	209,853	4,832,915
Bank of America, 5.092%, TSFR3M + 0.762% (A)	292,282	6,789,711
Bank of America, 5.000%	903,209	19,437,058
Bank of America, 4.935%, TSFR3M + 0.612% (A)	212,244	5,125,693
Bank of America, 4.750%	479,431	9,952,988

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.375%	748,212	$14,582,652
Bank of America, 4.250%	901,676	16,960,526
Bank of America, 4.125%	630,050	11,561,417
Bank of Hawaii, 8.000%	119,910	3,097,275
Bank OZK, 4.625%	257,378	4,540,148
Brighthouse Financial, 6.750% (B)	319,564	7,123,082
Brighthouse Financial, 6.600%	337,958	7,266,097
Brighthouse Financial, 6.250%	301,173	6,375,832
Brighthouse Financial, 5.375%	454,788	7,708,657
Brighthouse Financial, 4.625%	285,430	4,349,953
Capital One Financial, 5.000%	1,140,584	22,834,492
Capital One Financial, 4.800%	945,968	18,380,158
Capital One Financial, 4.375%	532,418	9,333,288
Capital One Financial, 4.250%	336,188	5,782,434
Carlyle Finance, 4.625%	394,176	7,106,993
Charles Schwab, 5.950%	567,738	14,318,352
Charles Schwab, 4.450%	473,880	9,401,779
Citigroup Capital XIII, 11.221%, TSFR3M + 6.632% (A)	1,739,806	52,663,928
Citizens Financial Group, 7.375%	320,426	8,500,902
Citizens Financial Group, 5.000%	360,404	7,283,765
Enstar Group, 7.000%	75,852	1,554,966
Enstar Group, 7.000%, US0003M + 4.015% (A)	316,511	6,659,391
Equitable Holdings, 5.250%	601,499	12,908,169
Equitable Holdings, 4.300%	244,745	4,498,413
F&G Annuities & Life, 7.950%	273,843	7,210,286
Fifth Third Bancorp, 8.296%, TSFR3M + 3.972% (A)	357,858	9,350,830
Fifth Third Bancorp, 6.000%	146,396	3,646,724
Fifth Third Bancorp, 4.950% (B)	186,410	4,224,051
First Citizens BancShares, 5.625%	147,187	3,366,167
First Citizens BancShares, 5.375%	272,889	6,123,629
Flagstar Financial, 6.375%, US0003M + 3.821% (A)	387,389	9,006,794
Globe Life, 4.250%	242,672	3,936,140
Goldman Sachs Group, 5.309%, TSFR3M + 1.012% (A)	158,697	3,903,946
Goldman Sachs Group, 5.309%, TSFR3M + 1.012% (A)	570,700	13,605,488

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 5.229%, TSFR3M + 0.932% (A)	1,026,923	$24,122,421
Hartford Insurance Group, 6.000%	277,085	6,957,604
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	260,914	6,742,018
Huntington Bancshares, 5.700%	135,830	3,076,549
Huntington Bancshares, 4.500%	401,685	7,407,071
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	415,983	10,969,472
JPMorgan Chase, 6.000%	1,432,861	36,380,341
JPMorgan Chase, 5.750%	1,313,718	33,013,733
JPMorgan Chase, 4.750%	684,820	14,737,326
JPMorgan Chase, 4.625%	1,417,355	29,523,505
JPMorgan Chase, 4.550% (B)	1,144,716	23,546,808
JPMorgan Chase, 4.200%	1,525,192	29,436,206
Kemper, 5.875%, H15T5Y + 4.140% (A)	120,440	2,839,975
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	458,224	11,478,511
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	379,330	9,589,462
KeyCorp, 5.650%	336,840	7,683,320
KeyCorp, 5.625%	360,350	8,291,653
KKR Group Finance IX, 4.625%	374,131	7,220,728
Lincoln National, 9.000%	395,856	10,648,526
M&T Bank, 7.500%	565,242	15,335,015
M&T Bank, 5.625%, US0003M + 4.020% (A)	186,493	4,727,598
MetLife, 5.625%	610,249	14,755,821
MetLife, 5.620%, TSFR3M + 1.262% (A)	453,498	11,496,174
MetLife, 4.750%	759,216	15,784,101
Morgan Stanley, Ser E, 7.125%, + 0.000% (A)	660,430	16,840,965
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940% (A)	650,824	16,504,897
Morgan Stanley, 6.625%	769,806	20,076,540
Morgan Stanley, 6.500%	771,677	19,793,515
Morgan Stanley, 6.375%, + 0.000% (A)	771,489	19,464,667
Morgan Stanley, 5.850% (A)	765,981	19,042,288
Morgan Stanley, 5.264%, TSFR3M + 0.962% (A)	847,380	20,235,434
Morgan Stanley, 4.875%	400,740	8,639,954
Morgan Stanley, 4.250%	995,762	18,949,351
New Mountain Finance, 8.250%	92,399	2,346,011
Northern Trust, 4.700%	320,453	6,604,536
Prudential Financial, 5.950%	240,953	6,055,149

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Prudential Financial, 5.625%	425,077	$10,091,328
Prudential Financial, 4.125%	397,307	7,385,937
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	378,381	9,864,393
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	395,001	9,665,674
Regions Financial, 4.450%	316,862	5,792,237
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	538,187	14,057,444
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	316,887	7,830,278
SLM, 6.320%, TSFR3M + 1.962% (A) (B)	45,815	3,474,151
State Street, 5.350%, TSFR3M + 3.971% (A)	397,549	9,501,421
Stifel Financial, 6.125%	167,151	4,153,702
Stifel Financial, 5.200%	180,674	4,019,996
Stifel Financial, 4.500%	222,361	4,084,772
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	389,570	9,972,992
Synchrony Financial, 5.625%	593,146	11,429,923
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	277,732	7,240,473
Synovus Financial, 8.058%, TSFR3M + 3.614% (A)	146,773	3,752,986
Texas Capital Bancshares, 5.750%	237,425	5,009,668
TPG Operating Group II, 6.950%	317,102	8,143,179
Truist Financial, 5.738%, TSFR3M + 0.792% (A)	137,582	3,211,164
Truist Financial, 5.250% (B)	455,602	10,214,597
Truist Financial, 4.750%	698,155	14,221,417
US Bancorp, 5.584%, TSFR3M + 1.282% (A)	11,342	10,105,722
US Bancorp, 5.500%	437,096	10,503,417
US Bancorp, 5.164%, TSFR3M + 0.862% (A)	765,070	17,764,925
US Bancorp, 4.500% (B)	359,472	7,221,792
US Bancorp, 4.000%	567,067	10,020,074
US Bancorp, 3.750%	376,367	6,221,347
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	236,914	5,939,434
W R Berkley, 5.700%	156,296	3,641,697
W R Berkley, 5.100%	222,811	4,683,487
WaFd, 4.875%	225,642	3,759,196
Wells Fargo, 7.500% *	76,690	93,036,474

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 5.625%	524,487	$12,671,606
Wells Fargo, 4.750%	1,537,091	31,494,995
Wells Fargo, 4.700%	891,837	17,988,352
Wells Fargo, 4.375%	794,330	15,092,270
Wells Fargo, 4.250%	952,715	17,777,662
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	239,050	5,438,388
		1,677,917,040
Health Care — 0.4%
BrightSpring Health Services, 6.750%	150,090	10,321,689
Industrials — 0.3%
Pitney Bowes, 6.700%	341,388	6,998,454
Information Technology — 1.4%
Hewlett Packard Enterprise, 7.625%	577,536	32,971,530
Materials — 1.4%
Albemarle, 7.250% *	880,039	33,089,466
Real Estate — 5.2%
Agree Realty, 4.250% ‡	125,072	2,220,028
Brookfield Property Partners, 6.500%	144,385	2,324,598
Brookfield Property Partners, 6.375%	200,795	3,086,219
Brookfield Property Preferred, 6.250%	536,501	8,664,491
Digital Realty Trust, 5.850% ‡	165,583	4,033,602
Digital Realty Trust, 5.250% ‡	147,143	3,187,117
Digital Realty Trust, 5.200% ‡	277,085	5,904,681
Diversified Healthcare Trust, 5.625% ‡	257,337	3,811,161
EPR Properties, 5.750% ‡ *	108,253	2,561,266
Hudson Pacific Properties, 4.750% ‡	335,387	4,517,663
Kimco Realty, 5.250% ‡	195,109	4,243,621
Office Properties Income Trust, 6.375% ‡	130,142	1,297,516
Public Storage, 5.600% ‡	214,991	5,194,182
Public Storage, 5.150% ‡	221,704	4,935,131
Public Storage, 5.050% ‡	238,788	5,277,215
Public Storage, 4.875% ‡	236,355	4,937,456
Public Storage, 4.625% ‡	448,643	8,892,104
Public Storage, 4.100% ‡	210,386	3,698,586
Public Storage, 4.000% ‡	348,435	5,982,629
Public Storage, 4.000% ‡	462,580	7,984,131
Public Storage, 3.900% ‡	132,787	2,240,117
RLJ Lodging Trust, 1.950% ‡ *	258,648	6,512,757
SL Green Realty, 6.500% ‡	172,821	3,974,883

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Vornado Realty Trust, 5.400% ‡	237,274	$4,365,841
Vornado Realty Trust, 5.250% ‡	256,603	4,683,005
Vornado Realty Trust, 5.250% ‡	221,972	4,019,913
Vornado Realty Trust, 4.450% ‡	224,029	3,506,054
		122,055,967
Utilities — 8.6%
CMS Energy, 5.875%	472,787	11,138,862
CMS Energy, 5.875%	224,582	5,252,973
CMS Energy, 4.200% (B)	170,514	3,065,842
DTE Energy, 5.250% (B)	314,951	7,136,790
DTE Energy, 4.375%	217,987	4,019,680
Duke Energy, 5.750% (B)	757,715	18,942,875
Duke Energy, 5.625%	372,595	9,255,260
Entergy Arkansas, 4.875%	304,209	6,491,820
Entergy Louisiana, 4.875%	199,923	4,248,364
Entergy Mississippi, 4.900%	195,275	4,192,554
Georgia Power, 5.000% (B)	216,240	4,984,332
NextEra Energy, 7.299%	766,481	36,499,825
NextEra Energy Capital Holdings, 5.650%	518,548	12,149,580
SCE Trust VI, 5.000%	375,558	6,835,156
SCE Trust VII, 7.500%	417,259	9,914,074
SCE Trust VIII, 6.950%	277,730	6,415,563
Sempra, 5.750%	577,838	13,186,263
Southern, 5.250%	354,850	7,827,991
Southern, 4.950%	757,516	15,877,535
Southern, 4.200% (B)	593,146	11,145,213
Spire, 5.900% (B)	184,860	4,560,496
		203,141,048
TOTAL UNITED STATES		2,277,124,075
TOTAL PREFERRED STOCK (Cost $2,500,628,238)		2,335,567,289

SHORT-TERM INVESTMENT(C)(D) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.280% (Cost $4,690,954)	4,690,954	4,690,954

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.4%
RBC Capital Markets 4.240%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $8,381,609 (collateralized by a U.S. Treasury Obligation, par value $8,871,258, 0.750%, 04/30/2026, with a total market value of $8,549,675) (Cost $8,378,648)	$8,378,648	$8,378,648
TOTAL INVESTMENTS — 99.6% (Cost $2,513,697,840)		$2,348,636,891

Percentages are based on Net Assets of $2,359,127,202.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $12,586,359.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $13,069,602. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $–.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2025.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Preferred ETF

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,335,567,289	$—	$—	$2,335,567,289
Short-Term Investment	4,690,954	—	—	4,690,954
Repurchase Agreement	—	8,378,648	—	8,378,648
Total Investments in Securities	$2,340,258,243	$8,378,648	$—	$2,348,636,891

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.6%
Communication Services — 3.1%
Comcast, Cl A	13,571	$486,927
Omnicom Group	5,996	496,229
		983,156
Consumer Discretionary — 3.6%
Best Buy	6,185	556,093
NIKE, Cl B	7,014	557,122
		1,113,215
Consumer Staples — 24.6%
Archer-Daniels-Midland	8,294	391,477
Brown-Forman, Cl B	9,586	317,392
Coca-Cola	6,833	486,578
Colgate-Palmolive	4,613	420,567
Conagra Brands	15,291	390,532
General Mills	6,470	392,211
Hershey	2,374	410,014
Kellanova	5,353	443,764
Kenvue	19,569	461,828
Kimberly-Clark	3,283	466,219
Kroger	6,945	450,175
McCormick	5,352	442,129
Molson Coors Beverage, Cl B	7,064	432,953
Mondelez International, Cl A	6,966	447,426
PepsiCo	2,733	419,434
Procter & Gamble	2,522	438,424
Target	3,204	398,065
Tyson Foods, Cl A	7,130	437,354
		7,646,542
Energy — 12.6%
Baker Hughes, Cl A	12,853	573,115
ConocoPhillips	5,363	531,741
Coterra Energy	21,380	577,046
Devon Energy	15,989	579,122
EOG Resources	4,272	542,288
Exxon Mobil	4,888	544,181
Marathon Petroleum	3,722	558,970
		3,906,463
Financials — 6.8%
Cincinnati Financial	3,559	526,056
CME Group, Cl A	2,284	579,611

Schedule of Investments	February 28, 2025 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Everest Group	1,493	$527,357
T Rowe Price Group	4,532	479,123
		2,112,147
Health Care — 9.6%
AbbVie	3,125	653,219
Baxter International	17,872	616,763
Johnson & Johnson	3,698	610,244
Medtronic PLC	6,569	604,479
Merck	5,312	490,032
		2,974,737
Industrials — 24.4%
3M	4,170	646,850
Automatic Data Processing	1,826	575,519
CH Robinson Worldwide	4,864	494,280
Cummins	1,474	542,697
General Dynamics	2,059	520,103
Honeywell International	2,380	506,678
Huntington Ingalls Industries	2,820	495,136
Illinois Tool Works	1,991	525,584
Lockheed Martin	1,095	493,155
Paychex	3,843	582,868
RTX	4,601	611,887
Snap-On	1,525	520,284
Union Pacific	2,305	568,621
United Parcel Service, Cl B	4,208	500,878
		7,584,540
Information Technology — 4.7%
Microchip Technology	9,040	532,095
QUALCOMM	3,417	537,050
Skyworks Solutions	5,958	397,160
		1,466,305
Materials — 8.5%
Dow	13,263	505,453
Eastman Chemical	5,500	538,175
International Paper	9,755	549,694
LyondellBasell Industries, Cl A	7,160	550,103
PPG Industries	4,363	493,979
		2,637,404

Schedule of Investments	February 28, 2025 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.7%
Public Storage ‡	1,704	$517,369
TOTAL COMMON STOCK (Cost $30,515,535)		30,941,878
TOTAL INVESTMENTS — 99.6% (Cost $30,515,535)		$30,941,878

Percentages are based on Net Assets of $31,053,568.

‡	Real Estate Investment Trust

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 98.3%
BERMUDA — 0.5%
Financials — 0.5%
RenaissanceRe Holdings	8,601	$2,043,770

UNITED STATES — 97.8%
Communication Services — 11.4%
AT&T	377,729	10,353,552
Comcast, Cl A	60,279	2,162,811
Electronic Arts	39,004	5,036,196
Endeavor Group Holdings, Cl A	224,733	7,324,048
Fox, Cl A	46,258	2,664,461
Interpublic Group	78,760	2,158,024
Liberty Broadband, Cl C *	28,770	2,366,620
Nexstar Media Group, Cl A	14,404	2,436,437
T-Mobile US	30,675	8,272,741
Verizon Communications	201,508	8,684,995
		51,459,885
Consumer Discretionary — 7.6%
Best Buy	26,585	2,390,257
BorgWarner	69,966	2,082,888
Ford Motor	221,711	2,117,340
Gap	90,279	2,041,208
Garmin	2,431	556,529
General Motors	42,144	2,070,535
Harley-Davidson	78,609	2,024,968
KB Home	32,805	2,001,105
Lear	23,617	2,219,762
Lithia Motors, Cl A	6,396	2,203,038
Macy’s	152,385	2,186,725
McDonald’s	11,057	3,409,205
Meritage Homes	27,037	1,959,371
PVH	23,023	1,723,041
Signet Jewelers	37,394	1,956,454
TJX	2,938	366,545
Whirlpool	16,745	1,704,473
Yum! Brands	8,980	1,404,203
		34,417,647

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 10.0%
Albertsons, Cl A	305,100	$6,419,304
Altria Group	50,420	2,815,957
Archer-Daniels-Midland	44,129	2,082,889
Bunge Global	28,664	2,126,582
Church & Dwight	3,018	335,602
Coca-Cola	74,538	5,307,851
Colgate-Palmolive	3,975	362,401
Conagra Brands	86,749	2,215,569
Costco Wholesale	670	702,569
Ingredion	2,406	314,248
Kellanova	81,782	6,779,728
Kraft Heinz	76,458	2,348,025
Kroger	9,443	612,095
Molson Coors Beverage, Cl B	40,464	2,480,038
Procter & Gamble	4,868	846,253
Tyson Foods, Cl A	40,035	2,455,747
Walmart	71,517	7,052,291
		45,257,149
Energy — 4.9%
Antero Midstream	135,003	2,288,301
Baker Hughes, Cl A	48,536	2,164,220
Chevron	2,294	363,874
Chord Energy	18,259	2,087,004
Civitas Resources	42,561	1,631,789
Diamondback Energy	12,490	1,985,410
DT Midstream	24,979	2,400,232
Exxon Mobil	3,231	359,707
Kinder Morgan	89,681	2,430,355
Noble	67,039	1,736,310
NOV	149,006	2,223,170
Viper Energy, Cl A	44,673	2,080,422
Williams	8,281	481,789
		22,232,583
Financials — 24.6%
Aflac	4,412	482,982
AGNC Investment ‡	229,043	2,388,918
American Financial Group	16,558	2,090,944

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon PLC, Cl A	899	$367,799
Arthur J Gallagher	1,121	378,607
Bank OZK	43,635	2,094,916
Berkshire Hathaway, Cl B *	14,411	7,404,804
Cadence Bank	61,900	2,052,604
Cboe Global Markets	20,487	4,318,660
Chubb	1,210	345,431
Citigroup	27,151	2,170,722
Citizens Financial Group	47,372	2,168,216
CME Group, Cl A	28,662	7,273,556
Columbia Banking System	77,281	2,065,721
Comerica	35,423	2,278,762
Essent Group	38,743	2,232,372
Everest Group	6,124	2,163,119
Fiserv *	1,760	414,814
FNB	143,058	2,122,981
Franklin Resources	112,016	2,268,324
Hartford Financial Services Group	3,011	356,141
Huntington Bancshares	131,907	2,172,508
Intercontinental Exchange	40,934	7,090,997
Lincoln National	67,233	2,622,087
Loews	3,983	345,207
Marsh & McLennan	28,803	6,850,506
Mastercard, Cl A	806	464,506
MGIC Investment	90,467	2,226,393
Old Republic International	11,761	452,916
OneMain Holdings, Cl A	38,972	2,094,355
Progressive	3,181	897,042
Prosperity Bancshares	28,167	2,162,099
Prudential Financial	18,882	2,173,318
Radian Group	66,956	2,203,522
Regions Financial	91,486	2,169,133
Rithm Capital ‡	197,584	2,400,646
Starwood Property Trust ‡	117,080	2,402,482
Tradeweb Markets, Cl A	4,885	661,282
Travelers	1,250	323,112
Truist Financial	47,323	2,193,421
UMB Financial	18,459	2,036,581
United Bankshares	57,999	2,096,084

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Unum Group	35,145	$2,892,082
Visa, Cl A	20,646	7,488,511
W R Berkley	7,176	452,662
Webster Financial	37,438	2,108,508
Western Union	217,036	2,350,500
Willis Towers Watson PLC	1,003	340,669
Zions Bancorp	38,251	2,067,084
		111,178,606
Health Care — 11.0%
AbbVie	3,823	799,122
Acadia Healthcare *	50,292	1,507,754
Amgen	1,234	380,146
Becton Dickinson	1,357	306,044
Biogen *	15,557	2,185,758
Boston Scientific *	66,678	6,920,510
Cardinal Health	3,108	402,424
Cencora	26,990	6,843,045
Centene *	35,001	2,035,658
Chemed	659	395,927
Cigna Group	1,156	357,031
CVS Health	42,030	2,762,212
Elanco Animal Health *	183,673	2,051,627
Hologic *	4,496	285,001
Johnson & Johnson	39,554	6,527,201
McKesson	726	464,829
Medtronic PLC	25,398	2,337,124
Merck	46,867	4,323,481
Organon	140,084	2,088,652
Quest Diagnostics	2,185	377,786
Royalty Pharma, Cl A	73,991	2,489,057
Tenet Healthcare *	16,540	2,093,799
Viatris	199,652	1,842,788
		49,776,976
Industrials — 10.7%
Air Lease, Cl A	47,275	2,265,418
AMETEK	1,955	370,082
Automatic Data Processing	21,748	6,854,535

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Broadridge Financial Solutions	9,305	$2,244,552
General Dynamics	21,645	5,467,527
Honeywell International	1,468	312,523
Huntington Ingalls Industries	10,921	1,917,509
Leidos Holdings	1,991	258,770
Lockheed Martin	13,417	6,042,614
Northrop Grumman	837	386,476
Republic Services, Cl A	31,363	7,433,658
RTX	53,704	7,142,095
Snap-On	1,817	619,906
Verisk Analytics, Cl A	1,329	394,593
Waste Management	28,651	6,669,380
		48,379,638
Information Technology — 8.2%
Amdocs	68,056	5,937,886
Apple	1,922	464,817
Arrow Electronics *	18,671	2,017,775
Avnet	40,909	2,067,541
Cisco Systems	108,393	6,949,075
GoDaddy, Cl A *	2,165	388,618
Hewlett Packard Enterprise	90,912	1,800,967
HP	67,093	2,071,161
International Business Machines	1,423	359,222
Juniper Networks	172,246	6,235,305
Motorola Solutions	10,133	4,460,749
Roper Technologies	676	395,122
Skyworks Solutions	24,090	1,605,839
TD SYNNEX	15,670	2,154,468
VeriSign *	1,874	445,787
		37,354,332
Materials — 5.2%
AptarGroup	2,333	342,368
Celanese, Cl A	30,515	1,554,434
Dow	54,482	2,076,309
Eastman Chemical	24,074	2,355,641
Ecolab	1,328	357,245
FMC	40,577	1,497,291

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC	13,571	$6,338,336
LyondellBasell Industries, Cl A	28,538	2,192,575
Mosaic	80,065	1,915,155
Packaging Corp of America	1,816	386,971
Sonoco Products	46,026	2,200,963
United States Steel	60,967	2,452,093
		23,669,381
Real Estate — 2.6%
CareTrust REIT ‡	84,093	2,175,486
Kilroy Realty ‡	58,050	2,072,385
SL Green Realty ‡	33,237	2,145,116
VICI Properties, Cl A ‡	75,573	2,455,367
Welltower ‡	2,469	379,016
WP Carey ‡	40,293	2,587,213
		11,814,583
Utilities — 1.6%
American Electric Power	3,253	344,981
Atmos Energy	2,312	351,725
CMS Energy	4,866	355,461
Consolidated Edison	3,962	402,222
Duke Energy	3,931	461,853
Entergy	3,917	341,993
Evergy	5,108	351,992
FirstEnergy	8,221	318,728
NiSource	8,609	351,333
Pinnacle West Capital	4,059	375,620
PPL	9,902	348,650
Southern	5,364	481,634
UGI	73,514	2,511,238

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	3,251	$346,849
		7,344,279
TOTAL UNITED STATES		442,885,059
TOTAL COMMON STOCK (Cost $425,112,518)		444,928,829
TOTAL INVESTMENTS — 98.3% (Cost $425,112,518)		$444,928,829

Percentages are based on Net Assets of $452,757,752.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.3%
CANADA— 1.5%
Utilities — 1.5%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	162,991	$4,213,317
TOTAL CANADA		4,213,317
UNITED STATES— 97.8%
Consumer Staples — 3.7%
CHS, Ser 2, 7.100%, US0003M + 4.298% (A)	195,621	5,025,503
CHS, Ser 3, 6.750%, US0003M + 4.155% (A)	229,417	5,868,487
		10,893,990
Energy — 1.2%
NGL Energy Partners, 11.775%, TSFR3M + 7.475% (A)	146,493	3,499,718
Financials — 92.9%
AGNC Investment, 10.122%, US0003M + 4.993% ‡ (A)	187,462	4,795,278
AGNC Investment, 9.675%, TSFR3M + 5.373% ‡ (A)	151,336	3,904,469
AGNC Investment, 8.896%, TSFR3M + 4.594% ‡ (A)	109,377	2,778,176
Allstate, 7.729%, TSFR3M + 3.427% (A)	232,918	6,055,868
Annaly Capital Management, 9.579%, TSFR3M + 5.251% ‡ (A)	206,111	5,313,542
Annaly Capital Management, 9.555%, TSFR3M + 5.255% ‡ (A)	335,474	8,715,615
Annaly Capital Management, 8.734%, TSFR3M + 4.434% ‡ (A)	197,950	5,067,520
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	279,540	7,427,378
Arbor Realty Trust, 6.250%, TSFR3M + 5.440% ‡ (A)	131,988	2,965,770
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	139,676	3,491,900
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	232,918	6,111,768
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	267,878	6,935,361
Athene Holding, 6.350%, US0003M + 4.253% (A)	401,897	10,111,729
Banc of California, 7.750%, H15T5Y + 4.820% (A)	239,087	6,017,820
Bank of America, 6.450%, + 0.000%	489,308	12,746,473

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 5.225%, TSFR3M + 0.912% (A)	139,192	$3,205,592
Bank of America, 5.092%, TSFR3M + 0.762% (A)	194,521	4,518,723
Bank of America, 4.935%, TSFR3M + 0.612% (A)	143,362	3,462,192
Chimera Investment, 10.377%, TSFR3M + 6.053% ‡ (A)	151,331	3,815,055
Chimera Investment, 9.924%, TSFR3M + 5.600% ‡ (A)	93,059	2,332,989
Compass Diversified Holdings, 7.875%, US0003M + 4.985% (A)	71,563	1,718,228
Enstar Group, 7.000%, US0003M + 4.015% (A)	186,259	3,918,889
Fifth Third Bancorp, 8.296%, TSFR3M + 3.972% (A)	209,608	5,477,057
Flagstar Financial, 6.375%, US0003M + 3.821% (A)	239,888	5,577,396
Goldman Sachs Group, 5.309%, TSFR3M + 1.012% (A)	349,432	8,330,459
Goldman Sachs Group, 5.309%, TSFR3M + 1.012% (A)	93,055	2,289,153
Goldman Sachs Group, 5.229%, TSFR3M + 0.932% (A)	629,128	14,778,217
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	151,336	3,910,522
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	256,227	6,756,706
Kemper, 5.875%, H15T5Y + 4.140% (A)	69,741	1,644,493
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	279,526	7,002,126
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	232,911	5,887,990
M&T Bank, 5.625%, US0003M + 4.020% (A)	116,368	2,949,929
MetLife, 5.620%, TSFR3M + 1.262% (A)	279,528	7,086,035
Morgan Stanley, 5.264%, TSFR3M + 0.962% (A)	512,604	12,240,984
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	232,916	6,072,120
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	232,906	5,699,210
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	326,150	8,519,038

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	186,292	$4,603,275
Rithm Capital, 10.822%, US0003M + 5.802% ‡ (A)	72,083	1,822,979
Rithm Capital, 10.657%, US0003M + 5.640% ‡ (A)	131,066	3,310,727
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	216,587	5,211,083
SLM, 6.320%, TSFR3M + 1.962% (A)	29,203	2,214,463
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	232,913	5,962,573
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	162,991	4,249,175
US Bancorp, 5.584%, TSFR3M + 1.282% (A)	6,692	5,962,572
US Bancorp, 5.164%, TSFR3M + 0.862% (A)	465,979	10,820,032
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	139,675	3,501,652
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	139,658	3,177,220
		270,467,521
TOTAL UNITED STATES		284,861,229
TOTAL PREFERRED STOCK (Cost $278,453,328)		289,074,546
TOTAL INVESTMENTS — 99.3% (Cost $278,453,328)		$289,074,546

Percentages are based on Net Assets of $291,216,574.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	124	$263,112

IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A	1,627	567,010

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	595	38,746

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	216	19,209

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	2,798	66,313

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	790	121,684

UNITED KINGDOM — 0.1%
Consumer Discretionary — 0.1%
Flutter Entertainment PLC *	460	129,071

UNITED STATES — 99.0%
Communication Services — 9.8%
Alphabet, Cl A	15,069	2,565,949
Alphabet, Cl C	13,329	2,295,520
AT&T	18,514	507,469
Charter Communications, Cl A *	244	88,711
Comcast, Cl A	9,877	354,387
Electronic Arts	616	79,538
Endeavor Group Holdings, Cl A	487	15,871

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Fox, Cl A	572	$32,947
Fox, Cl B	315	17,032
Live Nation Entertainment *	371	53,187
Meta Platforms, Cl A	5,610	3,748,602
Netflix *	1,077	1,056,063
Omnicom Group	504	41,711
Pinterest, Cl A *	1,518	56,136
Reddit, Cl A *	254	41,092
ROBLOX, Cl A *	1,264	80,441
Sirius XM Holdings	4	94
Snap, Cl A *	2,607	26,722
Spotify Technology *	369	224,356
Take-Two Interactive Software *	420	89,032
TKO Group Holdings, Cl A *	182	27,416
T-Mobile US	1,252	337,652
Trade Desk, Cl A *	1,142	80,305
Verizon Communications	10,899	469,747
Walt Disney	4,670	531,446
Warner Bros Discovery *	5,694	65,253
Warner Music Group, Cl A	315	10,616
		12,897,295
Consumer Discretionary — 10.3%
Airbnb, Cl A *	1,098	152,479
Amazon.com *	24,240	5,145,667
AutoZone *	45	157,185
Best Buy	500	44,955
Booking Holdings	87	436,393
Carnival *	2,535	60,663
Carvana, Cl A *	287	66,900
Chipotle Mexican Grill, Cl A *	3,531	190,568
Darden Restaurants	306	61,341
Deckers Outdoor *	388	54,072
DoorDash, Cl A *	828	164,308
DR Horton	745	94,473
DraftKings, Cl A *	1,184	51,930
eBay	1,233	79,824
Expedia Group *	322	63,743
Ford Motor	10,122	96,665

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Garmin	392	$89,741
General Motors	2,821	138,596
Genuine Parts	351	43,833
Hilton Worldwide Holdings	613	162,421
Home Depot	2,569	1,018,865
Las Vegas Sands	938	41,938
Lennar, Cl A	620	74,171
Lennar, Cl B	15	1,736
Lowe’s	1,466	364,506
Lululemon Athletica *	271	99,080
Marriott International, Cl A	602	168,831
McDonald’s	1,856	572,260
NIKE, Cl B	3,054	242,579
NVR *	8	57,965
O’Reilly Automotive *	154	211,541
PulteGroup	546	56,391
Ross Stores	848	118,991
Royal Caribbean Cruises	638	157,012
Starbucks	2,874	332,838
Tesla *	7,197	2,108,577
TJX	2,906	362,553
Tractor Supply	1,404	77,711
Ulta Beauty *	122	44,696
Williams-Sonoma	306	59,541
Yum! Brands	721	112,743
		13,640,282
Consumer Staples — 5.7%
Altria Group	4,441	248,030
Archer-Daniels-Midland	1,266	59,755
Brown-Forman, Cl A	114	3,766
Brown-Forman, Cl B	758	25,097
Bunge Global	357	26,486
Church & Dwight	623	69,278
Clorox	317	49,576
Coca-Cola	10,036	714,664
Colgate-Palmolive	2,143	195,377
Conagra Brands	1,211	30,929
Constellation Brands, Cl A	406	71,253

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Costco Wholesale	1,148	$1,203,804
Dollar General	555	41,170
Dollar Tree *	519	37,814
Estee Lauder, Cl A	541	38,903
General Mills	1,461	88,566
Hershey	378	65,284
Hormel Foods	726	20,785
Kellanova	661	54,797
Kenvue	4,937	116,513
Keurig Dr Pepper	2,720	91,174
Kimberly-Clark	872	123,833
Kraft Heinz	2,029	62,311
Kroger	1,715	111,166
McCormick	640	52,870
Mondelez International, Cl A	3,465	222,557
Monster Beverage *	1,800	98,370
PepsiCo	3,566	547,274
Philip Morris International	4,017	623,760
Procter & Gamble	6,070	1,055,209
Sysco	1,310	98,957
Target	1,194	148,343
Tyson Foods, Cl A	717	43,981
Walmart	11,299	1,114,194
		7,555,846
Energy — 3.4%
Baker Hughes, Cl A	2,605	116,157
Cheniere Energy	578	132,108
Chesapeake Energy	547	54,087
Chevron	4,329	686,666
ConocoPhillips	3,380	335,127
Coterra Energy	1,905	51,416
Devon Energy	1,605	58,133
Diamondback Energy	440	69,943
EOG Resources	1,448	183,809
EQT	1,461	70,376
Exxon Mobil	11,343	1,262,816
Halliburton	2,313	60,994
Hess	713	106,194

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan	5,046	$136,747
Marathon Petroleum	830	124,649
Occidental Petroleum	1,797	87,766
ONEOK	1,500	150,585
Phillips 66	1,092	141,622
Schlumberger	3,676	153,142
Targa Resources	572	115,384
Texas Pacific Land	61	87,105
Valero Energy	843	110,205
Williams	3,146	183,034
		4,478,065
Financials — 14.2%
Aflac	1,331	145,704
Allstate	673	134,028
American Express	1,428	429,771
American International Group	1,648	136,685
Ameriprise Financial	253	135,937
Aon PLC, Cl A	510	208,651
Apollo Global Management	1,042	155,539
Arch Capital Group	913	84,827
Ares Management, Cl A	472	80,684
Arthur J Gallagher	635	214,465
Bank of America	17,183	792,136
Bank of New York Mellon	1,875	166,781
Berkshire Hathaway, Cl B *	3,415	1,754,729
BlackRock Funding	397	388,179
Blackstone	1,855	298,952
Block, Cl A *	1,416	92,465
Blue Owl Capital, Cl A	1,232	26,525
Brown & Brown	609	72,191
Capital One Financial	970	194,533
Cboe Global Markets	265	55,862
Charles Schwab	3,862	307,145
Chubb	1,045	298,327
Cincinnati Financial	396	58,533
Citigroup	4,767	381,122
Citizens Financial Group	1,159	53,047
CME Group, Cl A	921	233,722

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Coinbase Global, Cl A *	512	$110,397
Corpay *	179	65,702
Discover Financial Services	638	124,531
Erie Indemnity, Cl A	67	28,681
Everest Group	87	30,730
FactSet Research Systems	100	46,174
Fidelity National Information Services	1,433	101,915
Fifth Third Bancorp	1,741	75,681
First Citizens BancShares, Cl A	27	55,298
Fiserv *	1,457	343,400
Global Payments	657	69,169
Goldman Sachs Group	808	502,810
Hartford Financial Services Group	763	90,248
Huntington Bancshares	3,678	60,577
Interactive Brokers Group, Cl A	255	52,122
Intercontinental Exchange	1,465	253,782
JPMorgan Chase	7,246	1,917,654
KKR	1,727	234,164
Loews	470	40,735
LPL Financial Holdings	187	69,515
M&T Bank	426	81,673
Markel Group *	35	67,670
Marsh & McLennan	1,283	305,149
Mastercard, Cl A	2,100	1,210,251
MetLife	1,536	132,372
Moody’s	411	207,119
Morgan Stanley	3,202	426,218
MSCI, Cl A	196	115,740
Nasdaq	1,061	87,830
Northern Trust	526	57,976
PayPal Holdings *	2,582	183,451
PNC Financial Services Group	1,027	197,102
Principal Financial Group	598	53,246
Progressive	1,513	426,666
Prudential Financial	947	109,000
Raymond James Financial	486	75,170
Regions Financial	2,352	55,766
Robinhood Markets, Cl A *	1,244	62,324
Rocket, Cl A *	148	2,072

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
S&P Global	802	$428,059
State Street	773	76,705
Synchrony Financial	1,032	62,622
T Rowe Price Group	561	59,309
Toast, Cl A *	1,043	40,260
TPG, Cl A	217	11,970
Tradeweb Markets, Cl A	292	39,528
Travelers	590	152,509
Truist Financial	3,434	159,166
US Bancorp	3,824	179,346
Visa, Cl A	4,464	1,619,137
W R Berkley	774	48,824
Wells Fargo	8,597	673,317
Willis Towers Watson PLC	263	89,328
		18,670,700
Health Care — 10.8%
Abbott Laboratories	4,488	619,389
AbbVie	4,580	957,357
Agilent Technologies	761	97,347
Align Technology *	185	34,601
Alnylam Pharmaceuticals *	318	78,466
Amgen	1,377	424,199
Avantor *	1,657	27,672
Baxter International	1,284	44,311
Becton Dickinson	749	168,922
Biogen *	370	51,985
BioMarin Pharmaceutical *	476	33,872
Boston Scientific *	3,801	394,506
Bristol-Myers Squibb	5,266	313,959
Cardinal Health	621	80,407
Cencora	452	114,600
Centene *	1,294	75,259
Cigna Group	708	218,666
Cooper *	509	46,003
CVS Health	3,242	213,064
Danaher	1,671	347,167
Dexcom *	1,007	88,989
Edwards Lifesciences *	1,552	111,154

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Elevance Health	592	$234,953
Eli Lilly	2,196	2,021,703
GE HealthCare Technologies	1,096	95,736
Gilead Sciences	3,221	368,192
HCA Healthcare	475	145,492
Hologic *	592	37,527
Humana	309	83,560
IDEXX Laboratories *	208	90,919
Illumina *	409	36,295
Incyte *	414	30,429
Intuitive Surgical *	920	527,298
IQVIA Holdings *	461	87,037
Johnson & Johnson	6,240	1,029,725
Labcorp Holdings	213	53,471
McKesson	326	208,725
Medtronic PLC	3,319	305,414
Merck	6,575	606,544
Mettler-Toledo International *	56	71,272
Moderna *	807	24,985
Molina Healthcare *	152	45,770
Natera *	323	50,256
Pfizer	14,690	388,257
Quest Diagnostics	282	48,758
Regeneron Pharmaceuticals	268	187,262
ResMed	374	87,336
Revvity	312	34,991
Royalty Pharma, Cl A	950	31,958
STERIS PLC	249	54,596
Stryker	821	317,062
Thermo Fisher Scientific	982	519,439
UnitedHealth Group	2,378	1,129,455
Veeva Systems, Cl A *	382	85,621
Vertex Pharmaceuticals *	664	318,581
Viatris	3,045	28,105
Waters *	154	58,110
West Pharmaceutical Services	180	41,821
Zimmer Biomet Holdings	540	56,333
Zoetis, Cl A	1,169	195,504
		14,280,387

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.4%
3M	1,425	$221,046
AMETEK	588	111,308
Automatic Data Processing	1,058	333,460
Axon Enterprise *	187	98,820
Boeing *	1,848	322,716
Booz Allen Hamilton Holding, Cl A	327	34,682
Broadridge Financial Solutions	298	71,884
Builders FirstSource *	304	42,253
Carlisle	125	42,595
Carrier Global	2,178	141,134
Caterpillar	1,249	429,594
Cintas	891	184,882
Copart *	2,185	119,738
CSX	5,055	161,811
Cummins	351	129,231
Deere	649	312,033
Delta Air Lines	1,649	99,138
Dover	351	69,768
Eaton PLC	1,024	300,360
EMCOR Group	122	49,887
Emerson Electric	1,472	179,010
Equifax	312	76,502
Expeditors International of Washington	358	42,015
Fastenal	1,469	111,247
FedEx	580	152,482
Ferguson Enterprises	502	89,105
Fortive	905	71,984
GE Vernova	717	240,324
General Dynamics	579	146,255
General Electric	2,788	577,060
HEICO	106	28,056
HEICO, Cl A	187	39,861
Honeywell International	1,684	358,507
Howmet Aerospace	1,046	142,884
Hubbell, Cl B	141	52,394
IDEX	188	36,534
Illinois Tool Works	765	201,945
Ingersoll Rand	1,039	88,086
Jacobs Solutions	318	40,739

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	205	$33,044
Johnson Controls International	1,723	147,592
L3Harris Technologies	490	100,994
Leidos Holdings	349	45,360
Lennox International	83	49,887
Lockheed Martin	611	275,176
Norfolk Southern	578	142,043
Northrop Grumman	383	176,846
Old Dominion Freight Line	495	87,368
Otis Worldwide	1,057	105,467
PACCAR	1,327	142,307
Parker-Hannifin	329	219,940
Paychex	832	126,189
Quanta Services	370	96,063
Republic Services, Cl A	536	127,043
Rockwell Automation	293	84,135
Rollins	756	39,607
RTX	3,440	457,486
Southwest Airlines	1,514	47,025
SS&C Technologies Holdings	549	48,888
Stanley Black & Decker	386	33,401
Trane Technologies PLC	585	206,915
TransDigm Group	145	198,244
TransUnion	496	45,845
Uber Technologies *	5,221	396,848
Union Pacific	1,580	389,770
United Airlines Holdings *	827	77,581
United Parcel Service, Cl B	1,876	223,300
United Rentals	175	112,406
Veralto	559	55,766
Verisk Analytics, Cl A	372	110,451
Vertiv Holdings, Cl A	881	83,845
Waste Management	1,049	244,186
Watsco	91	45,894
Westinghouse Air Brake Technologies	460	85,266
WW Grainger	118	120,503
Xylem	608	79,581
		11,013,592

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 30.1%
Adobe *	1,133	$496,888
Advanced Micro Devices *	4,148	414,219
Akamai Technologies *	380	30,658
Amdocs	288	25,128
Amphenol, Cl A	3,063	203,996
Analog Devices	1,280	294,477
ANSYS *	218	72,648
Apple	38,025	9,195,966
Applied Materials	2,091	330,524
AppLovin, Cl A *	567	184,695
Arista Networks *	2,672	248,630
Astera Labs *	278	20,669
Atlassian, Cl A *	409	116,262
Autodesk *	561	153,832
Bentley Systems, Cl B	402	17,648
Broadcom	11,835	2,360,254
Cadence Design Systems *	701	175,600
CDW	345	61,479
Cisco Systems	10,360	664,180
Cloudflare, Cl A *	761	110,573
Cognizant Technology Solutions, Cl A	1,284	106,996
Corning	1,980	99,297
Crowdstrike Holdings, Cl A *	583	227,172
Datadog, Cl A *	780	90,909
Dell Technologies, Cl C	779	80,050
Entegris	382	38,666
Fair Isaac *	65	122,613
First Solar *	255	34,726
Fortinet *	1,584	171,088
Gartner *	188	93,684
GLOBALFOUNDRIES *	176	6,824
GoDaddy, Cl A *	344	61,748
Hewlett Packard Enterprise	3,301	65,393
HP	2,534	78,225
HubSpot *	128	92,671
Intel	11,009	261,244
International Business Machines	2,384	601,817
Intuit	705	432,757
Jabil	277	42,913

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Keysight Technologies *	449	$71,629
KLA	348	246,676
Lam Research	3,312	254,163
Marvell Technology	2,213	203,198
Microchip Technology	1,351	79,520
Micron Technology	2,858	267,595
Microsoft	18,957	7,525,739
MicroStrategy, Cl A *	578	147,639
MongoDB, Cl A *	172	45,998
Monolithic Power Systems	124	75,765
Motorola Solutions	434	191,055
NetApp	532	53,099
NVIDIA	60,775	7,592,013
Okta, Cl A *	407	36,829
ON Semiconductor *	1,107	52,084
Oracle	4,200	697,452
Palantir Technologies, Cl A *	5,071	430,629
Palo Alto Networks *	1,649	314,019
PTC *	301	49,253
Pure Storage, Cl A *	785	41,189
QUALCOMM	2,882	452,964
Roper Technologies	272	158,984
Salesforce	2,410	717,818
Samsara, Cl A *	493	23,506
SANDISK *	277	12,977
Seagate Technology Holdings	497	50,649
ServiceNow *	538	500,211
Skyworks Solutions	409	27,264
Snowflake, Cl A *	815	144,336
Super Micro Computer *	1,237	51,286
Synopsys *	396	181,083
Teledyne Technologies *	123	63,347
Teradyne	396	43,505
Texas Instruments	2,346	459,793
Trimble *	625	44,988
Tyler Technologies *	110	66,927
Ubiquiti	10	3,417
VeriSign *	218	51,858
Western Digital *	820	40,123

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	560	$147,470
Zebra Technologies, Cl A *	134	42,217
Zoom Video Communications, Cl A *	671	49,453
Zscaler *	232	45,525
		39,642,364
Materials — 2.0%
Air Products & Chemicals	561	177,360
Amcor PLC	3,680	37,242
Avery Dennison	200	37,594
Ball	794	41,836
CF Industries Holdings	466	37,755
Corteva	1,793	112,923
CRH PLC	1,772	181,665
Dow	1,820	69,360
DuPont de Nemours	969	79,235
Ecolab	650	174,857
Freeport-McMoRan	3,687	136,087
International Flavors & Fragrances	652	53,340
Linde PLC	1,234	576,340
LyondellBasell Industries, Cl A	651	50,016
Martin Marietta Materials	162	78,269
Newmont	2,979	127,620
Nucor	615	84,544
Packaging Corp of America	223	47,519
PPG Industries	601	68,045
Reliance	148	43,980
Sherwin-Williams	596	215,913
Smurfit WestRock	1,322	68,837
Steel Dynamics	378	51,057
Vulcan Materials	340	84,085
Westlake	82	9,209
		2,644,688
Real Estate — 2.1%
Alexandria Real Estate Equities ‡	398	40,699
American Tower ‡	1,208	248,389
AvalonBay Communities ‡	364	82,329
BXP ‡	363	25,748

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CBRE Group, Cl A *	798	$113,268
CoStar Group *	1,040	79,300
Crown Castle ‡	1,114	104,827
Digital Realty Trust ‡	840	131,309
Equinix ‡	238	215,299
Equity Residential ‡	880	65,270
Essex Property Trust ‡	167	52,032
Extra Space Storage ‡	543	82,840
Healthpeak Properties ‡	1,797	36,767
Invitation Homes ‡	1,464	49,791
Iron Mountain ‡	744	69,318
Mid-America Apartment Communities ‡	297	49,932
Millrose Properties, Cl A *	316	7,224
ProLogis ‡	2,391	296,293
Public Storage ‡	409	124,181
Realty Income ‡	2,248	128,203
SBA Communications, Cl A ‡	272	59,269
Simon Property Group ‡	839	156,129
Sun Communities ‡	313	42,615
Ventas ‡	1,027	71,048
VICI Properties, Cl A ‡	2,659	86,391
Welltower ‡	1,547	237,480
Weyerhaeuser ‡	1,874	56,407
		2,712,358
Utilities — 2.2%
Alliant Energy	636	41,041
Ameren	668	67,842
American Electric Power	1,354	143,592
American Water Works	503	68,393
Atmos Energy	384	58,418
CenterPoint Energy	1,602	55,077
CMS Energy	761	55,591
Consolidated Edison	892	90,556
Constellation Energy	810	202,941
Dominion Energy	2,154	121,960
DTE Energy	530	70,861
Duke Energy	1,996	234,510
Edison International	982	53,460

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	1,081	$94,382
Evergy	571	39,348
Eversource Energy	886	55,827
Exelon	2,557	113,019
FirstEnergy	1,392	53,968
NextEra Energy	5,241	367,761
PG&E	5,485	89,625
PPL	1,891	66,582
Public Service Enterprise Group	1,290	104,684
Sempra	1,628	116,516
Southern	2,812	252,489
Vistra	873	116,685
WEC Energy Group	812	86,632
Xcel Energy	1,414	101,949
		2,923,709
TOTAL UNITED STATES		130,459,286
TOTAL COMMON STOCK (Cost $123,193,650)		131,664,431
TOTAL INVESTMENTS — 99.9% (Cost $123,193,650)		$131,664,431

Percentages are based on Net Assets of $131,789,055.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 105.1%
U.S. Cash Management Bill 5.272%, 03/18/25(A)	$41,770,000	$41,695,684
U.S. Treasury Bills
9.272%, 03/27/25(A)	25,600,000	25,527,979
9.071%, 03/20/25(A)	30,660,000	30,598,757
7.778%, 03/06/25(A)	36,640,000	36,627,115
6.135%, 03/11/25(A)	45,490,000	45,446,734
5.727%, 03/25/25(A)	25,900,000	25,833,049
4.291%, 03/04/25(A)	60,700,000	60,692,838
4.265%, 04/15/25(A)	48,600,000	48,354,071
4.264%, 04/08/25(A)	42,670,000	42,489,325
4.259%, 04/03/25(A)	94,880,000	94,533,991
4.255%, 04/22/25(A)	42,740,000	42,488,754
4.237%, 05/27/25(A)	2,650,000	2,623,815
4.236%, 05/06/25(A)	15,000,000	14,887,627
4.235%, 04/10/25(A)	76,420,000	76,078,542
4.232%, 05/13/25(A)	2,650,000	2,628,062
4.230%, 04/17/25(A)	85,800,000	85,346,225
4.230%, 04/24/25(A)	81,000,000	80,505,655
3.550%, 05/01/25(A)	87,036,000	86,430,269
3.044%, 05/15/25(A)	70,850,000	70,246,953
2.782%, 04/01/25(A)	69,100,000	68,863,846
2.137%, 05/22/25(A)	60,350,000	59,787,068
2.019%, 05/29/25(A)	47,750,000	47,265,049
1.191%, 05/08/25(A)	70,850,000	70,301,727
1.134%, 05/20/25(A)	20,490,000	20,303,830
0.332%, 04/29/25(A)	40,150,000	39,881,286
0.000%, 03/13/25(B)	23,000,000	22,972,805
		1,200,715,372
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,242,160,167)		1,242,411,056
TOTAL INVESTMENTS — 105.1% (Cost $1,242,160,167)		$1,242,411,056

Percentages are based on Net Assets of $1,181,807,011.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X 1-3 Month T-Bill ETF

As of February 28, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 10.2%
AT&T	8,821	$241,784
Fox, Cl A	3,082	177,523
Interpublic Group	2,915	79,871
Match Group	2,433	77,150
Nexstar Media Group, Cl A	510	86,266
Omnicom Group	1,563	129,354
Warner Bros Discovery *	18,791	215,345
ZoomInfo Technologies, Cl A *	2,830	32,998
		1,040,291
Consumer Discretionary — 18.9%
ADT	14,894	121,982
BorgWarner	2,175	64,750
Capri Holdings *	1,615	35,498
Carter’s	452	18,654
Columbia Sportswear	508	44,115
Crocs *	770	76,669
Dillard’s, Cl A	138	53,695
Etsy *	1,117	57,179
Expedia Group *	956	189,250
Gap	4,220	95,414
H&R Block	1,114	60,724
Harley-Davidson	2,303	59,325
Hasbro	1,249	81,322
International Game Technology	4,926	87,338
Lennar, Cl A	1,453	173,822
Levi Strauss, Cl A	3,392	60,954
Mattel *	3,548	75,572
NIKE, Cl B	2,611	207,392
PVH	675	50,517
Ralph Lauren, Cl A	382	103,576
Steven Madden	479	15,706
Tapestry	1,699	145,129
Thor Industries	377	37,470
		1,916,053
Consumer Staples — 10.3%
Altria Group	3,728	208,209

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Archer-Daniels-Midland	3,973	$187,525
Bunge Global	1,215	90,141
Conagra Brands	4,963	126,755
Ingredion	769	100,439
Maplebear *	1,531	62,909
Molson Coors Beverage, Cl B	1,789	109,648
Pilgrim’s Pride *	2,974	161,756
		1,047,382
Energy — 22.4%
Chevron	1,407	223,178
Chord Energy	390	44,577
ConocoPhillips	2,112	209,405
Diamondback Energy	956	151,966
EOG Resources	1,693	214,910
Exxon Mobil	1,892	210,636
Halliburton	4,382	115,553
HF Sinclair	1,500	52,905
Marathon Petroleum	1,507	226,321
Murphy Oil	1,562	41,378
NOV	2,622	39,120
Occidental Petroleum	4,259	208,010
Ovintiv	2,046	88,919
Schlumberger	5,457	227,339
Valero Energy	1,695	221,587
		2,275,804
Health Care — 12.7%
Amedisys *	223	20,516
Biogen *	1,116	156,798
Bristol-Myers Squibb	3,504	208,909
DENTSPLY SIRONA	1,791	29,641
Envista Holdings *	1,341	26,793
Gilead Sciences	2,174	248,510
Hologic *	1,471	93,247
Lantheus Holdings *	443	41,562
Organon	4,545	67,766
Tenet Healthcare *	1,553	196,594
United Therapeutics *	226	72,331

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Viatris	13,911	$128,399
		1,291,066
Industrials — 5.3%
Builders FirstSource *	1,057	146,912
FTI Consulting *	197	32,623
Lyft, Cl A *	4,348	58,002
MasTec *	674	88,018
Maximus	481	31,361
Middleby *	446	73,773
Mueller Industries	704	56,447
UFP Industries	426	45,582
		532,718
Information Technology — 13.8%
Amdocs	646	56,364
Amkor Technology	1,564	33,001
Arrow Electronics *	799	86,348
Avnet	1,137	57,464
Cirrus Logic *	508	52,939
Dropbox, Cl A *	2,586	67,184
DXC Technology *	4,490	82,481
Gen Digital	7,001	191,337
HP	6,105	188,461
IPG Photonics *	223	12,977
Qorvo *	997	72,472
QUALCOMM	1,313	206,364
RingCentral, Cl A *	927	26,373
Skyworks Solutions	1,699	113,255
Teradata *	848	20,216
Zoom Video Communications, Cl A *	1,855	136,714
		1,403,950
Materials — 4.1%
Ashland	415	25,240
Cabot	448	38,528
Crown Holdings	1,279	114,637
NewMarket	74	42,188
Olin	1,360	34,530

Schedule of Investments	February 28, 2025 (Unaudited)

Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Scotts Miracle-Gro, Cl A	785	$45,977
Sealed Air	1,603	54,791
Silgan Holdings	1,089	59,144
		415,035
Real Estate — 2.1%
Apple Hospitality REIT ‡	1,915	28,361
WP Carey ‡	2,878	184,796
		213,157
TOTAL UNITED STATES		10,135,456
TOTAL COMMON STOCK (Cost $10,206,368)		10,135,456
TOTAL INVESTMENTS — 99.8% (Cost $10,206,368)		$10,135,456

Percentages are based on Net Assets of $10,158,679.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Notes
4.875%, 04/30/26	$79,000	$79,673
4.875%, 05/31/26	155,000	156,441
4.625%, 02/28/26	90,000	90,399
4.625%, 03/15/26	30,000	30,148
4.625%, 06/30/26	135,000	135,949
4.625%, 09/15/26	80,000	80,691
4.625%, 10/15/26	60,000	60,544
4.625%, 11/15/26	120,000	121,148
4.500%, 03/31/26	130,000	130,498
4.500%, 07/15/26	15,000	15,087
4.500%, 04/15/27	400,000	403,984
4.500%, 05/15/27	425,000	429,449
4.375%, 07/31/26	90,000	90,387
4.375%, 08/15/26	25,000	25,113
4.375%, 12/15/26	120,000	120,712
4.250%, 11/30/26	45,000	45,165
4.250%, 12/31/26	50,000	50,201
4.250%, 03/15/27	20,000	20,095
4.250%, 01/15/28	500,000	503,477
4.250%, 02/15/28	20,000	20,148
4.125%, 06/15/26	120,000	120,094
4.125%, 10/31/26	105,000	105,148
4.125%, 01/31/27	100,000	100,203
4.125%, 02/15/27	160,000	160,350
4.125%, 11/15/27	450,000	451,477
4.000%, 01/15/27	97,000	96,966
3.875%, 10/15/27	35,000	34,897
3.875%, 11/30/27	255,000	254,203
3.750%, 08/31/26	180,000	179,198
3.750%, 08/15/27	430,000	427,548
3.625%, 05/15/26	80,000	79,562
3.500%, 09/30/26	200,000	198,359
3.125%, 08/31/27	30,000	29,384
2.750%, 07/31/27	450,000	437,221
2.750%, 02/15/28	250,000	241,436
2.625%, 05/31/27	20,000	19,415
2.500%, 02/28/26	75,000	73,798
2.375%, 04/30/26	125,000	122,573
2.250%, 03/31/26	30,000	29,413
2.250%, 02/15/27	120,000	116,058
2.125%, 05/31/26	30,000	29,292

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
2.000%, 11/15/26	$50,000	$48,340
1.875%, 07/31/26	125,000	121,289
1.875%, 02/28/27	70,000	67,170
1.625%, 05/15/26	30,000	29,141
1.625%, 10/31/26	125,000	120,210
1.625%, 11/30/26	72,000	69,123
1.500%, 08/15/26	86,000	82,940
1.500%, 01/31/27	130,000	124,038
1.250%, 11/30/26	125,000	119,214
1.250%, 12/31/26	20,000	19,033
1.125%, 10/31/26	96,000	91,545
0.875%, 06/30/26	160,000	153,444
0.875%, 09/30/26	45,000	42,841
0.750%, 03/31/26	155,000	149,545
0.750%, 04/30/26	160,000	153,950
0.750%, 05/31/26	150,000	143,971
0.750%, 08/31/26	125,000	119,072
0.625%, 07/31/26	160,000	152,531
0.625%, 03/31/27	25,000	23,333
0.625%, 12/31/27	250,000	227,666
0.500%, 02/28/26	150,000	144,715
0.500%, 05/31/27	200,000	185,109
0.500%, 10/31/27	350,000	319,389
0.375%, 07/31/27	40,000	36,703
0.375%, 09/30/27	300,000	273,691
		8,933,907
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,934,579)		8,933,907
TOTAL INVESTMENTS — 99.0% (Cost $8,934,579)		$8,933,907

Percentages are based on Net Assets of $9,021,149.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Short-Term Treasury Ladder ETF

As of February 28, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Notes
4.625%, 02/15/35	$85,000	$87,709
4.500%, 11/15/33	100,000	102,148
4.375%, 12/31/29	4,000	4,059
4.375%, 11/30/30	125,000	126,831
4.375%, 05/15/34	25,000	25,290
4.250%, 02/28/31	100,000	100,809
4.250%, 11/15/34	120,000	120,150
4.125%, 11/15/32	6,000	5,989
4.000%, 02/28/30	117,000	116,863
4.000%, 02/15/34	140,000	137,769
3.875%, 09/30/29	125,000	124,165
3.875%, 08/15/33	100,000	97,746
3.875%, 08/15/34	120,000	116,719
3.750%, 06/30/30	125,000	123,135
3.500%, 02/15/33	150,000	143,250
3.375%, 05/15/33	7,000	6,611
3.250%, 06/30/29	100,000	96,906
3.125%, 11/15/28	100,000	96,961
2.875%, 05/15/32	100,000	92,160
2.750%, 08/15/32	100,000	91,074
2.375%, 03/31/29	125,000	117,290
1.750%, 01/31/29	100,000	91,856
1.625%, 05/15/31	100,000	86,523
1.375%, 11/15/31	100,000	83,973
1.250%, 03/31/28	100,000	92,133
1.250%, 06/30/28	75,000	68,616
1.250%, 08/15/31	95,000	79,674
		2,436,409
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,494,243)		2,436,409
TOTAL INVESTMENTS — 99.6% (Cost $2,494,243)		$2,436,409

Percentages are based on Net Assets of $2,446,947.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Intermediate-Term Treasury Ladder ETF

As of February 28, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bond
5.000%, 05/15/37	$506,000	$541,993
4.750%, 02/15/37	130,000	136,414
4.750%, 11/15/43	20,000	20,516
4.750%, 11/15/53	240,000	247,922
4.625%, 02/15/35	40,000	41,275
4.625%, 02/15/40	287,000	293,547
4.625%, 05/15/44	100,000	100,758
4.625%, 11/15/44	50,000	50,320
4.625%, 05/15/54	350,000	355,154
4.500%, 02/15/36	900,000	926,965
4.500%, 05/15/38	627,000	639,809
4.500%, 08/15/39	365,000	369,135
4.500%, 02/15/44	214,000	212,387
4.500%, 11/15/54	350,000	348,687
4.375%, 02/15/38	552,000	556,291
4.375%, 11/15/39	193,000	192,359
4.375%, 05/15/40	40,000	39,806
4.375%, 08/15/43	100,000	97,875
4.250%, 05/15/39	250,000	246,504
4.250%, 02/15/54	340,000	324,036
4.250%, 08/15/54	400,000	381,875
4.125%, 08/15/44	50,000	47,078
4.125%, 08/15/53	292,000	272,073
4.000%, 11/15/52	250,000	227,744
3.875%, 08/15/40	100,000	93,730
3.875%, 02/15/43	200,000	183,766
3.875%, 05/15/43	200,000	183,352
3.750%, 08/15/41	30,000	27,472
3.750%, 11/15/43	154,000	138,083
3.625%, 08/15/43	140,000	123,512
3.625%, 02/15/44	132,000	116,129
3.625%, 02/15/53	315,000	268,205
3.625%, 05/15/53	295,000	251,338
3.500%, 02/15/39	520,000	474,581
3.375%, 08/15/42	67,000	57,672
3.375%, 05/15/44	300,000	253,770
3.375%, 11/15/48	400,000	326,969
3.250%, 05/15/42	150,000	127,213
3.125%, 11/15/41	30,000	25,185
3.125%, 02/15/42	170,000	142,216
3.125%, 02/15/43	30,000	24,716

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.125%, 08/15/44	$355,000	$287,813
3.125%, 05/15/48	320,000	250,887
3.000%, 05/15/42	250,000	204,521
3.000%, 11/15/44	220,000	174,384
3.000%, 05/15/45	304,000	239,982
3.000%, 11/15/45	170,000	133,623
3.000%, 02/15/47	430,000	333,603
3.000%, 05/15/47	320,000	247,650
3.000%, 02/15/48	394,000	302,626
3.000%, 08/15/48	360,000	275,330
3.000%, 02/15/49	341,000	260,052
3.000%, 08/15/52	360,000	271,069
2.875%, 05/15/43	250,000	197,715
2.875%, 08/15/45	374,000	288,535
2.875%, 11/15/46	205,000	155,896
2.875%, 05/15/49	540,000	401,287
2.875%, 05/15/52	445,000	326,640
2.750%, 08/15/42	330,000	258,792
2.750%, 11/15/42	300,000	234,152
2.750%, 08/15/47	366,000	269,639
2.750%, 11/15/47	378,000	277,771
2.500%, 02/15/45	240,000	174,169
2.500%, 02/15/46	618,000	442,618
2.500%, 05/15/46	453,000	323,329
2.375%, 02/15/42	190,000	141,454
2.375%, 11/15/49	400,000	266,906
2.375%, 05/15/51	479,000	316,533
2.250%, 05/15/41	225,000	167,142
2.250%, 08/15/46	426,000	288,499
2.250%, 08/15/49	330,000	214,745
2.250%, 02/15/52	405,000	258,441
2.000%, 11/15/41	430,000	302,780
2.000%, 02/15/50	350,000	213,883
2.000%, 08/15/51	485,000	292,004
1.875%, 02/15/41	412,000	289,993
1.875%, 02/15/51	600,000	351,656
1.875%, 11/15/51	375,000	218,145
1.750%, 08/15/41	460,000	312,459
1.625%, 11/15/50	559,000	307,450
1.375%, 11/15/40	400,000	260,391
1.375%, 08/15/50	550,000	283,250
1.250%, 05/15/50	300,000	150,340

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
1.125%, 05/15/40	$330,000	$209,150
1.125%, 08/15/40	341,000	214,111
		20,879,847
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,380,227)		20,879,847
TOTAL INVESTMENTS — 98.7% (Cost $21,380,227)		$20,879,847

Percentages are based on Net Assets of $21,147,177.

As of February 28, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Ser — Series

US0003M — ICE LIBOR USD 3 Month

USD — U.S. Dollar

GLX-QH-005-2600

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
SINGAPORE — 4.4%
Communication Services — 4.4%
Sea ADR *	42,859	$5,454,665

UNITED STATES — 95.5%
Communication Services — 19.9%
Alphabet, Cl A	19,217	3,272,271
Angi, Cl A *	141,479	237,685
Cargurus, Cl A *	13,275	427,322
Cars.com *	18,080	238,656
Match Group	21,987	697,208
Meta Platforms, Cl A	5,857	3,913,647
Netflix *	4,875	4,780,230
Snap, Cl A *	114,697	1,175,644
Spotify Technology *	10,093	6,136,645
TripAdvisor *	11,255	166,574
Vimeo *	82,232	484,346
Walt Disney	26,151	2,975,984
Yelp, Cl A *	7,580	260,070
ZipRecruiter, Cl A *	26,822	150,203
		24,916,485
Consumer Discretionary — 42.0%
Airbnb, Cl A *	18,546	2,575,483
Amazon.com *	16,207	3,440,422
AutoNation *	3,413	622,429
Booking Holdings	843	4,228,496
Capri Holdings *	9,505	208,920
CarMax *	12,963	1,075,540
Carter’s	4,060	167,556
Carvana, Cl A *	9,576	2,232,166
Chegg *	40,847	44,523
Chipotle Mexican Grill, Cl A *	51,224	2,764,559
Columbia Sportswear	4,886	424,300
Coursera *	23,122	183,126
Designer Brands, Cl A	35,076	141,006
Dick’s Sporting Goods	4,840	1,089,484
DoorDash, Cl A *	21,737	4,313,490
eBay	42,593	2,757,471
Etsy *	9,709	497,004

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group *	10,724	$2,122,923
Graham Holdings, Cl B	410	403,346
Home Depot	8,822	3,498,805
Laureate Education, Cl A *	20,734	413,436
Life Time Group Holdings *	20,906	636,797
Lowe’s	13,014	3,235,801
Lululemon Athletica *	8,756	3,201,281
NIKE, Cl B	33,343	2,648,434
Peloton Interactive, Cl A *	81,701	615,209
Perdoceo Education	17,381	444,954
Planet Fitness, Cl A *	7,131	659,974
Skechers USA, Cl A *	10,927	666,438
Starbucks	35,665	4,130,364
Strategic Education	3,005	241,993
Stride *	5,078	694,670
Under Armour, Cl A *	45,846	312,211
VF	31,802	792,824
Victoria’s Secret *	16,110	430,620
Wayfair, Cl A *	7,779	307,659
Xponential Fitness, Cl A *	20,437	269,973
		52,493,687
Consumer Staples — 5.2%
Costco Wholesale	4,186	4,389,481
Maplebear *	21,854	897,981
Sprouts Farmers Market *	8,313	1,233,649
		6,521,111
Financials — 10.5%
Block, Cl A *	38,271	2,499,096
Fiserv *	19,950	4,702,016
LendingClub *	37,046	473,818
Nelnet, Cl A	3,237	396,177
PayPal Holdings *	46,561	3,308,159
SLM	18,044	544,748
SoFi Technologies *	80,073	1,158,656
		13,082,670

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.9%
Accolade *	35,087	$244,557
Hims & Hers Health *	20,937	944,049
		1,188,606
Industrials — 3.0%
Avis Budget Group *	2,886	228,023
Lyft, Cl A *	32,044	427,467
Uber Technologies *	40,271	3,060,999
		3,716,489
Information Technology — 5.8%
Apple	17,504	4,233,167
Intuit	4,883	2,997,381
		7,230,548
Real Estate — 8.2%
AvalonBay Communities ‡	11,679	2,641,556
Camden Property Trust ‡	8,788	1,090,239
Centerspace ‡	4,984	329,891
Equity Residential ‡	31,186	2,313,066
Independence Realty Trust ‡	18,704	407,747
Invitation Homes ‡	50,286	1,710,227
UDR ‡	27,037	1,221,532
Zillow Group, Cl A *	6,852	509,720
		10,223,978
TOTAL UNITED STATES		119,373,574
TOTAL COMMON STOCK (Cost $127,420,548)		124,828,239
TOTAL INVESTMENTS — 99.9% (Cost $127,420,548)		$124,828,239

Percentages are based on Net Assets of $124,933,656.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Millennial Consumer ETF

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 0.9%
Health Care — 0.9%
Cochlear	3,318	$534,107

BELGIUM — 3.3%
Health Care — 3.0%
UCB	9,878	1,865,082

Real Estate — 0.3%
Aedifica ‡	2,689	173,526

TOTAL BELGIUM		2,038,608
CANADA — 0.6%
Health Care — 0.6%
Chartwell Retirement Residences	18,273	213,104
Sienna Senior Living	17,266	187,336

TOTAL CANADA		400,440
CHINA — 4.4%
Health Care — 4.4%
AK Medical Holdings	244,489	151,853
BeiGene ADR *	4,843	1,316,327
Hansoh Pharmaceutical Group	299,843	694,808
Lifetech Scientific *	734,692	153,996
Luye Pharma Group *	465,424	140,049
Microport Scientific *	216,302	207,220
Venus MedTech Hangzhou, Cl H *(A)	102,940	44,636

TOTAL CHINA		2,708,889
DENMARK — 4.1%
Consumer Discretionary — 0.2%
GN Store Nord *	7,651	136,036

Health Care — 3.9%
Demant *	11,356	409,841
Genmab *	3,354	752,334

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novo Nordisk, Cl B	13,440	$1,207,949
		2,370,124
TOTAL DENMARK		2,506,160
GERMANY — 1.2%
Health Care — 1.2%
Fresenius Medical Care	14,924	720,171

ITALY — 0.5%
Health Care — 0.5%
Amplifon	11,480	291,197

JAPAN — 7.9%
Health Care — 7.9%
Astellas Pharma	91,841	886,140
Chugai Pharmaceutical	49,075	2,438,200
Nipro	20,328	176,375
SUNWELS	10,514	47,792
Terumo	75,699	1,337,712

TOTAL JAPAN		4,886,219
NEW ZEALAND — 0.2%
Health Care — 0.2%
Ryman Healthcare *	62,200	107,350

SOUTH KOREA — 2.5%
Health Care — 2.5%
Celltrion	11,554	1,453,171
Dentium	1,774	81,491

TOTAL SOUTH KOREA		1,534,662
SPAIN — 0.9%
Health Care — 0.9%
Pharma Mar	5,656	563,518

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 0.2%
Health Care — 0.2%
Elekta, Cl B	22,913	$126,036

SWITZERLAND — 8.4%
Health Care — 8.4%
Alcon	20,430	1,888,459
Sandoz Group	21,826	956,740
Sonova Holding	3,017	966,376
Straumann Holding	8,068	1,091,382
Ypsomed Holding	691	268,052

TOTAL SWITZERLAND		5,171,009
UNITED KINGDOM — 4.0%
Health Care — 4.0%
AstraZeneca PLC, ADR	24,151	1,840,547
Smith & Nephew PLC	44,472	644,242

TOTAL UNITED KINGDOM		2,484,789
UNITED STATES — 60.6%
Health Care — 52.0%
AbbVie	10,013	2,093,017
ACADIA Pharmaceuticals *	9,623	188,611
agilon health *	31,426	98,049
Agios Pharmaceuticals *	5,472	194,475
Alector *	26,820	43,985
Alphatec Holdings *	11,947	149,696
Amedisys *	1,814	166,888
Amgen	6,212	1,913,669
Blueprint Medicines *	3,101	299,464
Boston Scientific *	24,369	2,529,259
Bristol-Myers Squibb	34,150	2,036,023
Brookdale Senior Living *	25,134	143,264
DaVita *	4,440	656,587
Denali Therapeutics *	8,742	144,768
Dexcom *	12,008	1,061,147
Edwards Lifesciences *	18,347	1,314,012
Eli Lilly	2,208	2,032,751
Embecta	15,216	205,416

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ensign Group	2,867	$370,273
Exact Sciences *	9,185	435,461
Exelixis *	15,340	593,505
Glaukos *	2,504	300,530
Halozyme Therapeutics *	6,433	380,512
Incyte *	11,368	835,548
Insulet *	3,546	965,469
Integer Holdings *	1,694	208,701
Johnson & Johnson	11,273	1,860,271
LivaNova PLC *	3,096	128,887
MannKind *	38,960	208,046
Medtronic PLC	20,412	1,878,312
Merit Medical Systems *	2,936	299,589
National HealthCare	1,865	173,762
Neurocrine Biosciences *	5,037	597,993
Novocure *	11,862	226,208
Regeneron Pharmaceuticals	1,822	1,273,104
Roche Holding	5,400	1,892,469
Stryker	4,844	1,870,704
Teleflex	2,387	316,874
Theravance Biopharma *	18,741	175,228
United Therapeutics *	2,383	762,679
Zimmer Biomet Holdings	10,388	1,083,676
		32,108,882
Real Estate — 8.6%
LTC Properties ‡	5,206	181,637
National Health Investors ‡	2,844	203,829
Omega Healthcare Investors ‡	12,409	457,147
Sabra Health Care REIT ‡	12,152	201,845
Ventas ‡	20,387	1,410,373
Welltower ‡	18,564	2,849,760
		5,304,591
TOTAL UNITED STATES		37,413,473
TOTAL COMMON STOCK (Cost $59,940,855)		61,486,628

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Aging Population ETF

	Number of Rights	Value
RIGHTS — 0.0%
New Zealand — 0.0%
Ryman Healthcare*(A) Expires 03/13/2025	20,393	$343

United States — 0.0%
Radius Health# *(A)	19,104	—

TOTAL RIGHTS (Cost $–)		343
TOTAL INVESTMENTS — 99.7% (Cost $59,940,855)		$61,486,971

Percentages are based on Net Assets of $61,683,545.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$61,441,992	$—	$44,636	$61,486,628
Rights	—	—	343	343
Total Investments in Securities	$61,441,992	$—	$44,979	$61,486,971

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 1.3%
Industrials — 1.3%
ATS *	1,188,736	$34,707,741

CHINA — 3.4%
Consumer Discretionary — 0.9%
Hesai Group ADR * (A)	1,148,981	20,578,250
Zhixing Automotive Technology Suzhou * (A)	1,332,800	3,993,344
		24,571,594
Health Care — 1.2%
Shanghai MicroPort MedBot Group * (A)	11,468,200	31,780,327

Information Technology — 1.3%
AInnovation Technology Group, Cl H * (A)	6,794,300	4,403,430
RoboSense Technology * (A)	5,836,500	32,310,335
		36,713,765
TOTAL CHINA		93,065,686
FINLAND — 2.1%
Industrials — 2.1%
Cargotec, Cl B	663,925	31,938,194
Kalmar, Cl B *	664,788	23,717,736

TOTAL FINLAND		55,655,930
ISRAEL — 0.1%
Consumer Discretionary — 0.1%
Maytronics (A)	1,315,156	2,770,981

JAPAN — 26.2%
Industrials — 16.5%
Daifuku (A)	4,557,875	117,776,736
FANUC	4,029,857	115,230,458
Hirata	128,930	4,068,231
Shibaura Machine	323,827	7,660,793
SMC	347,317	124,457,467
Yaskawa Electric (A)	2,878,860	77,045,970
		446,239,655

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 9.7%
ExaWizards * (A)	1,016,681	$2,354,568
Keyence	446,650	176,087,306
Omron (A)	2,475,138	74,026,656
PKSHA Technology * (A)	383,473	8,397,498
		260,866,028
TOTAL JAPAN		707,105,683
NORWAY — 1.4%
Industrials — 1.4%
AutoStore Holdings *	41,174,163	38,597,917

SOUTH KOREA — 3.3%
Industrials — 3.3%
Doosan Robotics *	779,627	33,628,043
Rainbow Robotics *	232,736	54,489,083

TOTAL SOUTH KOREA		88,117,126
SWITZERLAND — 10.2%
Health Care — 1.2%
Tecan Group	153,662	33,261,500

Industrials — 9.0%
ABB	4,522,640	242,159,865

TOTAL SWITZERLAND		275,421,365
UNITED KINGDOM — 1.2%
Information Technology — 1.2%
Renishaw PLC	874,514	31,822,932

UNITED STATES — 50.4%
Consumer Discretionary — 0.1%
iRobot *	336,065	2,443,193

Energy — 0.6%
Helix Energy Solutions Group *	1,814,906	15,644,490

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.6%
Upstart Holdings *	1,039,902	$69,330,266

Health Care — 13.7%
Intuitive Surgical *	542,598	310,990,044
Omnicell *	546,147	20,786,355
PROCEPT BioRobotics *	604,972	38,923,898
		370,700,297
Industrials — 4.6%
AeroVironment *	337,397	50,481,339
JBT Marel	382,954	50,549,928
Symbotic, Cl A * (A)	1,073,796	24,375,169
		125,406,436
Information Technology — 28.8%
Appian, Cl A *	508,290	16,504,176
C3.ai, Cl A * (A)	1,401,538	32,866,066
Cerence *	500,085	5,705,970
Cognex	2,060,308	67,578,102
Dynatrace *	2,371,519	135,769,463
FARO Technologies *	227,987	7,286,465
NVIDIA	2,644,631	330,367,305
Pegasystems	1,007,017	79,060,905
PROS Holdings *	562,691	13,605,868
SoundHound AI, Cl A * (A)	2,521,767	27,285,519
UiPath, Cl A *	4,936,771	60,722,283
		776,752,122
TOTAL UNITED STATES		1,360,276,804
TOTAL COMMON STOCK (Cost $2,722,721,143)		2,687,542,165

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 3.1%
Bank of America Securities, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $10,670,402 (collateralized by various U.S. Government Obligations, ranging in par value $1,071 - $2,799,288, 1.500% - 7.319%, 05/01/2026 - 10/20/2072, with a total market value of $10,841,672)	$10,666,518	$10,666,518
Daiwa Capital Markets America, Inc. 4.380%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $15,100,343 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,896 - $4,719,108, 1.500% - 7.000%, 09/30/2025 - 03/01/2055, with a total market value of $15,335,399)	15,094,833	15,094,833
HSBC Securities USA, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $3,385,623 (collateralized by various U.S. Treasury Obligations, ranging in par value $22,382 - $4,486,148, 0.000% - 0.000%, 11/15/2031 - 11/15/2053, with a total market value of $3,452,081)	3,384,393	3,384,393
4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $16,036,202 (collateralized by various U.S. Government Obligations, ranging in par value $1,924 - $4,874,975, 2.000% - 7.500%, 05/01/2028 - 02/01/2055, with a total market value of $16,301,430)	16,030,364	16,030,364
JP Morgan Securities LLC 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $12,539,836 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,824,685 - $10,839,083, 4.375% - 4.500%, 12/31/2031 - 11/15/2039, with a total market value of $12,635,059)	12,535,282	12,535,282

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $5,491,840 (collateralized by various U.S. Government Obligations, ranging in par value $2,813 - $1,597,181, 2.480% - 7.135%, 11/01/2025 - 02/01/2055, with a total market value of $5,579,145)	$5,489,841	$5,489,841
RBC Dominion Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $19,421,811 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $515 - $10,889,410, 0.000% - 8.000%, 03/13/2025 - 11/15/2059, with a total market value of $19,732,594)	19,414,757	19,414,757
TOTAL REPURCHASE AGREEMENTS (Cost $82,615,988)		82,615,988
TOTAL INVESTMENTS — 102.7% (Cost $2,805,337,131)		$2,770,158,153

Percentages are based on Net Assets of $2,697,198,214.

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts NASDAQ 100 Index E-MINI	23	Mar-2025	$10,309,900	$9,622,970	$(686,930)

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $120,919,579.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $82,615,988. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $38,838,798.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,687,542,165	$—	$—	$2,687,542,165
Repurchase Agreements	—	82,615,988	—	82,615,988
Total Investments in Securities	$2,687,542,165	$82,615,988	$—	$2,770,158,153

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(686,930)	$—	$—	$(686,930)
Total Other Financial Instruments	$(686,930)	$—	$—	$(686,930)

* Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 1.6%
Financials — 1.4%
HUB24	60,837	$2,934,597
Zip *	786,171	1,202,650
		4,137,247
Information Technology — 0.2%
IRESS *	137,176	679,866

TOTAL AUSTRALIA		4,817,113
BRAZIL — 1.0%
Financials — 1.0%
Pagseguro Digital, Cl A *	151,305	1,113,605
StoneCo, Cl A * (A)	209,382	1,936,783

TOTAL BRAZIL		3,050,388
CANADA — 0.4%
Information Technology — 0.4%
Bitfarms * (A)	222,436	258,026
Hut 8 * (A)	66,064	978,199

TOTAL CANADA		1,236,225
CHINA — 0.7%
Financials — 0.6%
Lufax Holding ADR	428,991	1,244,074
OSL Group * (A)	459,500	504,023
		1,748,097
Information Technology — 0.1%
Linklogis, Cl B	1,494,500	324,787

TOTAL CHINA		2,072,884
GERMANY — 0.3%
Financials — 0.3%
Hypoport *	5,126	1,058,210

Schedule of Investments	February 28, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.4%
Information Technology — 0.4%
Sapiens International	41,288	$1,138,723

ITALY — 1.7%
Financials — 1.7%
Nexi * (A)	980,133	5,157,844

NETHERLANDS — 6.1%
Financials — 6.1%
Adyen *	10,177	18,428,971

NEW ZEALAND — 4.0%
Information Technology — 4.0%
Xero *	113,009	11,998,026

SOUTH KOREA — 0.8%
Financials — 0.8%
Kakaopay *	99,549	2,330,681

SWITZERLAND — 1.5%
Information Technology — 1.5%
Temenos	56,089	4,590,937

UNITED KINGDOM — 3.2%
Financials — 3.2%
Wise PLC, Cl A *	766,273	9,576,121

UNITED STATES — 77.9%
Financials — 54.2%
Affirm Holdings, Cl A *	194,260	12,461,779
Bakkt Holdings, Cl A * (A)	2,803	33,468
Block, Cl A *	201,842	13,180,283
Cantaloupe *	53,624	526,588
Coinbase Global, Cl A *	59,194	12,763,410
Fidelity National Information Services	232,158	16,511,077
Fiserv *	107,607	25,361,894

Schedule of Investments	February 28, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Flywire *	88,998	$1,014,577
Galaxy Digital Holdings * (A)	79,427	1,187,091
Global Payments	92,882	9,778,617
Jack Henry & Associates	54,524	9,464,821
Lemonade * (A)	52,554	1,910,338
LendingClub *	82,988	1,061,416
LendingTree *	9,639	389,319
Moneylion *	7,629	664,638
Open Lending, Cl A *	88,231	430,567
Paymentus Holdings, Cl A *	15,124	414,398
Payoneer Global *	271,926	2,324,967
PayPal Holdings *	266,202	18,913,652
Paysafe *	45,484	900,583
Shift4 Payments, Cl A * (A)	42,466	4,193,517
SoFi Technologies *	730,948	10,576,818
Toast, Cl A *	321,048	12,392,453
Upstart Holdings *	64,503	4,300,415
Virtu Financial, Cl A	67,202	2,456,905
		163,213,591
Health Care — 2.4%
HealthEquity *	64,058	7,031,006

Industrials — 5.5%
SS&C Technologies Holdings	185,238	16,495,444

Information Technology — 15.8%
ACI Worldwide *	81,133	4,652,978
BILL Holdings *	78,516	4,334,083
Blend Labs, Cl A *	175,667	549,838
Cipher Mining *	191,382	780,839
Guidewire Software *	61,305	12,341,923
I3 Verticals, Cl A *	17,125	444,051
Intuit	24,225	14,870,274
MARA Holdings * (A)	166,023	2,311,040
Meridianlink *	57,306	1,046,408
Mitek Systems * (A)	33,606	314,888
nCino *	85,039	2,662,571
Pagaya Technologies, Cl A * (A)	34,492	442,532

Schedule of Investments	February 28, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Riot Platforms * (A)	153,726	$1,426,577
Vertex, Cl A *	44,935	1,450,951
		47,628,953
TOTAL UNITED STATES		234,368,994
URUGUAY — 0.4%
Financials — 0.4%
Dlocal, Cl A *	121,862	1,164,391

TOTAL COMMON STOCK (Cost $371,577,098)		300,989,508

	Face Amount
REPURCHASE AGREEMENTS(B) — 3.4%
Bank of America Securities, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,332,432 (collateralized by various U.S. Government Obligations, ranging in par value $134 - $349,552, 1.500% - 7.319%, 05/01/2026 - 10/20/2072, with a total market value of $1,353,819)	$1,331,947	1,331,947
Citigroup Global Markets, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $138,646 (collateralized by various U.S. Treasury Obligations, ranging in par value $35,739 - $101,834, 4.625% - 4.875%, 04/30/2026 - 02/15/2035, with a total market value of $140,621)	138,596	138,596
Daiwa Capital Markets America, Inc. 4.380%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,885,606 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $487 - $589,283, 1.500% - 7.000%, 09/30/2025 - 03/01/2055, with a total market value of $1,914,958)	1,884,918	1,884,918

Schedule of Investments	February 28, 2025 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $2,002,468 (collateralized by various U.S. Government Obligations, ranging in par value $240 - $608,746, 2.000% - 7.500%, 05/01/2028 - 02/01/2055, with a total market value of $2,035,587)	$2,001,739	$2,001,739
Natwest Markets Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $2,391,280 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $260,878 - $366,199, 1.250% - 4.625%, 06/30/2025 - 05/15/2032, with a total market value of $2,420,990)	2,390,411	2,390,411
RBC Dominion Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $2,425,235 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $64 - $1,359,779, 0.000% - 8.000%, 03/13/2025 - 11/15/2059, with a total market value of $2,464,043)	2,424,354	2,424,354
TOTAL REPURCHASE AGREEMENTS (Cost $10,171,965)		10,171,965
TOTAL INVESTMENTS — 103.4% (Cost $381,749,063)		$311,161,473

Percentages are based on Net Assets of $301,009,238.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $10,450,686.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $10,171,965. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $235,805.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X FinTech ETF

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	300,989,508	$—	$—	$300,989,508
Repurchase Agreements	—	10,171,965	—	10,171,965
Total Investments in Securities	$300,989,508	$10,171,965	$—	$311,161,473

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRIA — 1.0%
Information Technology — 1.0%
ams-OSRAM *	91,504	$968,335
Kontron (A)	60,973	1,327,843

TOTAL AUSTRIA		2,296,178
CANADA — 0.5%
Information Technology — 0.5%
BlackBerry *	236,859	1,115,606

FRANCE — 1.3%
Industrials — 1.3%
Legrand	28,226	3,098,419

JAPAN — 6.2%
Communication Services — 0.2%
Soracom * (A)	71,675	438,530

Information Technology — 6.0%
Nippon Ceramic	36,351	652,989
Renesas Electronics	811,398	13,269,786
		13,922,775
TOTAL JAPAN		14,361,305
NETHERLANDS — 1.7%
Information Technology — 1.7%
NXP Semiconductors	17,739	3,824,351

NORWAY — 0.9%
Information Technology — 0.9%
Nordic Semiconductor *	178,077	2,176,963

SINGAPORE — 3.2%
Information Technology — 3.2%
STMicroelectronics	294,602	7,270,530

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 2.9%
Industrials — 2.2%
ABB	95,849	$5,132,131

Information Technology — 0.7%
Landis+Gyr Group	26,753	1,497,397

TOTAL SWITZERLAND		6,629,528
TAIWAN — 9.7%
Information Technology — 9.7%
Advantech	795,483	9,842,776
eMemory Technology	69,532	6,240,663
MediaTek	122,580	5,659,694
Sercomm	153,850	635,327

TOTAL TAIWAN		22,378,460
UNITED KINGDOM — 0.5%
Information Technology — 0.5%
Spirent Communications PLC *	499,819	1,167,434

UNITED STATES — 71.8%
Communication Services — 0.6%
Globalstar * (A)	28,078	606,204
Iridium Communications	22,704	716,538
		1,322,742
Consumer Discretionary — 12.5%
ADT	804,450	6,588,446
Garmin	96,913	22,186,293
		28,774,739
Health Care — 4.4%
Dexcom *	115,620	10,217,339

Industrials — 12.7%
Emerson Electric	41,490	5,045,599
Honeywell International	22,306	4,748,724
Johnson Controls International	74,790	6,406,512
Resideo Technologies *	29,438	565,504

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation	12,254	$3,518,736
Schneider Electric	19,516	4,748,391
Sensata Technologies Holding	140,350	4,049,098
		29,082,564
Information Technology — 41.6%
Alarm.com Holdings *	46,285	2,688,696
Ambarella *	37,290	2,290,725
Analog Devices	23,115	5,317,837
Arlo Technologies *	87,332	1,255,834
Badger Meter	27,230	5,727,286
Belden	38,105	4,192,693
Cisco Systems	91,648	5,875,553
Digi International *	33,392	1,019,792
GLOBALFOUNDRIES *	58,504	2,268,200
Impinj *	25,211	2,436,895
InterDigital	23,645	5,051,518
International Business Machines	23,950	6,045,938
Itron *	42,267	4,602,454
Lattice Semiconductor *	127,649	7,957,639
NETGEAR *	43,961	1,156,174
PTC *	12,768	2,089,228
Qorvo *	10,252	745,218
QUALCOMM	28,090	4,414,905
Rambus *	100,080	5,593,471
Samsara, Cl A *	175,310	8,358,781
Semtech *	31,306	1,195,576
Silicon Laboratories *	29,574	4,149,232
Skyworks Solutions	126,813	8,453,355
SmartRent, Cl A *	224,276	278,102
Synaptics *	36,432	2,409,612
		95,574,714
TOTAL UNITED STATES		164,972,098
TOTAL COMMON STOCK (Cost $199,754,071)		229,290,872

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.7%
Citigroup Global Markets, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $354,724 (collateralized by various U.S. Treasury Obligations, ranging in par value $91,437 - $260,541, 4.625% - 4.875%, 04/30/2026 - 02/15/2035, with a total market value of $359,777)	$354,595	$354,595
Daiwa Capital Markets America, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $354,724 (collateralized by various U.S. Treasury Obligations, ranging in par value $236 - $124,416, 0.000% - 4.625%, 05/13/2025 - 02/15/2045, with a total market value of $359,251)	354,595	354,595
Deutsche Bank Securities, Inc. 4.350%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $354,724 (collateralized by various U.S. Treasury Obligations, ranging in par value $28,385 - $91,248, 0.000% - 0.000%, 04/10/2025 - 12/26/2025, with a total market value of $361,687)	354,595	354,595
Mizuho Securities USA LLC 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $90,570 (collateralized by various U.S. Treasury Obligations, ranging in par value $34,553 - $70,472, 0.625% - 2.875%, 04/30/2029 - 05/15/2030, with a total market value of $91,891)	90,537	90,537

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $354,724 (collateralized by various U.S. Treasury Obligations, ranging in par value $38,699 - $54,322, 1.250% - 4.625%, 06/30/2025 - 05/15/2032, with a total market value of $359,131)	$354,595	$354,595
TOTAL REPURCHASE AGREEMENTS (Cost $1,508,917)		1,508,917
TOTAL INVESTMENTS — 100.4% (Cost $201,262,988)		$230,799,789

Percentages are based on Net Assets of $229,795,968.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $1,421,206.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $1,508,917. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $0.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$206,912,412	$22,378,460	$—	$229,290,872
Repurchase Agreements	—	1,508,917	—	1,508,917
Total Investments in Securities	$206,912,412	$23,887,377	$—	$230,799,789

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 0.7%
TopBuild *	187,895	$57,569,149
Industrials — 71.3%
Acuity Brands	197,354	58,639,794
Advanced Drainage Systems	493,666	54,989,456
AECOM	844,523	84,494,526
Arcosa	310,598	26,052,960
Argan	155,538	20,277,489
Astec Industries	775,164	27,580,335
Atkore	314,491	19,341,197
Builders FirstSource *	732,991	101,878,419
Carlisle	288,609	98,346,403
Centuri Holdings * (A)	1,255,777	21,787,731
Columbus McKinnon	734,443	12,801,342
Construction Partners, Cl A *	329,843	23,933,408
Crane	364,275	59,373,182
CSW Industrials	107,151	32,797,850
CSX	8,090,842	258,987,852
Custom Truck One Source *	5,073,190	22,474,232
Deere	573,713	275,835,473
DNOW *	1,974,111	31,546,294
DXP Enterprises *	254,636	23,036,919
Dycom Industries *	185,774	30,440,928
Eaton PLC	736,688	216,085,324
EMCOR Group	292,989	119,806,132
Emerson Electric	2,076,881	252,569,498
Exponent	323,096	27,353,307
Fastenal	3,610,113	273,393,857
Fortive	2,209,566	175,748,880
Gibraltar Industries *	443,763	29,159,667
Gorman-Rupp	714,817	27,263,120
Graco	1,075,159	93,614,094
Granite Construction	293,487	24,236,156
Greenbrier	386,929	21,745,410
H&E Equipment Services (A)	306,831	29,425,093
Herc Holdings	180,765	25,936,162
Howmet Aerospace	2,132,519	291,302,095
Hubbell, Cl B	341,967	127,071,518
IDEX	482,303	93,725,942
Insteel Industries	940,151	26,455,849

Schedule of Investments	February 28, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Jacobs Solutions	789,766	$101,176,922
Lincoln Electric Holdings	359,449	74,294,514
MasTec *	504,698	65,908,512
MRC Global *	1,807,744	22,000,244
Mueller Industries	724,226	58,068,441
Mueller Water Products, Cl A	1,148,623	29,588,528
MYR Group *	176,156	21,617,864
Norfolk Southern	1,063,662	261,394,937
Northwest Pipe *	546,281	24,074,604
Parker-Hannifin	400,689	267,864,603
Pentair PLC	1,052,073	99,105,277
Powell Industries	93,600	15,884,856
Preformed Line Products	207,752	27,065,931
Primoris Services	342,242	24,552,441
Quanta Services	767,923	199,375,848
RBC Bearings *	199,867	71,792,226
Regal Rexnord	421,873	54,590,366
Rockwell Automation	719,664	206,651,518
SPX Technologies *	295,305	43,011,173
Sterling Infrastructure *	195,755	24,901,994
Terex	557,034	22,671,284
Tetra Tech	1,706,908	49,824,645
Titan Machinery *	1,725,327	29,658,371
Trane Technologies PLC	680,474	240,683,654
Trinity Industries	692,628	21,533,805
Tutor Perini *	1,021,929	30,034,493
Union Pacific	1,098,215	270,918,658
United Rentals	345,316	221,803,373
Valmont Industries	127,647	44,468,385
Wabash National	1,730,915	20,269,015
WESCO International	312,058	56,317,107
Woodward	378,369	71,509,849
Zurn Elkay Water Solutions	1,080,771	38,291,717
		5,950,413,049
Information Technology — 2.1%
Badger Meter	187,297	39,394,178
Calix *	688,878	25,502,264
Trimble *	1,565,380	112,676,052
		177,572,494

Schedule of Investments	February 28, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — 22.7%
Alcoa	1,645,320	$54,706,890
ATI *	908,255	52,824,111
Carpenter Technology	317,533	65,751,558
Century Aluminum *	1,375,982	26,074,859
Cleveland-Cliffs *	3,145,262	34,094,640
Commercial Metals	723,619	35,052,104
CRH PLC	2,709,945	277,823,561
Eagle Materials	213,724	48,346,506
Knife River *	360,662	34,508,140
Louisiana-Pacific	447,094	44,561,859
Martin Marietta Materials	389,100	187,989,774
Materion	266,253	24,324,874
Metallus *	1,839,286	26,559,290
Minerals Technologies	359,862	24,736,914
Nucor	1,495,313	205,560,678
Reliance	344,477	102,364,785
RPM International	818,910	101,454,760
Ryerson Holding	1,326,914	33,411,694
Steel Dynamics	969,383	130,934,562
United States Lime & Minerals	229,568	21,544,957
United States Steel	1,433,930	57,672,665
Vulcan Materials	840,773	207,931,571
Westlake	819,802	92,063,765
		1,890,294,517
Utilities — 3.1%
MDU Resources Group	1,506,588	25,988,643
Sempra	3,289,508	235,430,088
		261,418,731
TOTAL COMMON STOCK (Cost $7,214,889,424)		8,337,267,940

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.280% (Cost $6,263,673)	6,263,673	6,263,673

Schedule of Investments	February 28, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.1%
RBC Capital Markets 4.240%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $11,191,681 (collateralized by a U.S. Treasury Obligation, par value $11,845,493, 0.750%, 04/30/2026, with a total market value of $11,416,093) (Cost $11,187,728)	$11,187,728	$11,187,728
TOTAL INVESTMENTS — 100.1% (Cost $7,232,340,825)		$8,354,719,341

Percentages are based on Net Assets of $8,347,795,915.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $17,552,665.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $17,451,401. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2025.

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts Russell 2000 Index E-MINI	48	Mar-2025	$5,467,164	$5,196,720	$(270,444)

Schedule of Investments	February 28, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,337,267,940	$—	$—	$8,337,267,940
Short-Term Investment	6,263,673	—	—	6,263,673
Repurchase Agreement	—	11,187,728	—	11,187,728
Total Investments in Securities	$8,343,531,613	$11,187,728	$—	$8,354,719,341

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(270,444)	$—	$—	$(270,444)
Total Other Financial Instruments	$(270,444)	$—	$—	$(270,444)

* Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.2%
ARGENTINA — 1.2%
Materials — 1.2%
Arcadium Lithium PLC *	671,515	$3,921,648

AUSTRALIA — 3.1%
Materials — 3.1%
IGO	1,193,541	2,953,979
Liontown Resources * (A)	10,870,299	4,326,218
Pilbara Minerals * (A)	2,751,656	3,251,132

TOTAL AUSTRALIA		10,531,329
CANADA — 3.0%
Industrials — 0.8%
Ballard Power Systems * (A)	2,325,804	2,860,739

Information Technology — 1.3%
BlackBerry *	929,707	4,378,920

Materials — 0.9%
Lithium Americas * (A)	1,115,842	2,974,442

TOTAL CANADA		10,214,101
CHILE — 1.1%
Materials — 1.1%
Sociedad Quimica y Minera de Chile ADR (A)	95,958	3,681,908

CHINA — 11.7%
Communication Services — 1.4%
Baidu ADR *	55,722	4,817,167

Consumer Discretionary — 6.6%
Geely Automobile Holdings	2,237,800	5,047,388
Nexteer Automotive Group (A)	9,280,900	5,967,273
NIO ADR * (A)	956,061	4,426,562
XPeng ADR, Cl A * (A)	313,869	6,745,045
		22,186,268

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.6%
indie Semiconductor, Cl A * (A)	933,929	$2,811,127
RoboSense Technology * (A)	1,093,228	6,052,011
		8,863,138
Materials — 1.1%
Ganfeng Lithium Group, Cl H (A)	1,384,333	3,889,626

TOTAL CHINA		39,756,199
FRANCE — 2.2%
Consumer Discretionary — 2.2%
Forvia	368,866	3,238,520
Renault	82,000	4,250,349

TOTAL FRANCE		7,488,869
GERMANY — 1.7%
Information Technology — 1.7%
Infineon Technologies	153,573	5,671,503

ISRAEL — 1.1%
Consumer Discretionary — 1.1%
Mobileye Global, Cl A * (A)	227,555	3,586,267

JAPAN — 13.7%
Consumer Discretionary — 7.7%
Denso	329,259	4,227,852
Honda Motor	529,789	4,897,283
Koito Manufacturing	294,990	3,712,456
Nissan Motor (A)	1,376,120	3,927,597
Toyota Motor	527,137	9,406,227
		26,171,415
Industrials — 1.1%
GS Yuasa	230,569	3,639,194

Information Technology — 2.6%
Renesas Electronics	345,292	5,646,984

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Socionext	225,512	$3,223,417
		8,870,401
Materials — 2.3%
Denka (A)	267,297	3,684,990
Tokai Carbon	658,689	4,006,465
		7,691,455
TOTAL JAPAN		46,372,465
LUXEMBOURG — 1.2%
Materials — 1.2%
APERAM	139,697	4,242,312

NETHERLANDS — 1.7%
Information Technology — 1.7%
NXP Semiconductors	26,348	5,680,365

SINGAPORE — 1.2%
Information Technology — 1.2%
STMicroelectronics	172,057	4,246,222

SOUTH KOREA — 7.5%
Consumer Discretionary — 3.3%
HL Mando *	119,168	3,596,464
Hyundai Motor	28,928	3,816,463
Kia	57,942	3,691,431
		11,104,358
Industrials — 1.2%
LG Energy Solution *	16,299	3,921,832

Information Technology — 1.1%
Samsung SDI	24,377	3,732,619

Materials — 1.9%
Cosmochemical *	273,670	3,569,365

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
SKC *	34,139	$3,033,748
		6,603,113
TOTAL SOUTH KOREA		25,361,922
TAIWAN — 2.2%
Industrials — 1.0%
Advanced Energy Solution Holding	109,800	3,162,240

Information Technology — 1.2%
Wistron NeWeb	926,400	4,150,272

TOTAL TAIWAN		7,312,512
UNITED STATES — 45.6%
Communication Services — 2.7%
Alphabet, Cl A	54,180	9,225,770

Consumer Discretionary — 12.5%
American Axle & Manufacturing Holdings *	620,914	3,079,733
Ford Motor	509,069	4,861,609
General Motors	110,254	5,416,779
Gentherm *	93,381	3,089,044
Lear	40,656	3,821,257
Lucid Group * (A)	1,263,497	2,804,963
QuantumScape, Cl A * (A)	701,604	3,290,523
Stellantis	363,178	4,668,428
Tesla *	25,951	7,603,124
Visteon *	44,232	3,835,799
		42,471,259
Industrials — 9.1%
Bloom Energy, Cl A *	169,052	4,060,629
EnerSys	40,468	4,107,097
Honeywell International	39,889	8,491,969
Hyster-Yale	70,120	3,563,499
ITT	28,081	3,966,161
Plug Power * (A)	1,387,902	2,234,522
Westinghouse Air Brake Technologies	24,383	4,519,633
		30,943,510

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 18.0%
Allegro MicroSystems *	162,264	$3,618,487
Ambarella *	50,333	3,091,956
CEVA *	112,765	3,863,329
Coherent *	44,313	3,331,894
Intel	343,526	8,151,872
Microsoft	24,760	9,829,472
NVIDIA	77,953	9,737,889
ON Semiconductor *	80,687	3,796,323
QUALCOMM	62,505	9,823,911
SiTime *	16,157	2,506,759
Skyworks Solutions	45,233	3,015,232
		60,767,124
Materials — 3.3%
Albemarle	43,225	3,329,622
ATI *	69,124	4,020,252
Cabot	42,440	3,649,840
		10,999,714
TOTAL UNITED STATES		154,407,377
TOTAL COMMON STOCK (Cost $471,336,725)		332,474,999

PREFERRED STOCK — 1.5%
GERMANY—1.5%
Consumer Discretionary — 1.5%
Volkswagen (B)	45,733	4,951,230
TOTAL PREFERRED STOCK (Cost $9,875,510)		4,951,230

	Face Amount
REPURCHASE AGREEMENTS(C) — 11.8%
Bank of America Securities, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $5,176,116 (collateralized by various U.S. Government Obligations, ranging in par value $520 - $1,357,909, 1.500% - 7.319%, 05/01/2026 - 10/20/2072, with a total market value of $5,259,197)	$5,174,232	5,174,232

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 4.380%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $7,325,041 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,890 - $2,289,197, 1.500% - 7.000%, 09/30/2025 - 03/01/2055, with a total market value of $7,439,064)	$7,322,368	$7,322,368
HSBC Securities USA, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,642,334 (collateralized by various U.S. Treasury Obligations, ranging in par value $10,857 - $2,176,189, 0.000% - 0.000%, 11/15/2031 - 11/15/2053, with a total market value of $1,674,573)	1,641,738	1,641,738
4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $7,779,018 (collateralized by various U.S. Government Obligations, ranging in par value $933 - $2,364,807, 2.000% - 7.500%, 05/01/2028 - 02/01/2055, with a total market value of $7,907,678)	7,776,186	7,776,186
JP Morgan Securities LLC 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $6,082,964 (collateralized by various U.S. Treasury Obligations, ranging in par value $885,138 - $5,257,944, 4.375% - 4.500%, 12/31/2031 - 11/15/2039, with a total market value of $6,129,156)	6,080,755	6,080,755
Nomura Securities International, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $2,664,043 (collateralized by various U.S. Government Obligations, ranging in par value $1,365 - $774,778, 2.480% - 7.135%, 11/01/2025 - 02/01/2055, with a total market value of $2,706,394)	2,663,073	2,663,073

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $9,421,346 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $250 - $5,282,355, 0.000% - 8.000%, 03/13/2025 - 11/15/2059, with a total market value of $9,572,104)	$9,417,924	$9,417,924
TOTAL REPURCHASE AGREEMENTS (Cost $40,076,276)		40,076,276
TOTAL INVESTMENTS — 111.5% (Cost $521,288,511)		$377,502,505

Percentages are based on Net Assets of $338,514,136.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $39,705,310.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $40,076,276. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $2,273,811.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$325,162,487	$7,312,512	$—	$332,474,999
Preferred Stock	4,951,230	—	—	4,951,230
Repurchase Agreements	—	40,076,276	—	40,076,276
Total Investments in Securities	$330,113,717	$47,388,788	$—	$377,502,505

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.3%
Financials — 0.3%
StoneCo, Cl A *	1,133,988	$10,489,389

CANADA — 2.9%
Industrials — 1.0%
Thomson Reuters	176,804	31,616,092

Information Technology — 1.9%
Hut 8 *	381,039	5,620,325
Shopify, Cl A *	477,498	53,479,776
		59,100,101
TOTAL CANADA		90,716,193
CHINA — 9.8%
Communication Services — 4.3%
Baidu ADR *	117,704	10,175,511
Tencent Holdings	2,032,643	125,097,787
		135,273,298
Consumer Discretionary — 5.5%
Alibaba Group Holding ADR	937,093	124,174,193
Meituan, Cl B *	2,183,315	45,482,805
		169,656,998
TOTAL CHINA		304,930,296
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY (A)	525,852	9,887,685

GERMANY — 3.0%
Industrials — 2.4%
Siemens	315,489	72,577,497

Information Technology — 0.6%
Infineon Technologies	513,607	18,967,682

TOTAL GERMANY		91,545,179

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
IRELAND — 3.0%
Information Technology — 3.0%
Accenture PLC, Cl A	268,583	$93,601,175

ISRAEL — 0.5%
Information Technology — 0.5%
Nice ADR *	60,538	8,425,679
Wix.com *	40,892	8,206,615

TOTAL ISRAEL		16,632,294
ITALY — 0.3%
Health Care — 0.3%
Amplifon	357,540	9,069,202

JAPAN — 2.4%
Consumer Discretionary — 0.3%
Rakuten Group *	1,655,140	10,112,395

Industrials — 0.7%
FANUC	390,109	11,154,847
Fujikura	207,820	8,467,533
		19,622,380
Information Technology — 1.4%
Fujitsu	812,629	15,525,126
NEC	116,917	11,222,698
Socionext (A)	559,373	7,995,550
Toshiba TEC	445,492	8,868,748
		43,612,122
TOTAL JAPAN		73,346,897
NETHERLANDS — 1.2%
Industrials — 0.5%
Wolters Kluwer	93,902	14,414,309

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.7%
NXP Semiconductors	100,213	$21,604,921

TOTAL NETHERLANDS		36,019,230
SOUTH KOREA — 4.3%
Information Technology — 4.3%
Samsung Electronics	2,609,227	97,206,146
SK Hynix	286,587	37,260,816

TOTAL SOUTH KOREA		134,466,962
SWEDEN — 0.3%
Information Technology — 0.3%
Telefonaktiebolaget LM Ericsson ADR	1,209,776	9,968,554

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	114,233	9,350,077

TAIWAN — 3.5%
Information Technology — 3.5%
Acer	8,561,000	10,214,496
Advantech	834,657	10,327,489
Global Unichip	218,865	8,938,030
Taiwan Semiconductor Manufacturing ADR	434,339	78,411,220
TOTAL TAIWAN		107,891,235

UNITED STATES — 67.8%
Communication Services — 9.8%
Alphabet, Cl A	492,521	83,866,476
Meta Platforms, Cl A	153,008	102,239,945
Netflix *	98,675	96,756,758
Snap, Cl A *	917,540	9,404,785
Trade Desk, Cl A *	176,581	12,417,176
		304,685,140
Consumer Discretionary — 5.0%
Amazon.com *	414,089	87,902,813

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tesla *	236,617	$69,324,049
		157,226,862
Health Care — 0.5%
GE HealthCare Technologies	179,742	15,700,464

Industrials — 2.9%
Experian PLC	360,834	17,101,439
Genpact	210,533	11,204,566
Uber Technologies *	828,881	63,003,245
		91,309,250
Information Technology — 49.6%
Adobe *	171,756	75,325,311
Advanced Micro Devices *	638,850	63,795,561
Ambarella *	117,665	7,228,161
Apple	436,067	105,458,443
AppLovin, Cl A *	117,713	38,343,833
Broadcom	405,727	80,914,136
C3.ai, Cl A *	284,944	6,681,937
Cadence Design Systems *	108,212	27,107,106
CCC Intelligent Solutions Holdings *	849,991	8,661,408
Cisco Systems	1,566,705	100,441,458
CyberArk Software *	26,741	9,729,713
Datadog, Cl A *	123,424	14,385,067
DXC Technology *	458,647	8,425,345
Fortinet *	301,576	32,573,224
Hewlett Packard Enterprise	515,826	10,218,513
Informatica, Cl A *	392,887	7,527,715
Intel	1,696,738	40,263,593
International Business Machines	364,351	91,976,766
Marvell Technology	340,651	31,278,575
Micron Technology	438,408	41,048,141
Microsoft	217,931	86,516,428
NVIDIA	661,999	82,696,915
Okta, Cl A *	110,268	9,978,151
Oracle	523,016	86,852,037
Palantir Technologies, Cl A *	858,763	72,926,154
Pegasystems	89,020	6,988,960

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
QUALCOMM	437,529	$68,766,433
Quantum Computing * (A)	871,881	5,287,958
Salesforce	291,601	86,853,358
Seagate Technology Holdings	89,226	9,093,022
ServiceNow *	86,093	80,045,828
Snowflake, Cl A *	129,554	22,944,013
SoundHound AI, Cl A * (A)	591,287	6,397,725
Super Micro Computer *	290,386	12,039,404
Synopsys *	61,068	27,925,175
Teradata *	301,554	7,189,047
Twilio, Cl A *	85,808	10,290,953
UiPath, Cl A *	703,907	8,658,056
Verint Systems *	379,927	8,574,952
Workday, Cl A *	84,426	22,232,743
Zebra Technologies, Cl A *	23,097	7,276,710
Zscaler *	60,502	11,872,308
		1,542,790,336
TOTAL UNITED STATES		2,111,712,052
TOTAL COMMON STOCK (Cost $2,842,987,295)		3,109,626,420

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.3%
Bank of America Securities, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,103,582 (collateralized by various U.S. Government Obligations, ranging in par value $111 - $289,515, 1.500% - 7.319%, 05/01/2026 - 10/20/2072, with a total market value of $1,121,295)	$1,103,180	1,103,180
Daiwa Capital Markets America, Inc. 4.380%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,561,747 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $403 - $488,072, 1.500% - 7.000%, 09/30/2025 - 03/01/2055, with a total market value of $1,586,057)	1,561,177	1,561,177

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,658,538 (collateralized by various U.S. Government Obligations, ranging in par value $199 - $504,192, 2.000% - 7.500%, 05/01/2028 - 02/01/2055, with a total market value of $1,685,969)	$1,657,934	$1,657,934
Mizuho Securities USA LLC 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $206,383 (collateralized by various U.S. Treasury Obligations, ranging in par value $78,737 - $160,585, 0.625% - 2.875%, 04/30/2029 - 05/15/2030, with a total market value of $209,393)	206,308	206,308
Natwest Markets Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $2,008,693 (collateralized by various U.S. Treasury Obligations, ranging in par value $219,139 - $307,610, 1.250% - 4.625%, 06/30/2025 - 05/15/2032, with a total market value of $2,033,649)	2,007,963	2,007,963
RBC Dominion Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $2,008,693 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $53 - $1,126,233, 0.000% - 8.000%, 03/13/2025 - 11/15/2059, with a total market value of $2,040,835)	2,007,963	2,007,963
TOTAL REPURCHASE AGREEMENTS (Cost $8,544,525)		8,544,525
TOTAL INVESTMENTS — 100.2% (Cost $2,851,531,820)		$3,118,170,945

Percentages are based on Net Assets of $3,113,369,097.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Artificial Intelligence & Technology ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $12,310,539.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $8,544,525. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $3,573,443.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,080,146,405	$29,480,015	$—	$3,109,626,420
Repurchase Agreements	—	8,544,525	—	8,544,525
Total Investments in Securities	$3,080,146,405	$38,024,540	$—	$3,118,170,945

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 3.8%
Health Care — 3.8%
Genscript Biotech * (A)	1,428,318	$2,336,296

GERMANY — 4.7%
Health Care — 4.7%
BioNTech ADR *	25,946	2,929,823

NETHERLANDS — 1.3%
Health Care — 1.3%
uniQure *	61,354	806,805

SWITZERLAND — 4.4%
Health Care — 4.4%
CRISPR Therapeutics * (A)	62,599	2,749,348

UNITED STATES — 85.5%
Health Care — 85.5%
10X Genomics, Cl A *	135,833	1,452,055
2seventy bio *	63,948	168,823
Agilent Technologies	21,660	2,770,747
Allogene Therapeutics * (A)	183,657	358,131
Alnylam Pharmaceuticals *	9,755	2,407,046
Arrowhead Pharmaceuticals *	144,587	2,734,140
Avidity Biosciences *	63,425	1,943,342
Beam Therapeutics *	97,718	2,573,892
BioMarin Pharmaceutical *	41,142	2,927,665
Bio-Techne	41,539	2,565,033
CareDx *	67,272	1,490,075
Caribou Biosciences *	109,400	127,998
Editas Medicine, Cl A *	108,410	208,147
Fulgent Genetics *	26,882	415,327
Gilead Sciences	16,495	1,885,543
Illumina *	20,152	1,788,289
Intellia Therapeutics * (A)	136,035	1,372,593
Legend Biotech ADR *	65,525	2,294,030
Lyell Immunopharma *	182,203	129,510
Maravai LifeSciences Holdings, Cl A *	160,153	515,693

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	53,931	$1,669,704
Myriad Genetics *	119,133	1,278,297
Natera *	24,284	3,778,348
Pacific Biosciences of California * (A)	353,345	512,350
QIAGEN	66,491	2,553,254
REGENXBIO *	60,598	398,129
Rocket Pharmaceuticals *	114,269	1,079,842
Sana Biotechnology * (A)	161,957	422,708
Sangamo Therapeutics *	264,780	270,076
Sarepta Therapeutics *	22,179	2,367,608
Scilex Holding *(B)	226,071	534
Ultragenyx Pharmaceutical *	52,650	2,259,738
Veracyte *	88,753	3,085,054
Vertex Pharmaceuticals *	3,033	1,455,203
Verve Therapeutics *	85,098	538,670
Vir Biotechnology *	120,152	1,008,075

TOTAL UNITED STATES		52,805,669
TOTAL COMMON STOCK (Cost $116,402,352)		61,627,941

	Face Amount
REPURCHASE AGREEMENTS(C) — 6.4%
Citigroup Global Markets, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $923,630 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $238,085 - $678,396, 4.625% - 4.875%, 04/30/2026 - 02/15/2035, with a total market value of $936,787)	$923,295	923,295
Daiwa Capital Markets America, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $923,631 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $616 - $323,955, 0.000% - 4.625%, 05/13/2025 - 02/15/2045, with a total market value of $935,419)	923,295	923,295

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Deutsche Bank Securities, Inc. 4.350%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $923,630 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $73,909 - $237,592, 0.000% - 0.000%, 04/10/2025 - 12/26/2025, with a total market value of $941,761)	$923,295	$923,295
Mizuho Securities USA LLC 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $235,822 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $89,968 - $183,491, 0.625% - 2.875%, 04/30/2029 - 05/15/2030, with a total market value of $239,261)	235,736	235,736
Natwest Markets Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $923,630 (collateralized by various U.S. Treasury Obligations, ranging in par value $100,764 - $141,444, 1.250% - 4.625%, 06/30/2025 - 05/15/2032, with a total market value of $935,106)	923,295	923,295
TOTAL REPURCHASE AGREEMENTS (Cost $3,928,916)		3,928,916
TOTAL INVESTMENTS — 106.1% (Cost $120,331,268)		$65,556,857

Percentages are based on Net Assets of $61,761,221.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $3,807,229.
(B)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Genomics & Biotechnology ETF

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $3,928,916. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $0.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$61,627,407	$—	$534	$61,627,941
Repurchase Agreements	—	3,928,916	—	3,928,916
Total Investments in Securities	$61,627,407	$3,928,916	$534	$65,556,857

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 5.1%
Information Technology — 5.1%
Shopify, Cl A *	156,590	$17,538,080

CHINA — 4.4%
Consumer Discretionary — 0.4%
Alibaba Group Holding ADR	11,716	1,552,487

Information Technology — 4.0%
Kingsoft Cloud Holdings ADR * (A)	331,514	5,413,624
Vnet Group ADR *	718,691	8,430,245
		13,843,869
TOTAL CHINA		15,396,356
ISRAEL — 4.2%
Information Technology — 4.2%
Wix.com *	73,247	14,699,941

JAPAN — 0.3%
Information Technology — 0.3%
Oracle Japan	9,526	901,112

SWEDEN — 1.5%
Information Technology — 1.5%
Sinch *	2,357,868	5,205,492

UNITED STATES — 84.5%
Communication Services — 2.5%
Alphabet, Cl A	28,767	4,898,445
PubMatic, Cl A *	114,585	1,218,038
Vimeo *	435,764	2,566,650
		8,683,133
Consumer Discretionary — 2.0%
Amazon.com *	32,844	6,972,124

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.8%
HealthStream	84,678	$2,859,576

Industrials — 3.7%
Paycom Software	58,562	12,852,602

Information Technology — 72.4%
Akamai Technologies *	121,396	9,794,229
Box, Cl A *	385,525	12,606,667
C3.ai, Cl A * (A)	345,026	8,090,860
DigitalOcean Holdings *	257,153	11,019,006
Dropbox, Cl A *	473,660	12,305,687
Fastly, Cl A *	386,177	2,629,865
Five9 *	208,650	7,553,130
Freshworks, Cl A *	622,294	10,616,336
HubSpot *	22,072	15,979,907
International Business Machines	4,522	1,141,534
Microsoft	15,071	5,983,036
Procore Technologies *	186,491	14,260,967
Qualys *	102,685	13,498,970
Salesforce	41,988	12,506,126
ServiceNow *	13,117	12,195,662
Snowflake, Cl A *	106,676	18,892,320
SPS Commerce *	74,244	9,889,301
Twilio, Cl A *	151,840	18,210,171
Workday, Cl A *	52,328	13,780,055
Workiva, Cl A *	143,573	12,565,509
Yext *	356,264	2,422,595
Zoom Video Communications, Cl A *	163,851	12,075,819
Zscaler *	67,729	13,290,462
		251,308,214
Real Estate — 3.1%
Digital Realty Trust ‡	68,671	10,734,651

TOTAL UNITED STATES		293,410,300
TOTAL COMMON STOCK (Cost $447,084,385)		347,151,281

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.280% (Cost $2,700,022)	2,700,022	$2,700,022

	Face Amount
REPURCHASE AGREEMENT(B) — 1.4%
RBC Capital Markets 4.240%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $4,824,292 (collateralized by a U.S. Treasury Obligation, par value $5,106,124, 0.750%, 04/30/2026, with a total market value of $4,921,027) (Cost $4,822,588)	$4,822,588	4,822,588
TOTAL INVESTMENTS — 102.2% (Cost $454,606,995)		$354,673,891

Percentages are based on Net Assets of $347,140,374.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $7,260,814.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $7,522,610. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2025.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Cloud Computing ETF

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$347,151,281	$—	$—	$347,151,281
Short-Term Investment	2,700,022	—	—	2,700,022
Repurchase Agreement	—	4,822,588	—	4,822,588
Total Investments in Securities	$349,851,303	$4,822,588	$—	$354,673,891

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Global X Data Center & Digital Infrastructure ETF(A)	72,408	$1,278,725
Global X Disruptive Materials ETF(A)	85,018	1,220,008
Global X E-commerce ETF(A)	40,830	1,202,852
Global X FinTech ETF(A) (B)	38,983	1,195,999
Global X Genomics & Biotechnology ETF*(A)	133,513	1,232,325
Global X Lithium & Battery Tech ETF(A) (B)	30,550	1,244,607
Global X Renewable Energy Producers ETF(A)	154,698	1,318,027
Global X Solar ETF(A)	142,974	1,266,750
Global X Video Games & Esports ETF (A)	49,154	1,287,343
TOTAL EXCHANGE TRADED FUNDS (Cost $15,794,779)		11,246,636

	Face Amount
REPURCHASE AGREEMENTS(C) — 13.3%
Citigroup Global Markets, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $351,589 (collateralized by various U.S. Treasury Obligations, ranging in par value $90,629 - $258,238, 4.625% - 4.875%, 04/30/2026 - 02/15/2035, with a total market value of $356,597)	$351,461	351,461
Daiwa Capital Markets America, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $351,589 (collateralized by various U.S. Treasury Obligations, ranging in par value $234 - $123,317, 0.000% - 4.625%, 05/13/2025 - 02/15/2045, with a total market value of $356,076)	351,461	351,461
Deutsche Bank Securities, Inc. 4.350%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $351,588 (collateralized by various U.S. Treasury Obligations, ranging in par value $28,134 - $90,442, 0.000% - 0.000%, 04/10/2025 - 12/26/2025, with a total market value of $358,490)	351,461	351,461

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Mizuho Securities USA LLC 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $89,770 (collateralized by various U.S. Treasury Obligations, ranging in par value $34,248 - $69,849, 0.625% - 2.875%, 04/30/2029 - 05/15/2030, with a total market value of $91,079)	$89,737	$89,737
Natwest Markets Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $351,589 (collateralized by various U.S. Treasury Obligations, ranging in par value $38,357 - $53,842, 1.250% - 4.625%, 06/30/2025 - 05/15/2032, with a total market value of $355,957)	351,461	351,461
TOTAL REPURCHASE AGREEMENTS (Cost $1,495,581)		1,495,581
TOTAL INVESTMENTS — 113.1% (Cost $17,290,360)		$12,742,217

Percentages are based on Net Assets of $11,261,759.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $1,458,718.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $1,495,581. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $0.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,246,636	$—	$—	$11,246,636
Repurchase Agreements	—	1,495,581	—	1,495,581
Total Investments in Securities	$11,246,636	$1,495,581	$—	$12,742,217

The following is a summary of the Fund's transactions with affiliates for the period ended February 28, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/28/2025	Income	Capital Gains
Global X Data Center & Digital Infrastructure ETF
$1,797,852	$2,106	$(512,338)	$(90,222)	$81,327	$1,278,725	$17,317	$—
Global X Disruptive Materials ETF
1,823,533	2,078	(445,079)	(86,906)	(73,618)	1,220,008	10,601	—
Global X E-commerce ETF
1,870,595	2,348	(708,779)	(84,535)	123,223	1,202,852	479	—
Global X FinTech ETF
2,009,298	2,231	(634,232)	132,736	(314,034)	1,195,999	9,629	—
Global X Genomics & Biotechnology ETF
1,503,736	262,063	(328,271)	291,583	(496,786)	1,232,325	—	—
Global X Lithium & Battery Tech ETF
1,937,834	2,327	(528,920)	304,078	(470,712)	1,244,607	5,443	—
Global X Renewable Energy Producers ETF
1,410,567	339,885	(315,870)	169,241	(285,796)	1,318,027	9,012	—
Global X Solar ETF
1,641,329	190,680	(352,279)	13,841	(226,821)	1,266,750	5,211	—
Global X Video Games & Esports ETF
1,768,488	1,927	(606,654)	(20,444)	144,026	1,287,343	14,539	—
Totals:
$15,763,232	$805,645	$(4,432,422)	$629,372	$(1,519,191)	$11,246,636	$72,231	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 12.7%
Communication Services — 12.7%
Bilibili ADR * (A)	253,470	$5,155,580
DouYu International Holdings ADR	46,254	330,716
HUYA ADR	112,641	429,162
iDreamSky Technology Holdings * (A)	1,479,500	237,816
NetEase ADR	59,183	5,901,729
XD *	405,100	1,693,017

TOTAL CHINA		13,748,020
FRANCE — 1.6%
Communication Services — 1.6%
Ubisoft Entertainment *	131,399	1,668,554

HONG KONG — 0.5%
Communication Services — 0.5%
Boyaa Interactive International	542,600	236,535
ZX * (A)	323,600	326,242

TOTAL HONG KONG		562,777
JAPAN — 34.7%
Communication Services — 34.7%
Capcom	210,793	5,176,979
DeNA (A)	107,206	2,834,971
GungHo Online Entertainment	55,057	1,121,271
Koei Tecmo Holdings (A)	157,577	2,113,819
Konami Group	66,592	8,084,546
MIXI	48,684	1,132,336
Nexon	321,300	4,314,347
Nintendo	100,406	7,435,754
Square Enix Holdings	112,582	5,297,581

TOTAL JAPAN		37,511,604
POLAND — 4.3%
Communication Services — 4.3%
CD Projekt (A)	83,731	4,644,852

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 12.1%
Communication Services — 12.1%
Com2uSCorp *	10,934	$335,591
Devsisters *	14,059	328,194
Gravity ADR *	10,188	578,780
Kakao Games *	61,779	674,843
Krafton *	18,898	4,437,394
NCSoft *	25,587	2,975,151
Neowiz *	22,404	324,674
Netmarble	37,981	1,045,003
Nexon Games *	31,038	287,487
Pearl Abyss *	48,142	1,072,821
Wemade *	28,962	764,190
Wemade Max *	46,836	276,297

TOTAL SOUTH KOREA		13,100,425
SWEDEN — 5.9%
Communication Services — 4.2%
Embracer Group, Cl B *	193,497	2,173,779
Modern Times Group MTG, Cl B *	128,478	1,454,116
Paradox Interactive	48,059	932,072
		4,559,967
Consumer Discretionary — 1.7%
Asmodee Group, Cl B *	193,446	1,792,084

TOTAL SWEDEN		6,352,051
TAIWAN — 4.8%
Communication Services — 4.8%
Gamania Digital Entertainment	207,800	503,470
International Games System	155,100	4,641,774

TOTAL TAIWAN		5,145,244
UNITED STATES — 23.2%
Communication Services — 17.0%
Electronic Arts	41,576	5,368,293
Playtika Holding	98,390	519,499
ROBLOX, Cl A *	90,092	5,733,455

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Take-Two Interactive Software *	31,673	$6,714,043
		18,335,290
Information Technology — 6.2%
Corsair Gaming *	65,892	773,572
Immersion	41,483	333,523
Turtle Beach *	24,340	417,187
Unity Software *	203,401	5,215,202
		6,739,484
TOTAL UNITED STATES		25,074,774
TOTAL COMMON STOCK (Cost $134,208,581)		107,808,301

	Face Amount
REPURCHASE AGREEMENTS(B) — 7.2%
Bank of America Securities, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,002,397 (collateralized by various U.S. Government Obligations, ranging in par value $101 - $262,970, 1.500% - 7.319%, 05/01/2026 - 10/20/2072, with a total market value of $1,018,486)	$1,002,032	1,002,032
Citigroup Global Markets, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $187,460 (collateralized by various U.S. Treasury Obligations, ranging in par value $48,322 - $137,687, 4.625% - 4.875%, 04/30/2026 - 02/15/2035, with a total market value of $190,130)	187,392	187,392
Daiwa Capital Markets America, Inc. 4.380%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,418,554 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $366 - $443,322, 1.500% - 7.000%, 09/30/2025 - 03/01/2055, with a total market value of $1,440,635)	1,418,036	1,418,036

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,506,469 (collateralized by various U.S. Government Obligations, ranging in par value $181 - $457,964, 2.000% - 7.500%, 05/01/2028 - 02/01/2055, with a total market value of $1,531,385)	$1,505,921	$1,505,921
Natwest Markets Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,824,520 (collateralized by various U.S. Treasury Obligations, ranging in par value $199,047 - $279,406, 1.250% - 4.625%, 06/30/2025 - 05/15/2032, with a total market value of $1,847,188)	1,823,857	1,823,857
RBC Dominion Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,824,520 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $48 - $1,022,971, 0.000% - 8.000%, 03/13/2025 - 11/15/2059, with a total market value of $1,853,715)	1,823,857	1,823,857
TOTAL REPURCHASE AGREEMENTS (Cost $7,761,095)		7,761,095
TOTAL INVESTMENTS — 107.0% (Cost $141,969,676)		$115,569,396

Percentages are based on Net Assets of $107,988,028.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $9,470,033.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $7,761,095. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $2,026,907.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Video Games & Esports ETF

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$102,663,057	$5,145,244	$—	$107,808,301
Repurchase Agreements	—	7,761,095	—	7,761,095
Total Investments in Securities	$102,663,057	$12,906,339	$—	$115,569,396

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.9%
ISRAEL — 10.7%
Information Technology — 10.7%
Check Point Software Technologies *	280,328	$61,745,045
Radware *	1,618,016	35,013,866

TOTAL ISRAEL		96,758,911
JAPAN — 13.2%
Information Technology — 13.2%
Digital Arts	1,054,817	42,908,047
Hennge (A)	2,935,879	26,301,050
Trend Micro	687,395	50,130,867

TOTAL JAPAN		119,339,964
SOUTH KOREA — 4.9%
Information Technology — 4.9%
Ahnlab	844,754	43,597,599

UNITED STATES — 71.1%
Information Technology — 71.1%
A10 Networks	2,485,976	51,683,441
Crowdstrike Holdings, Cl A *	163,505	63,711,358
CyberArk Software *	131,630	47,893,575
Fortinet *	617,455	66,691,315
Gen Digital	1,668,224	45,592,562
Okta, Cl A *	506,616	45,843,682
OneSpan	2,183,513	35,023,549
Palo Alto Networks * (A)	269,462	51,313,649
Qualys *	305,475	40,157,744
Rapid7 *	901,069	26,212,097
SentinelOne, Cl A *	1,412,275	29,135,233
Telos *	6,548,497	19,580,006
Tenable Holdings *	919,513	35,070,226
Varonis Systems, Cl B * (A)	723,026	31,068,427
Zscaler *	268,706	52,728,178

TOTAL UNITED STATES		641,705,042
TOTAL COMMON STOCK (Cost $830,134,017)		901,401,516

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Cybersecurity ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Bill 4.252%, 04/01/2025(B)	$10,000,000	$9,965,824
TOTAL U.S. TREASURY OBLIGATION (Cost $9,967,042)		9,965,824

REPURCHASE AGREEMENTS(C) — 5.0%
Bank of America Securities, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $5,876,008 (collateralized by various U.S. Government Obligations, ranging in par value $590 - $1,541,520, 1.500% - 7.319%, 05/01/2026 - 10/20/2072, with a total market value of $5,970,323)	5,873,869	5,873,869
Daiwa Capital Markets America, Inc. 4.380%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $8,315,500 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,146 - $2,598,732, 1.500% - 7.000%, 09/30/2025 - 03/01/2055, with a total market value of $8,444,942)	8,312,466	8,312,466
HSBC Securities USA, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,864,404 (collateralized by various U.S. Treasury Obligations, ranging in par value $12,325 - $2,470,445, 0.000% - 0.000%, 11/15/2031 - 11/15/2053, with a total market value of $1,901,002)	1,863,727	1,863,727
4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $8,830,862 (collateralized by various U.S. Government Obligations, ranging in par value $1,059 - $2,684,565, 2.000% - 7.500%, 05/01/2028 - 02/01/2055, with a total market value of $8,976,918)	8,827,647	8,827,647

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
JP Morgan Securities LLC 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $6,905,474 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,004,823 - $5,968,898, 4.375% - 4.500%, 12/31/2031 - 11/15/2039, with a total market value of $6,957,911)	$6,902,966	$6,902,966
Nomura Securities International, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $3,024,262 (collateralized by various U.S. Government Obligations, ranging in par value $1,549 - $879,540, 2.480% - 7.135%, 11/01/2025 - 02/01/2055, with a total market value of $3,072,339)	3,023,161	3,023,161
RBC Dominion Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $10,695,259 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $284 - $5,996,612, 0.000% - 8.000%, 03/13/2025 - 11/15/2059, with a total market value of $10,866,401)	10,691,374	10,691,374
TOTAL REPURCHASE AGREEMENTS (Cost $45,495,210)		45,495,210
TOTAL INVESTMENTS — 106.0% (Cost $885,596,269)		$956,862,550

Percentages are based on Net Assets of $902,744,020.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $46,775,070.
(B)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Cybersecurity ETF

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $45,495,210. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $1,746,906.

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts NASDAQ 100 Index E-MINI.	3	Mar-2025	$1,255,284	$1,255,170	$(114)

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$901,401,516	$—	$—	$901,401,516
U.S. Treasury Obligation	—	9,965,824	—	9,965,824
Repurchase Agreements	—	45,495,210	—	45,495,210
Total Investments in Securities	$901,401,516	$55,461,034	$—	$956,862,550

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Depreciation	$(114)	$—	$—	$(114)
Total Other Financial Instruments	$(114)	$—	$—	$(114)

* Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 4.7%
Health Care — 4.7%
Pro Medicus	11,466	$1,805,711

CHINA — 9.2%
Consumer Staples — 9.2%
Alibaba Health Information Technology * (A)	2,420,900	1,559,662
JD Health International *	389,150	1,691,413
Ping An Healthcare and Technology (A)	274,500	278,859

TOTAL CHINA		3,529,934
GERMANY — 0.8%
Health Care — 0.8%
CompuGroup Medical	12,615	292,567

JAPAN — 1.0%
Health Care — 1.0%
JMDC	11,198	220,698
Medley *	9,823	180,887

TOTAL JAPAN		401,585
SOUTH KOREA — 0.3%
Health Care — 0.3%
Genomictree *	8,486	109,751

UNITED STATES — 83.7%
Financials — 3.2%
Oscar Health, Cl A *	83,445	1,219,131

Health Care — 80.5%
Agilent Technologies	10,771	1,377,826
AMN Healthcare Services *	18,156	459,710
Definitive Healthcare, Cl A *	24,805	80,120
Dexcom *	19,770	1,747,075
DocGo *	39,895	123,276
Doximity, Cl A *	34,600	2,439,300
Evolent Health, Cl A *	53,231	478,547
Fulgent Genetics *	9,458	146,126

Schedule of Investments	February 28, 2025 (Unaudited)

Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GoodRx Holdings, Cl A *	38,945	$193,946
Hims & Hers Health *	67,034	3,022,563
Illumina *	10,022	889,352
Insulet *	6,101	1,661,119
IQVIA Holdings *	6,280	1,185,664
iRhythm Technologies *	14,801	1,630,478
Labcorp Holdings	6,517	1,636,028
LifeMD *	24,299	127,813
LifeStance Health Group *	53,375	415,791
Masimo *	10,092	1,905,067
Omnicell *	21,608	822,401
Pacific Biosciences of California * (A)	124,408	180,392
Phreesia *	25,984	689,615
Privia Health Group *	50,998	1,273,420
QIAGEN	33,079	1,270,234
Quest Diagnostics	9,122	1,577,194
ResMed	6,033	1,408,826
Talkspace *	61,352	175,467
Tandem Diabetes Care *	31,281	692,561
Teladoc Health *	81,163	775,918
Twist Bioscience *	27,021	1,048,955
Veracyte *	36,450	1,267,002
		30,701,786
TOTAL UNITED STATES		31,920,917
TOTAL COMMON STOCK (Cost $75,534,884)		38,060,465

SHORT-TERM INVESTMENT(B)(C) — 1.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.280% (Cost $568,590)	568,590	568,590

Schedule of Investments	February 28, 2025 (Unaudited)

Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.7%
RBC Capital Markets 4.240%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,015,934 (collateralized by a U.S. Treasury Obligation, par value $1,075,284, 0.750%, 04/30/2026, with a total market value of $1,036,305) (Cost $1,015,575)	$1,015,575	$1,015,575
TOTAL INVESTMENTS — 103.9% (Cost $77,119,049)		$39,644,630

Percentages are based on Net Assets of $38,151,580.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $1,504,010.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $1,584,165. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 28, 2025.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$38,060,465	$—	$—	$38,060,465
Short-Term Investment	568,590	—	—	568,590
Repurchase Agreement	—	1,015,575	—	1,015,575
Total Investments in Securities	$38,629,055	$1,015,575	$—	$39,644,630

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 2.0%
Industrials — 0.7%
Ballard Power Systems *	166,288	$204,534

Information Technology — 1.3%
Canadian Solar * (A)	36,910	370,946

TOTAL CANADA		575,480
CHINA — 19.8%
Industrials — 7.1%
China Everbright Environment Group	3,455,200	1,461,790
Dongfang Electric, Cl H (A)	190,200	234,800
Goldwind Science & Technology, Cl H	435,800	288,049
		1,984,639
Information Technology — 12.7%
Daqo New Energy ADR * (A)	36,946	748,156
Flat Glass Group, Cl H (A)	247,600	424,739
JinkoSolar Holding ADR (A)	29,926	674,233
Xinyi Solar Holdings	4,097,300	1,733,443
		3,580,571
TOTAL CHINA		5,565,210
DENMARK — 4.4%
Industrials — 4.4%
Vestas Wind Systems *	87,545	1,237,929

GERMANY — 7.2%
Industrials — 6.2%
Nordex *	127,141	1,725,555

Information Technology — 1.0%
SMA Solar Technology (A)	19,371	290,905

TOTAL GERMANY		2,016,460

Schedule of Investments	February 28, 2025 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 0.7%
Industrials — 0.7%
NEL * (A)	928,844	$184,389

SOUTH KOREA — 7.9%
Industrials — 3.8%
CS Wind	23,634	659,148
Doosan Fuel Cell *	36,636	414,218
		1,073,366
Information Technology — 4.1%
Samsung SDI	7,414	1,135,235

TOTAL SOUTH KOREA		2,208,601
SWITZERLAND — 3.2%
Information Technology — 3.2%
Landis+Gyr Group	16,233	908,580

TAIWAN — 5.3%
Information Technology — 5.3%
Simplo Technology	104,664	1,196,160
United Renewable Energy *	911,400	284,704

TOTAL TAIWAN		1,480,864
TURKEY — 2.3%
Information Technology — 2.3%
Alfa Solar Enerji Sanayi VE Ticaret	206,212	317,032
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret *	339,514	336,330

TOTAL TURKEY		653,362
UNITED KINGDOM — 5.5%
Industrials — 0.8%
Ceres Power Holdings PLC * (A)	106,560	99,021
ITM Power PLC * (A)	346,547	126,542
		225,563

Schedule of Investments	February 28, 2025 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 4.7%
Johnson Matthey PLC	72,997	$1,314,367

TOTAL UNITED KINGDOM		1,539,930
UNITED STATES — 41.6%
Consumer Discretionary — 4.3%
QuantumScape, Cl A * (A)	254,133	1,191,884

Industrials — 27.4%
Ameresco, Cl A *	19,204	226,607
Array Technologies *	84,864	448,082
Bloom Energy, Cl A * (A)	127,931	3,072,903
Fluence Energy, Cl A * (A)	69,670	398,513
NEXTracker, Cl A *	56,357	2,480,835
Plug Power * (A)	495,176	797,233
Shoals Technologies Group, Cl A *	93,804	284,226
		7,708,399
Information Technology — 9.9%
Enphase Energy *	19,011	1,089,901
First Solar *	8,568	1,166,790
SolarEdge Technologies * (A)	32,266	532,066
		2,788,757
TOTAL UNITED STATES		11,689,040
TOTAL COMMON STOCK (Cost $94,887,861)		28,059,845

	Face Amount
REPURCHASE AGREEMENTS(B) — 15.5%
Daiwa Capital Markets America, Inc. 4.380%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,067,323 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $275 - $333,556, 1.500% - 7.000%, 09/30/2025 - 03/01/2055, with a total market value of $1,083,938)	$1,066,934	1,066,934

Schedule of Investments	February 28, 2025 (Unaudited)

Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 4.350%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,027,255 (collateralized by various U.S. Treasury Obligations, ranging in par value $82,201 - $264,248, 0.000% - 0.000%, 04/10/2025 - 12/26/2025, with a total market value of $1,047,421)	$1,026,883	$1,026,883
Mizuho Securities USA LLC 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $182,148 (collateralized by various U.S. Treasury Obligations, ranging in par value $69,491 - $141,728, 0.625% - 2.875%, 04/30/2029 - 05/15/2030, with a total market value of $184,804)	182,082	182,082
Natwest Markets Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,027,256 (collateralized by various U.S. Treasury Obligations, ranging in par value $112,069 - $157,313, 1.250% - 4.625%, 06/30/2025 - 05/15/2032, with a total market value of $1,040,019)	1,026,883	1,026,883
RBC Dominion Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,067,322 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $28 - $598,425, 0.000% - 8.000%, 03/13/2025 - 11/15/2059, with a total market value of $1,084,401)	1,066,934	1,066,934
TOTAL REPURCHASE AGREEMENTS (Cost $4,369,716)		4,369,716
TOTAL INVESTMENTS — 115.4% (Cost $99,257,577)		$32,429,561

Percentages are based on Net Assets of $28,109,328.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X CleanTech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $4,589,116.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $4,369,716. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $506,318.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,578,981	$1,480,864	$—	$28,059,845
Repurchase Agreements	—	4,369,716	—	4,369,716
Total Investments in Securities	$26,578,981	$5,850,580	$—	$32,429,561

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 3.7%
Information Technology — 3.7%
NEXTDC *	1,057,761	$8,774,661

CHINA — 13.1%
Information Technology — 13.1%
GDS Holdings ADR *	461,580	17,563,119
Vnet Group ADR *	1,165,619	13,672,711

TOTAL CHINA		31,235,830
HONG KONG — 4.2%
Communication Services — 4.2%
China Tower, Cl H	6,994,260	9,929,484

INDONESIA — 1.3%
Communication Services — 1.3%
Sarana Menara Nusantara	103,639,161	3,250,444

SINGAPORE — 4.1%
Real Estate — 4.1%
Keppel DC REIT ‡	6,308,356	9,681,418

SOUTH KOREA — 2.5%
Information Technology — 2.5%
Jeju Semiconductor *	157,479	1,685,776
SK Hynix	32,394	4,211,729

TOTAL SOUTH KOREA		5,897,505
TAIWAN — 4.4%
Information Technology — 4.4%
Taiwan Semiconductor Manufacturing	137,000	4,342,247
Winbond Electronics *	10,754,219	6,128,881

TOTAL TAIWAN		10,471,128
UNITED STATES — 66.5%
Information Technology — 16.2%
Advanced Micro Devices *	36,451	3,639,997

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Digital *	788,545	$6,308,360
Broadcom	19,167	3,822,475
Intel	221,990	5,267,823
Lam Research	57,508	4,413,164
Micron Technology	42,434	3,973,095
NVIDIA	32,125	4,013,055
SEALSQ *	449,812	1,295,458
Super Micro Computer *	141,428	5,863,605
		38,597,032
Real Estate — 50.3%
American Tower ‡	146,198	30,061,233
Crown Castle ‡	228,138	21,467,786
Digital Realty Trust ‡	150,674	23,553,360
Equinix ‡	29,307	26,511,698
SBA Communications, Cl A ‡	50,013	10,897,833
Uniti Group ‡	1,227,625	7,046,567
		119,538,477
TOTAL UNITED STATES		158,135,509
TOTAL COMMON STOCK (Cost $220,244,731)		237,375,979

	Face Amount
U.S. TREASURY OBLIGATION — 14.7%
U.S. Treasury Bill 4.252%, 04/01/2025(A)	$35,000,000	34,880,385
TOTAL U.S. TREASURY OBLIGATION (Cost $34,884,646)		34,880,385
TOTAL INVESTMENTS — 114.5% (Cost $255,129,377)		$272,256,364

Percentages are based on Net Assets of $237,755,066.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Data Center & Digital Infrastructure ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$226,904,851	$10,471,128	$—	$237,375,979
U.S. Treasury Obligation	—	34,880,385	—	34,880,385
Total Investments in Securities	$226,904,851	$45,351,513	$—	$272,256,364

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 4.9%
Utilities — 4.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	27,594	$446,601
Cia de Saneamento de Minas Gerais Copasa MG	10,585	41,972

TOTAL BRAZIL		488,573
CHINA — 4.4%
Industrials — 0.7%
Beijing Originwater Technology, Cl A	116,500	76,362

Utilities — 3.7%
Beijing Capital Eco-Environment Protection Group, Cl A	223,400	92,208
Beijing Enterprises Water Group	235,740	68,814
Chengdu Xingrong Environment, Cl A	80,500	72,745
Chongqing Water Group, Cl A	46,500	29,650
Guangdong Investment	141,100	107,052
		370,469
TOTAL CHINA		446,831
HONG KONG — 0.0%
Real Estate — 0.0%
Guangdong Land Holdings *	26,846	711

JAPAN — 2.8%
Industrials — 2.8%
Kurita Water Industries	5,799	184,943
Nomura Micro Science	1,636	29,269
Organo	1,462	68,106

TOTAL JAPAN		282,318
MALAYSIA — 0.3%
Utilities — 0.3%
Ranhill Utilities *	103,584	29,944

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SAUDI ARABIA — 0.4%
Utilities — 0.4%
AlKhorayef Water & Power Technologies *	819	$35,640

SINGAPORE — 0.8%
Materials — 0.8%
Keppel Infrastructure Trust	258,318	84,267

SOUTH KOREA — 1.5%
Consumer Discretionary — 1.5%
Coway	2,716	150,383

UNITED KINGDOM — 8.6%
Utilities — 8.6%
Severn Trent PLC	13,822	435,619
United Utilities Group PLC	34,728	428,618

TOTAL UNITED KINGDOM		864,237
UNITED STATES — 76.1%
Industrials — 46.3%
A O Smith	5,556	369,363
Advanced Drainage Systems	2,977	331,608
Core & Main, Cl A *	9,690	494,287
Energy Recovery *	3,363	50,311
Ferguson Enterprises	4,058	720,295
Franklin Electric	2,099	214,413
Mueller Water Products, Cl A	8,178	210,665
Pentair PLC	8,244	776,585
Reliance Worldwide	35,526	108,471
Watts Water Technologies, Cl A	1,426	305,991
Xylem	6,088	796,858
Zurn Elkay Water Solutions	7,703	272,917
		4,651,764
Information Technology — 3.3%
Badger Meter	1,585	333,373

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Materials — 8.8%
Ecolab	3,307	$889,616

Utilities — 17.7%
American States Water	2,111	161,576
American Water Works	5,850	795,424
Artesian Resources, Cl A	863	26,831
California Water Service Group	3,224	146,531
Consolidated Water	1,120	30,318
Essential Utilities	11,978	454,924
Middlesex Water	944	47,323
SJW Group	1,686	88,802
York Water	815	26,121
		1,777,850
TOTAL UNITED STATES		7,652,603
TOTAL COMMON STOCK (Cost $8,953,078)		10,035,507
TOTAL INVESTMENTS — 99.8% (Cost $8,953,078)		$10,035,507

Percentages are based on Net Assets of $10,052,396.

*	Non-income producing security.

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA — 0.6%
Materials — 0.6%
Bioceres Crop Solutions *	13,812	$55,524

AUSTRALIA — 3.6%
Materials — 3.6%
Nufarm	136,572	322,725

CANADA — 13.5%
Consumer Staples — 0.3%
Maple Leaf Foods	1,589	28,084

Materials — 13.2%
Nutrien	22,333	1,169,356

TOTAL CANADA		1,197,440
CHINA — 11.5%
Consumer Staples — 11.5%
Cheng De Lolo, Cl A	245,280	289,928
Hebei Yangyuan Zhihui Beverage, Cl A	132,900	383,981
Yuan Longping High-tech Agriculture, Cl A	239,000	347,396

TOTAL CHINA		1,021,305
GERMANY — 2.4%
Health Care — 2.4%
Bayer	8,791	207,629

JAPAN — 11.5%
Industrials — 11.5%
Kubota	83,074	1,020,130

PHILIPPINES — 0.2%
Consumer Staples — 0.2%
Monde Nissin	157,105	20,453

Schedule of Investments	February 28, 2025 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 0.1%
Consumer Staples — 0.1%
NR Instant Produce NVDR *	602,000	$10,041

UNITED KINGDOM — 4.2%
Consumer Staples — 4.2%
Barr PLC	3,297	25,075
Unilever PLC	6,065	342,659

TOTAL UNITED KINGDOM		367,734
UNITED STATES — 52.3%
Consumer Discretionary — 0.4%
GrowGeneration *	28,622	32,629

Consumer Staples — 8.1%
Archer-Daniels-Midland	3,758	177,377
Beyond Meat *	32,755	103,506
Hain Celestial Group *	3,896	13,948
Kellanova	2,097	173,841
Laird Superfood *	2,815	17,594
Oatly Group ADR *	14,173	150,801
Sprouts Farmers Market *	588	87,259
		724,326
Industrials — 26.4%
AGCO	4,357	422,498
CNH Industrial	38,276	492,995
Deere	2,665	1,281,305
Titan Machinery *	8,772	150,791
		2,347,589
Information Technology — 1.2%
Trimble *	1,486	106,962

Materials — 16.2%
Corteva	18,369	1,156,880
FMC	7,029	259,370

Schedule of Investments	February 28, 2025 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Scotts Miracle-Gro, Cl A	358	$20,968
		1,437,218
TOTAL UNITED STATES		4,648,724
TOTAL COMMON STOCK (Cost $9,619,100)		8,871,705

	Face Amount
U.S. TREASURY OBLIGATION — 16.8%
U.S. Treasury Bill 4.252%, 04/01/2025(A)	$1,500,000	1,494,874
TOTAL U.S. TREASURY OBLIGATION (Cost $1,495,056)		1,494,874
TOTAL INVESTMENTS — 116.7% (Cost $11,114,156)		$10,366,579

Percentages are based on Net Assets of $8,884,732.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,871,705	$—	$—	$8,871,705
U.S. Treasury Obligation	—	1,494,874	—	1,494,874
Total Investments in Securities	$8,871,705	$1,494,874	$—	$10,366,579

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 4.4%
Information Technology — 4.4%
IREN * (A)	787,544	$6,489,363

CANADA — 8.9%
Information Technology — 8.9%
Bitfarms * (A)	3,795,751	4,532,083
Hive Digital Technologies * (A)	701,189	1,484,590
Hut 8 * (A)	487,887	7,224,067

TOTAL CANADA		13,240,740
CHINA — 3.5%
Financials — 0.7%
OSL Group *	928,300	1,018,247

Information Technology — 2.8%
Canaan ADR *	3,216,909	4,214,151

TOTAL CHINA		5,232,398
GERMANY — 1.8%
Financials — 0.4%
Bitcoin Group	15,599	611,604

Information Technology — 1.4%
Northern Data * (A)	51,827	2,058,980

TOTAL GERMANY		2,670,584
JAPAN — 3.0%
Financials — 3.0%
SBI Holdings	152,469	4,382,997

THAILAND — 0.3%
Communication Services — 0.3%
Jasmine Technology Solution NVDR *	443,300	505,924

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 78.0%
Financials — 26.1%
Bakkt Holdings, Cl A * (A)	77,355	$923,619
Block, Cl A *	44,707	2,919,367
Coinbase Global, Cl A *	94,837	20,448,754
Galaxy Digital Holdings * (A)	559,112	8,356,309
Robinhood Markets, Cl A *	119,550	5,989,455
		38,637,504
Information Technology — 51.9%
Applied Digital * (A)	905,988	7,247,904
Bit Digital * (A)	1,619,711	3,984,489
Cipher Mining *	1,333,777	5,441,810
Cleanspark * (A)	765,897	6,119,517
Core Scientific * (A)	1,454,105	16,227,812
MARA Holdings * (A)	1,139,576	15,862,898
NVIDIA	22,912	2,862,167
Riot Platforms * (A)	1,512,337	14,034,487
Stronghold Digital Mining, Cl A *	162,041	466,678
TeraWulf * (A)	1,141,418	4,782,542
		77,030,304
TOTAL UNITED STATES		115,667,808
TOTAL COMMON STOCK (Cost $142,305,124)		148,189,814

	Face Amount
REPURCHASE AGREEMENTS(B) — 25.5%
Bank of America Securities, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $4,840,783 (collateralized by various U.S. Government Obligations, ranging in par value $486 - $1,269,938, 1.500% - 7.319%, 05/01/2026 - 10/20/2072, with a total market value of $4,918,482)	$4,839,021	4,839,021

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.380%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $6,850,490 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,768 - $2,140,892, 1.500% - 7.000%, 09/30/2025 - 03/01/2055, with a total market value of $6,957,126)	$6,847,990	$6,847,990
HSBC Securities USA, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,633,350 (collateralized by various U.S. Treasury Obligations, ranging in par value $10,798 - $2,164,285, 0.000% - 0.000%, 11/15/2031 - 11/15/2053, with a total market value of $1,665,412)	1,632,757	1,632,757
4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $7,275,056 (collateralized by various U.S. Government Obligations, ranging in par value $873 - $2,211,603, 2.000% - 7.500%, 05/01/2028 - 02/01/2055, with a total market value of $7,395,381)	7,272,408	7,272,408
JP Morgan Securities LLC 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $5,908,579 (collateralized by various U.S. Treasury Obligations, ranging in par value $859,763 - $5,107,210, 4.375% - 4.500%, 12/31/2031 - 11/15/2039, with a total market value of $5,953,446)	5,906,433	5,906,433
Nomura Securities International, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $2,491,453 (collateralized by various U.S. Government Obligations, ranging in par value $1,276 - $724,585, 2.480% - 7.135%, 11/01/2025 - 02/01/2055, with a total market value of $2,531,060)	2,490,546	2,490,546

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.350%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $97,414 (collateralized by various U.S. Treasury Obligations, ranging in par value $9 - $32,895, 0.000% - 5.375%, 03/20/2025 - 08/15/2053, with a total market value of $99,057)	$97,379	$97,379
4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $8,810,986 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $234 - $4,940,139, 0.000% - 8.000%, 03/13/2025 - 11/15/2059, with a total market value of $8,951,978)	8,807,786	8,807,786
TOTAL REPURCHASE AGREEMENTS (Cost $37,894,320)		37,894,320
TOTAL INVESTMENTS — 125.4% (Cost $180,199,444)		$186,084,134

Percentages are based on Net Assets of $148,359,043.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $42,147,627.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $37,894,320. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $4,076,890.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Blockchain ETF

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$148,189,814	$—	$—	$148,189,814
Repurchase Agreements	—	37,894,320	—	37,894,320
Total Investments in Securities	$148,189,814	$37,894,320	$—	$186,084,134

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 5.0%
Industrials — 5.0%
Ballard Power Systems *	1,134,996	$1,396,045
NFI Group *	15,695	126,384

TOTAL CANADA		1,522,429
CHINA — 0.8%
Information Technology — 0.8%
Shenzhen Everwin Precision Technology, Cl A *	70,800	244,946

DENMARK — 6.4%
Industrials — 6.4%
Green Hydrogen Systems, Cl A * (A)	4,968,145	1,968,995

FRANCE — 0.3%
Consumer Discretionary — 0.3%
Opmobility	10,042	107,779

GERMANY — 4.8%
Industrials — 4.8%
SFC Energy *	76,625	1,471,075

JAPAN — 2.1%
Consumer Discretionary — 2.1%
Toyota Motor	36,409	649,682

NORWAY — 9.6%
Industrials — 9.6%
Hexagon Purus * (A)	2,961,362	495,690
NEL * (A)	12,361,831	2,454,005

TOTAL NORWAY		2,949,695
SINGAPORE — 0.2%
Materials — 0.2%
Nanofilm Technologies International	153,500	76,818

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 13.8%
Consumer Discretionary — 3.6%
Iljin Hysolus ltd *	110,605	$1,108,394

Industrials — 10.2%
Doosan	792	174,598
Doosan Fuel Cell *	262,358	2,966,301
		3,140,899
TOTAL SOUTH KOREA		4,249,293
SWEDEN — 4.2%
Industrials — 4.2%
PowerCell Sweden *	431,115	1,293,132

UNITED KINGDOM — 10.5%
Industrials — 9.2%
AFC Energy PLC * (A)	11,743,545	1,168,159
Ceres Power Holdings PLC * (A)	671,033	623,556
ITM Power PLC * (A)	2,851,240	1,041,136
		2,832,851
Materials — 1.3%
Johnson Matthey PLC	21,204	381,794

TOTAL UNITED KINGDOM		3,214,645
UNITED STATES — 42.0%
Industrials — 39.9%
Bloom Energy, Cl A * (A)	283,889	6,819,014
Cummins	1,801	663,092
FuelCell Energy * (A)	252,444	1,456,602
Hyster-Yale	1,818	92,391
Plug Power * (A)	2,012,488	3,240,106
		12,271,205

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.1%
Air Products & Chemicals	2,055	$649,688

TOTAL UNITED STATES		12,920,893
TOTAL COMMON STOCK (Cost $65,372,238)		30,669,382

	Face Amount
REPURCHASE AGREEMENTS(B) — 27.5%
Bank of America Securities, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,092,597 (collateralized by various U.S. Government Obligations, ranging in par value $110 - $286,633, 1.500% - 7.319%, 05/01/2026 - 10/20/2072, with a total market value of $1,110,134)	$1,092,199	1,092,199
Daiwa Capital Markets America, Inc. 4.380%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,546,201 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $399 - $483,214, 1.500% - 7.000%, 09/30/2025 - 03/01/2055, with a total market value of $1,570,270)	1,545,637	1,545,637
HSBC Securities USA, Inc. 4.370%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,642,029 (collateralized by various U.S. Government Obligations, ranging in par value $197 - $499,174, 2.000% - 7.500%, 05/01/2028 - 02/01/2055, with a total market value of $1,669,187)	1,641,431	1,641,431
Mizuho Securities USA LLC 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $204,329 (collateralized by various U.S. Treasury Obligations, ranging in par value $77,954 - $158,987, 0.625% - 2.875%, 04/30/2029 - 05/15/2030, with a total market value of $207,309)	204,255	204,255

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,988,698 (collateralized by various U.S. Treasury Obligations, ranging in par value $216,958 - $304,548, 1.250% - 4.625%, 06/30/2025 - 05/15/2032, with a total market value of $2,013,407)	$1,987,976	$1,987,976
RBC Dominion Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $1,988,698 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $53 - $1,115,022, 0.000% - 8.000%, 03/13/2025 - 11/15/2059, with a total market value of $2,020,521)	1,987,976	1,987,976
TOTAL REPURCHASE AGREEMENTS (Cost $8,459,474)		8,459,474
TOTAL INVESTMENTS — 127.2% (Cost $73,831,712)		$39,128,856

Percentages are based on Net Assets of $30,750,093.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $8,032,560.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $8,459,474. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $376,817.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Hydrogen ETF

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,669,382	$—	$—	$30,669,382
Repurchase Agreements	—	8,459,474	—	8,459,474
Total Investments in Securities	$30,669,382	$8,459,474	$—	$39,128,856

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 0.7%
Information Technology — 0.7%
Canadian Solar * (A)	4,074	$40,944

CHINA — 62.6%
Consumer Discretionary — 0.9%
Shanghai Aerospace Automobile Electromechanical, Cl A *	54,600	49,564

Industrials — 24.0%
Ginlong Technologies, Cl A	18,050	127,518
GoodWe Technologies, Cl A	5,380	29,805
Kehua Data, Cl A	23,400	147,121
Ningbo Deye Technology, Cl A	45,720	580,234
Sineng Electric, Cl A	10,361	49,315
Sungrow Power Supply, Cl A	46,240	449,557
		1,383,550
Information Technology — 34.4%
Flat Glass Group, Cl H (A)	35,600	61,069
GCL System Integration Technology, Cl A *	223,100	78,012
Hainan Drinda New Energy Technology, Cl A	8,400	69,204
Hangzhou First Applied Material, Cl A	72,144	147,007
Hengdian Group DMEGC Magnetics, Cl A	54,300	96,053
JA Solar Technology, Cl A	108,804	189,930
Jolywood Suzhou Sunwatt, Cl A	60,400	50,937
LONGi Green Energy Technology, Cl A	201,760	462,309
Risen Energy, Cl A	66,300	105,734
Shanghai Aiko Solar Energy, Cl A *	60,240	108,708
Shenzhen SC New Energy Technology, Cl A	19,700	171,835
Shenzhen Topraysolar, Cl A	56,900	26,840
TCL Zhonghuan Renewable Energy Technology, Cl A	187,400	231,020
Xinyi Solar Holdings	393,900	166,647
Zhejiang Akcome New Energy Technology, Cl A *(B)	280,500	—
Zhejiang Sunoren Solar Technology, Cl A	18,400	21,144
		1,986,449

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.6%
Henan Yicheng New Energy, Cl A *	63,300	$35,502

Utilities — 2.7%
CECEP Solar Energy, Cl A	174,700	105,886
Jinko Power Technology, Cl A	133,900	50,493
		156,379
TOTAL CHINA		3,611,444
GERMANY — 0.6%
Information Technology — 0.6%
SMA Solar Technology (A)	2,372	35,622

JAPAN — 0.3%
Industrials — 0.3%
West Holdings	1,624	17,006

SOUTH KOREA — 3.0%
Information Technology — 0.5%
HD Hyundai Energy Solutions *	1,414	27,692

Materials — 2.5%
Hanwha Solutions	9,866	144,999

TOTAL SOUTH KOREA		172,691
SPAIN — 0.8%
Utilities — 0.8%
Solaria Energia y Medio Ambiente *	5,984	48,978

TAIWAN — 1.4%
Information Technology — 1.4%
Motech Industries	28,290	19,226
TSEC	43,077	26,585
United Renewable Energy *	111,718	34,899

TOTAL TAIWAN		80,710

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 0.4%
Utilities — 0.4%
Margun Enerji Uretim Sanayi VE Ticaret *	36,142	$25,689

UNITED STATES — 30.1%
Industrials — 10.9%
Array Technologies *	10,926	57,689
NEXTracker, Cl A *	8,183	360,216
Shoals Technologies Group, Cl A *	13,267	40,199
Sunrun *	23,416	169,766
		627,870
Information Technology — 18.2%
Enphase Energy *	9,313	533,914
First Solar *	3,070	418,073
SolarEdge Technologies * (A)	5,775	95,230
		1,047,217
Utilities — 1.0%
Altus Power, Cl A *	7,808	38,493
Sunnova Energy International *	12,441	20,652
		59,145
TOTAL UNITED STATES		1,734,232
TOTAL COMMON STOCK (Cost $8,293,013)		5,767,316

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Solar ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 2.9%
Bank of America Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $165,121 (collateralized by various U.S. Treasury Obligations, ranging in par value $147 - $91,346, 0.000% - 4.500%, 05/31/2029 - 11/15/2049, with a total market value of $166,800) (Cost $165,061)	$165,061	$165,061
TOTAL INVESTMENTS — 102.8% (Cost $8,458,074)		$5,932,377

Percentages are based on Net Assets of $5,771,018.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $168,567.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $165,061. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $19,358.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$5,686,606	$80,710	$—	^	$5,767,316
Repurchase Agreement	—	165,061	—		165,061
Total Investments in Securities	$5,686,606	$245,771	$—		$5,932,377

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Solar ETF

the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 19.7%
Utilities — 19.7%
Boralex, Cl A (A)	3,345	$68,895
Innergex Renewable Energy	8,465	79,917
Northland Power (A)	12,279	169,368

TOTAL CANADA		318,180
CHINA — 33.7%
Industrials — 22.4%
Dajin Heavy Industry, Cl A	19,450	54,702
Goldwind Science & Technology, Cl H	41,200	27,232
Jiangsu Haili Wind Power Equipment Technology, Cl A *	3,200	23,612
Jinlei Technology, Cl A	12,750	37,520
Ming Yang Smart Energy Group, Cl A	68,800	101,607
Qingdao Tianneng Heavy Industries, Cl A	21,100	13,310
Shanghai Taisheng Wind Power Equipment, Cl A	29,800	28,400
Titan Wind Energy Suzhou, Cl A	42,200	41,838
Windey Energy Technology Group, Cl A	19,500	33,398
		361,619
Utilities — 11.3%
CECEP Wind-Power, Cl A	170,160	68,833
China Datang Renewable Power, Cl H (A)	122,700	32,661
China Longyuan Power Group, Cl H	92,070	70,800
Jiangsu New Energy Development, Cl A	7,500	10,007
		182,301
TOTAL CHINA		543,920
DENMARK — 27.1%
Industrials — 16.3%
Cadeler *	12,217	55,959
Vestas Wind Systems *	14,727	208,247
		264,206

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 10.8%
Orsted *	3,958	$173,976

TOTAL DENMARK		438,182
GERMANY — 5.3%
Industrials — 5.3%
Nordex *	6,357	86,277

GREECE — 3.6%
Utilities — 3.6%
Terna Energy	2,758	57,366

INDIA — 3.4%
Utilities — 3.4%
ReNew Energy Global PLC, Cl A *	8,626	54,344

SOUTH KOREA — 2.7%
Industrials — 2.7%
CS Wind	1,560	43,508

TAIWAN — 3.9%
Materials — 3.9%
Century Iron & Steel Industrial	10,925	62,262

TURKEY — 0.4%
Utilities — 0.4%
Galata Wind Enerji	7,913	5,919

TOTAL COMMON STOCK (Cost $2,675,501)		1,609,958

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Wind Energy ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 8.8%
Bank of America Securities, Inc. 4.360%, dated 02/28/2025, to be repurchased on 03/03/2025, repurchase price $142,764 (collateralized by various U.S. Treasury Obligations, ranging in par value $127 - $78,978, 0.000% - 4.500%, 05/31/2029 - 11/15/2049, with a total market value of $144,216) (Cost $142,712)	$142,712	$142,712
TOTAL INVESTMENTS — 108.6% (Cost $2,818,213)		$1,752,670

Percentages are based on Net Assets of $1,613,694.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2025. The total market value of securities on loan at February 28, 2025 was $190,118.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2025 was $142,712. The total value of non-cash collateral held from securities on loan as of February 28, 2025 was $51,656.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,547,696	$62,262	$—	$1,609,958
Repurchase Agreement	—	142,712	—	142,712
Total Investments in Securities	$1,547,696	$204,974	$—	$1,752,670

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 6.5%
Communication Services — 5.3%
Domain Holdings Australia	5,954	$16,069
REA Group	534	79,085
		95,154
Real Estate — 1.2%
PEXA Group *	2,711	20,753

TOTAL AUSTRALIA		115,907
CHINA — 9.0%
Information Technology — 0.5%
Ming Yuan Cloud Group Holdings	18,490	8,203

Real Estate — 8.5%
KE Holdings ADR	6,837	152,260

TOTAL CHINA		160,463
GERMANY — 9.8%
Communication Services — 4.5%
Scout24	818	80,265

Financials — 1.1%
Hypoport *	95	19,612

Information Technology — 4.2%
Nemetschek	655	76,294

TOTAL GERMANY		176,171
JAPAN — 0.5%
Communication Services — 0.2%
GA Technologies *	467	3,294

Real Estate — 0.3%
SRE Holdings *	240	5,240

TOTAL JAPAN		8,534

Schedule of Investments	February 28, 2025 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 3.9%
Communication Services — 3.9%
Hemnet Group	1,863	$70,111

SWITZERLAND — 2.4%
Real Estate — 2.4%
International Workplace Group	17,374	43,622

UNITED KINGDOM — 4.6%
Communication Services — 4.6%
Rightmove PLC	9,735	82,250

UNITED STATES — 63.4%
Consumer Discretionary — 12.6%
ADT	10,933	89,541
Airbnb, Cl A *	978	135,815
		225,356
Financials — 4.1%
Hippo Holdings *	318	9,136
Rocket, Cl A *	3,253	45,542
UWM Holdings	2,898	18,200
		72,878
Industrials — 3.7%
Resideo Technologies *	3,490	67,043

Information Technology — 25.8%
Alarm.com Holdings *	1,132	65,758
Appfolio, Cl A *	380	81,510
Arlo Technologies *	2,282	32,815
Blend Labs, Cl A *	4,918	15,393
Guidewire Software *	701	141,125
Matterport *	6,637	36,238
Porch Group *	1,441	10,073
Procore Technologies *	977	74,711
SmartRent, Cl A *	4,064	5,040
		462,663

Schedule of Investments	February 28, 2025 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 17.2%
CoStar Group *	1,861	$141,901
Opendoor Technologies *	14,456	19,371
Zillow Group, Cl C *	1,908	146,267
		307,539
TOTAL UNITED STATES		1,135,479
TOTAL COMMON STOCK (Cost $1,398,230)		1,792,537
TOTAL INVESTMENTS — 100.1% (Cost $1,398,230)		$1,792,537

Percentages are based on Net Assets of $1,790,945.

*	Non-income producing security.

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.1%
Industrials — 0.1%
DroneShield *	2,190,144	$1,048,698

FRANCE — 6.7%
Industrials — 6.7%
Dassault Aviation	46,913	12,021,718
Thales	226,892	45,223,134

TOTAL FRANCE		57,244,852
GERMANY — 8.3%
Industrials — 8.3%
Hensoldt	173,785	9,461,535
Rheinmetall	59,572	62,357,487

TOTAL GERMANY		71,819,022
ISRAEL — 2.6%
Industrials — 2.6%
Elbit Systems	72,111	21,946,608

ITALY — 5.4%
Industrials — 5.4%
Leonardo	1,158,742	46,468,261

JAPAN — 0.0%
Information Technology — 0.0%
Nippon Avionics	16,173	217,436

SOUTH KOREA — 6.5%
Industrials — 6.5%
Hanwha Aerospace	91,346	37,090,385
Hanwha Systems	188,234	3,930,924
Korea Aerospace Industries *	203,486	8,777,063
LIG Nex1	35,336	6,533,863

TOTAL SOUTH KOREA		56,332,235

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 3.5%
Industrials — 3.5%
Saab, Cl B	1,005,879	$29,941,839

TURKEY — 0.5%
Industrials — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret	1,583,089	4,050,645

UNITED KINGDOM — 7.2%
Industrials — 7.2%
Babcock International Group PLC	1,372,043	11,583,561
BAE Systems PLC	2,223,790	39,383,027
Chemring Group PLC	743,751	3,497,790
QinetiQ Group PLC	1,430,078	7,278,328

TOTAL UNITED KINGDOM		61,742,706
UNITED STATES — 59.1%
Industrials — 48.1%
AeroVironment *	80,286	12,012,391
BWX Technologies	264,716	27,522,523
General Dynamics	223,189	56,377,541
Huntington Ingalls Industries	112,737	19,794,362
Kratos Defense & Security Solutions *	427,594	11,284,206
L3Harris Technologies	147,349	30,370,102
Leidos Holdings	225,082	29,253,908
Lockheed Martin	120,268	54,165,099
Mercury Systems *	167,950	7,458,659
Moog, Cl A	81,661	13,922,384
National Presto Industries	14,923	1,518,266
Northrop Grumman	129,961	60,008,192
Parsons *	306,121	17,822,365
RTX	542,041	72,086,033
		413,596,031
Information Technology — 11.0%
BigBear.ai Holdings *	277,559	1,432,205
OSI Systems *	45,217	9,324,198
Palantir Technologies, Cl A *	976,923	82,960,301
Red Cat Holdings *	162,470	1,007,314

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Telos *	135,362	$404,732
		95,128,750
TOTAL UNITED STATES		508,724,781
TOTAL COMMON STOCK (Cost $768,575,741)		859,537,083

	Face Amount
U.S. TREASURY OBLIGATION — 10.4%
U.S. Treasury Bill
4.252%, 04/01/2025(A)	$90,000,000	89,692,419
TOTAL U.S. TREASURY OBLIGATION (Cost $89,703,375)		89,692,419
TOTAL INVESTMENTS — 110.3% (Cost $858,279,116)		$949,229,502

Percentages are based on Net Assets of $860,557,387.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$859,537,083	$—	$—	$859,537,083
U.S. Treasury Obligation	—	89,692,419	—	89,692,419
Total Investments in Securities	$859,537,083	$89,692,419	$—	$949,229,502

Amounts designated as “ —” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.8%
Industrials — 0.8%
Aurizon Holdings	7,239	$14,630

AUSTRIA — 0.5%
Materials — 0.5%
voestalpine	437	10,053

BRAZIL — 1.1%
Materials — 1.1%
Cia Siderurgica Nacional	2,800	4,065
Gerdau ADR	5,703	16,140

TOTAL BRAZIL		20,205
CANADA — 7.7%
Industrials — 7.7%
AtkinsRealis Group	676	34,153
Canadian National Railway	514	52,336
Canadian Pacific Kansas City	756	59,140

TOTAL CANADA		145,629
CHINA — 2.6%
Industrials — 1.3%
China Communications Services, Cl H	9,400	5,766
China Energy Engineering, Cl H	27,200	3,393
China Lesso Group Holdings	4,000	1,656
China Railway Group, Cl H	16,800	8,274
Zoomlion Heavy Industry Science and Technology, Cl H	6,000	4,660
		23,749
Materials — 1.3%
Anhui Conch Cement, Cl H	5,107	13,955
China National Building Material, Cl H	19,200	9,580
China Resources Building Materials Technology Holdings	9,600	1,877
		25,412
TOTAL CHINA		49,161

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 0.9%
Industrials — 0.9%
NKT *	235	$16,058

FRANCE — 7.4%
Industrials — 7.4%
Bouygues	770	26,458
Eiffage	363	36,461
Nexans	141	14,664
Vinci	528	61,007

TOTAL FRANCE		138,590
GERMANY — 3.6%
Materials — 3.6%
Heidelberg Materials	450	67,953

HONG KONG — 1.4%
Communication Services — 1.4%
China Tower, Cl H	19,040	27,030

INDIA — 18.6%
Communication Services — 1.0%
Indus Towers *	5,163	19,079

Industrials — 5.6%
Action Construction Equipment	167	2,004
IRB Infrastructure Developers	8,693	4,298
IRCON International	1,430	2,315
Kalpataru Projects International	433	4,350
KEC International	537	4,213
KEI Industries	237	8,315
Larsen & Toubro	1,339	48,414
NCC	1,826	3,652
Polycab India	280	15,082
Rail Vikas Nigam	2,440	9,269
RITES	558	1,304

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Techno Electric & Engineering	203	$2,260
		105,476
Materials — 12.0%
Ambuja Cements	3,323	17,657
Dalmia Bharat	309	5,967
Jindal Stainless	1,135	7,586
Jindal Steel & Power	1,620	15,850
JK Cement	146	7,324
JSW Steel	3,793	41,210
Ramco Cements	483	4,576
Shree Cement	41	12,784
Steel Authority of India	6,194	7,434
Tata Steel	34,200	53,623
UltraTech Cement	440	50,929
		224,940
TOTAL INDIA		349,495
ISRAEL — 0.2%
Industrials — 0.2%
Shapir Engineering and Industry *	563	4,025

ITALY — 5.4%
Communication Services — 0.8%
Infrastrutture Wireless Italiane	1,382	13,913

Energy — 0.6%
Saipem *	5,205	11,920

Industrials — 3.3%
Maire	581	5,643
Prysmian	871	51,669
Webuild	1,289	4,271
		61,583
Materials — 0.7%
Buzzi	300	13,591

TOTAL ITALY		101,007

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 13.7%
Industrials — 5.2%
COMSYS Holdings	392	$8,272
EXEO Group	666	7,666
Hitachi Construction Machinery	443	11,415
INFRONEER Holdings	644	4,957
Komatsu	2,113	62,621
SHO-BOND Holdings	134	4,172
		99,103
Materials — 8.5%
JFE Holdings	2,320	28,835
Maruichi Steel Tube	216	4,965
Nippon Steel	2,799	61,833
Shin-Etsu Chemical	1,523	45,398
Taiheiyo Cement	446	11,543
Yamato Kogyo	136	7,091
		159,665
TOTAL JAPAN		258,768
LUXEMBOURG — 2.7%
Materials — 2.7%
ArcelorMittal	1,813	51,739

MALAYSIA — 1.2%
Industrials — 1.2%
Gamuda	17,900	17,489
IJM	10,900	5,129

TOTAL MALAYSIA		22,618
MEXICO — 2.3%
Materials — 2.3%
Cemex ADR	6,315	39,153
Ternium ADR	159	4,593

TOTAL MEXICO		43,746

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.7%
Industrials — 0.7%
Aalberts	395	$13,220

POLAND — 0.4%
Industrials — 0.4%
Budimex	53	7,211

SOUTH KOREA — 5.0%
Industrials — 1.8%
Doosan Bobcat	233	7,486
KEPCO Engineering & Construction *	78	3,391
LS Electric	68	11,156
Samsung E&A	687	7,692
Taihan Electric Wire *	470	3,862
		33,587
Materials — 3.2%
Hyundai Steel	391	7,123
POSCO Holdings	282	52,529
		59,652
TOTAL SOUTH KOREA		93,239
SPAIN — 4.6%
Communication Services — 3.2%
Cellnex Telecom	1,674	59,959

Industrials — 0.4%
Sacyr	2,115	7,413

Materials — 0.4%
Acerinox	706	8,304

Utilities — 0.6%
Acciona	92	11,357

TOTAL SPAIN		87,033

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 4.2%
Industrials — 3.4%
AFRY	393	$6,941
Epiroc, Cl A	2,657	51,877
Peab, Cl B	649	4,888
		63,706
Materials — 0.8%
SSAB, Cl B	2,556	15,376

TOTAL SWEDEN		79,082
SWITZERLAND — 1.6%
Industrials — 1.3%
Georg Fischer	307	23,665

Information Technology — 0.3%
Landis+Gyr Group	108	6,045

TOTAL SWITZERLAND		29,710
TAIWAN — 2.7%
Materials — 2.7%
Asia Cement	10,340	13,172
Goldsun Building Materials	2,800	3,687
TCC Group Holdings	26,583	28,436
Tung Ho Steel Enterprise	2,030	4,578

TOTAL TAIWAN		49,873
TURKEY — 0.3%
Materials — 0.3%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret *	147	1,436
Oyak Cimento Fabrikalari *	4,629	3,524

TOTAL TURKEY		4,960
UNITED ARAB EMIRATES — 0.3%
Industrials — 0.3%
NMDC Group PJSC	913	6,260

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Materials — 0.3%
Breedon Group PLC	1,157	$6,381

UNITED STATES — 9.7%
Energy — 3.0%
Tenaris ADR	1,512	57,229

Industrials — 3.4%
Ferrovial	1,445	64,350

Materials — 3.3%
Holcim	562	61,379

TOTAL UNITED STATES		182,958
TOTAL COMMON STOCK (Cost $1,924,494)		1,880,634
TOTAL INVESTMENTS — 99.9% (Cost $1,924,494)		$1,880,634

Percentages are based on Net Assets of $1,882,954.

*	Non-income producing security.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,830,761	$49,873	$—	$1,880,634
Total Investments in Securities	$1,830,761	$49,873	$—	$1,880,634

Amounts designated as “ —” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

GLX-QH-008-1800

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — 98.9%
ARGENTINA — 0.5%
Energy — 0.5%
Vista Energy ADR *	2,436	$123,700

BRAZIL — 6.2%
Consumer Discretionary — 1.3%
MercadoLibre *	53	112,459
Vivara Participacoes	68,100	197,970
		310,429
Energy — 0.9%
PRIO *	33,300	216,590

Financials — 1.8%
Itau Unibanco Holding ADR	44,968	246,874
NU Holdings, Cl A *	16,406	176,365
		423,239
Industrials — 2.2%
Localiza Rent a Car	48,700	233,189
WEG	34,200	282,179
		515,368
TOTAL BRAZIL		1,465,626
CHILE — 1.1%
Materials — 1.1%
Antofagasta PLC	11,637	254,004

GREECE — 1.8%
Financials — 1.3%
Alpha Services and Holdings	150,076	303,964

Industrials — 0.5%
Metlen Energy & Metals	3,269	120,691

TOTAL GREECE		424,655

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 26.7%
Communication Services — 1.0%
Bharti Airtel	13,561	$243,344

Consumer Discretionary — 10.4%
Eicher Motors	2,308	125,909
Lemon Tree Hotels *	222,186	309,041
Mahindra & Mahindra	9,447	279,090
MakeMyTrip *	3,596	346,151
Tata Motors	11,680	82,844
Titan	6,674	234,705
Trent	3,976	220,445
TVS Motor	16,978	431,805
Zomato *	168,115	426,706
		2,456,696
Energy — 0.4%
Reliance Industries GDR	1,853	101,174

Financials — 5.4%
HDFC Bank ADR	8,231	507,194
ICICI Bank ADR	27,045	754,015
		1,261,209
Health Care — 2.8%
Apollo Hospitals Enterprise	6,366	440,333
Max Healthcare Institute	20,566	229,883
		670,216
Industrials — 4.0%
ABB India	5,092	287,200
Larsen & Toubro	9,512	343,923
Polycab India	1,617	87,100
Siemens	4,409	232,961
		951,184
Real Estate — 2.3%
Godrej Properties *	7,597	168,108

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Prestige Estates Projects	28,097	$361,745
		529,853
Utilities — 0.4%
Power Grid Corp of India	34,476	98,833

TOTAL INDIA		6,312,509
INDONESIA — 3.0%
Consumer Staples — 0.8%
Sumber Alfaria Trijaya	1,431,900	189,999

Financials — 2.2%
Bank Central Asia	420,700	213,775
Bank Mandiri Persero	1,129,000	313,233
		527,008
TOTAL INDONESIA		717,007
MEXICO — 2.6%
Consumer Staples — 1.1%
Wal-Mart de Mexico	97,000	256,941

Financials — 0.9%
Grupo Financiero Banorte, Cl O	29,600	208,834

Real Estate — 0.6%
Inmobiliaria Vesta	58,000	135,920

TOTAL MEXICO		601,695
POLAND — 1.1%
Consumer Staples — 1.1%
Dino Polska *	2,146	266,242

SAUDI ARABIA — 4.9%
Consumer Staples — 0.5%
Nahdi Medical	3,723	116,943

Financials — 3.4%
Al Rajhi Bank	15,438	410,824

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Saudi National Bank	42,052	$392,454
		803,278
Industrials — 1.0%
United International Transportation	11,269	236,179

TOTAL SAUDI ARABIA		1,156,400
SOUTH AFRICA — 3.8%
Consumer Staples — 0.7%
Clicks Group	8,725	161,872

Financials — 2.1%
Capitec Bank Holdings	1,690	279,751
FirstRand	56,357	214,565
		494,316
Materials — 1.0%
Gold Fields ADR	13,351	239,918

TOTAL SOUTH AFRICA		896,106
SOUTH KOREA — 11.3%
Communication Services — 1.1%
HYBE *	1,445	254,349

Consumer Discretionary — 1.3%
Hyundai Motor	2,356	310,826

Consumer Staples — 1.0%
Kolmar Korea *	5,211	218,713

Financials — 2.0%
Shinhan Financial Group	15,239	477,619

Industrials — 1.7%
HD Hyundai Electric	1,794	399,171

Information Technology — 4.2%
Samsung Electronics GDR	531	495,158

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SK Hynix	3,836	$498,740
		993,898
TOTAL SOUTH KOREA		2,654,576
TAIWAN — 28.4%
Industrials — 2.6%
Fortune Electric	32,000	614,400

Information Technology — 25.8%
Alchip Technologies	2,000	200,228
ASPEED Technology	4,000	437,638
Hon Hai Precision Industry	122,000	646,949
MediaTek	28,500	1,315,886
Quanta Computer	41,000	313,006
Taiwan Semiconductor Manufacturing ADR	17,627	3,182,202
		6,095,909
TOTAL TAIWAN		6,710,309
THAILAND — 0.6%
Health Care — 0.6%
Bangkok Dusit Medical Services NVDR	190,412	134,844

TURKEY — 1.0%
Financials — 1.0%
Haci Omer Sabanci Holding	89,689	237,714

UNITED ARAB EMIRATES — 3.8%
Energy — 1.7%
ADNOC Drilling PJSC	275,546	411,890

Industrials — 1.4%
Salik PJSC	231,944	318,925

Real Estate — 0.7%
Aldar Properties PJSC	63,833	155,207

TOTAL UNITED ARAB EMIRATES		886,022

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 0.5%
Information Technology — 0.5%
Globant *	800	$120,424

VIETNAM — 1.6%
Consumer Discretionary — 0.4%
Phu Nhuan Jewelry JSC	25,400	93,430

Information Technology — 1.2%
FPT	53,300	292,623

TOTAL VIETNAM		386,053
TOTAL COMMON STOCK (Cost $22,688,048)		23,347,886
TOTAL INVESTMENTS — 98.9% (Cost $22,688,048)		$23,347,886

Percentages are based on Net Assets of $23,600,265.

*	Non-income producing security.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,819,779	$3,528,107	$—	$23,347,886
Total Investments in Securities	$19,819,779	$3,528,107	$—	$23,347,886

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — 98.8%
ARGENTINA — 0.5%
Energy — 0.5%
Vista Energy ADR *	8,900	$451,942

BRAZIL — 5.3%
Consumer Discretionary — 1.1%
MercadoLibre *	229	485,908
Vivara Participacoes	177,200	515,129
		1,001,037
Consumer Staples — 0.7%
Raia Drogasil	209,216	619,609

Financials — 1.5%
Itau Unibanco Holding ADR	179,075	983,122
NU Holdings, Cl A *	33,673	361,984
		1,345,106
Industrials — 2.0%
Localiza Rent a Car	98,700	472,603
WEG	151,000	1,245,875
		1,718,478
TOTAL BRAZIL		4,684,230
CHILE — 0.8%
Materials — 0.8%
Antofagasta PLC	33,597	733,331

CHINA — 31.2%
Communication Services — 8.4%
Kuaishou Technology, Cl B *	214,100	1,393,102
NetEase	51,900	1,033,128
Tencent Holdings	72,000	4,431,197
Tencent Music Entertainment Group ADR	43,126	525,706
		7,383,133
Consumer Discretionary — 15.8%
Alibaba Group Holding	84,800	1,390,343
ANTA Sports Products	46,300	519,770

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
BYD, Cl H	25,600	$1,223,296
Haier Smart Home, Cl H	502,700	1,599,926
Meituan, Cl B *	118,600	2,470,674
Midea Group, Cl A	138,000	1,382,356
New Oriental Education & Technology Group ADR	13,872	666,966
PDD Holdings ADR *	10,166	1,155,772
Trip.com Group ADR *	38,661	2,191,305
Yum China Holdings	27,775	1,372,363
		13,972,771
Consumer Staples — 1.0%
Eastroc Beverage Group, Cl A	15,763	478,193
Proya Cosmetics, Cl A	35,800	414,330
		892,523
Financials — 2.5%
China Merchants Bank, Cl H	369,000	2,159,005

Information Technology — 3.5%
Lenovo Group	556,000	827,941
Xiaomi, Cl B *	344,800	2,298,962
		3,126,903
TOTAL CHINA		27,534,335
GREECE — 1.1%
Financials — 0.6%
Alpha Services and Holdings	251,485	509,357

Industrials — 0.5%
Metlen Energy & Metals	11,767	434,437

TOTAL GREECE		943,794
INDIA — 18.4%
Communication Services — 0.5%
Bharti Airtel	24,529	440,158

Consumer Discretionary — 8.4%
Eicher Motors	8,548	466,320

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Indian Hotels, Cl A	116,730	$955,277
Mahindra & Mahindra	12,975	383,317
MakeMyTrip *	9,660	929,872
Tata Motors	48,908	346,897
Titan	22,950	807,084
Trent	14,799	820,514
TVS Motor	50,858	1,293,481
Zomato *	545,040	1,383,408
		7,386,170
Financials — 2.4%
ICICI Bank ADR	76,676	2,137,727

Health Care — 3.9%
Apollo Hospitals Enterprise	25,406	1,757,323
Max Healthcare Institute	147,146	1,644,770
		3,402,093
Industrials — 0.8%
Havells India	41,960	681,785

Real Estate — 2.4%
Godrej Properties *	34,709	768,047
Prestige Estates Projects	107,654	1,386,032
		2,154,079
TOTAL INDIA		16,202,012
INDONESIA — 2.6%
Consumer Staples — 0.8%
Sumber Alfaria Trijaya	5,448,300	722,935

Financials — 1.8%
Bank Central Asia	1,789,600	909,371
Bank Mandiri Persero	2,485,600	689,612
		1,598,983
TOTAL INDONESIA		2,321,918

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF
	Shares	Value
COMMON STOCK — continued
MEXICO — 1.8%
Consumer Staples — 1.3%
Gruma, Cl B	28,150	$486,652
Wal-Mart de Mexico	270,500	716,519
		1,203,171
Financials — 0.5%
Grupo Financiero Banorte, Cl O	58,943	415,856

TOTAL MEXICO		1,619,027
POLAND — 0.5%
Consumer Staples — 0.5%
Dino Polska *	3,623	449,485

SAUDI ARABIA — 4.5%
Consumer Staples — 0.5%
Nahdi Medical	14,831	465,854

Financials — 3.1%
Al Rajhi Bank	50,827	1,352,568
Saudi National Bank	151,991	1,418,469
		2,771,037
Industrials — 0.9%
United International Transportation	36,547	765,963

TOTAL SAUDI ARABIA		4,002,854

SOUTH AFRICA — 2.6%
Consumer Staples — 0.6%
Clicks Group	31,027	575,634

Financials — 1.4%
Capitec Bank Holdings	3,595	595,093
FirstRand	171,493	652,915
		1,248,008

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF
	Shares	Value
COMMON STOCK — continued
Materials — 0.6%
Gold Fields ADR	27,308	$490,725

TOTAL SOUTH AFRICA		2,314,367
SOUTH KOREA — 6.2%
Communication Services — 1.5%
HYBE *	7,519	1,323,496

Consumer Staples — 3.0%
Kolmar Korea *	62,651	2,629,552

Information Technology — 1.7%
SK Hynix	11,806	1,534,966

TOTAL SOUTH KOREA		5,488,014
TAIWAN — 16.4%
Information Technology — 16.4%
Hon Hai Precision Industry	250,000	1,325,714
MediaTek	88,000	4,063,086
Quanta Computer	115,000	877,943
Taiwan Semiconductor Manufacturing ADR	45,276	8,173,676

TOTAL TAIWAN		14,440,419
THAILAND — 1.0%
Health Care — 1.0%
Bangkok Dusit Medical Services NVDR	1,175,400	832,385

TURKEY — 1.0%
Financials — 1.0%
Haci Omer Sabanci Holding	322,328	854,305

UNITED ARAB EMIRATES — 3.0%
Energy — 1.3%
ADNOC Drilling PJSC	735,127	1,098,877

Industrials — 1.1%
Salik PJSC	711,142	977,828

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — 0.6%
Aldar Properties PJSC	233,591	$567,966

TOTAL UNITED ARAB EMIRATES		2,644,671
UNITED STATES — 0.5%
Information Technology — 0.5%
Globant *	2,900	436,537

VIETNAM — 1.4%
Consumer Discretionary — 0.3%
Phu Nhuan Jewelry JSC	69,000	253,806

Information Technology — 1.1%
FPT	179,300	984,378

TOTAL VIETNAM		1,238,184
TOTAL COMMON STOCK (Cost $80,279,103)		87,191,810
TOTAL INVESTMENTS — 98.8% (Cost $80,279,103)		$87,191,810

Percentages are based on Net Assets of $88,221,634.

*	Non-income producing security.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$80,925,067	$6,266,743	$—	$87,191,810
Total Investments in Securities	$80,925,067	$6,266,743	$—	$87,191,810

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 62.3%
Angola — 1.0%
Angolan Government International Bond 8.750%, 04/14/32	$2,400,000	$2,145,048
Argentina — 2.5%
Argentine Republic Government International Bond
5.000%, 01/09/38(A)	2,400,000	1,604,770
4.125%, 07/09/35(A)	4,100,000	2,593,249
3.500%, 07/09/41(A)	2,400,000	1,412,947
		5,610,966
Azerbaijan — 0.3%
Republic of Azerbaijan International Bond 3.500%, 09/01/32	800,000	699,776
Bahrain — 1.0%
Bahrain Government International Bond 6.750%, 09/20/29	1,700,000	1,734,255
Bahrain Government International Bond MTN 5.250%, 01/25/33	500,000	455,977
		2,190,232
Brazil — 3.7%
Brazilian Government International Bond
7.125%, 05/13/54	2,500,000	2,415,750
6.125%, 01/22/32	1,500,000	1,492,717
6.000%, 10/20/33	3,100,000	3,005,696
4.500%, 05/30/29	1,200,000	1,153,035
3.750%, 09/12/31	200,000	176,679
		8,243,877
Bulgaria — 0.6%
Bulgaria Government International Bond 5.000%, 03/05/37	1,300,000	1,261,242
Chile — 0.8%
Chile Government International Bond
4.000%, 01/31/52	1,200,000	924,890
3.860%, 06/21/47	200,000	153,964
3.240%, 02/06/28	800,000	764,709
		1,843,563

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 2.2%
Colombia Government International Bond
5.200%, 05/15/49	$1,200,000	$831,980
4.500%, 03/15/29	1,200,000	1,129,756
3.875%, 04/25/27	1,000,000	970,025
3.250%, 04/22/32	1,300,000	1,019,218
3.125%, 04/15/31	1,000,000	813,604
		4,764,583
Costa Rica — 1.0%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	400,000	412,578
6.125%, 02/19/31	1,800,000	1,823,814
		2,236,392
Cote d’Ivoire — 0.7%
Ivory Coast Government International Bond 6.125%, 06/15/33	1,800,000	1,620,432
Dominican Republic — 3.3%
Dominican Republic International Bond
7.050%, 02/03/31	1,500,000	1,560,675
6.400%, 06/05/49	200,000	190,624
6.000%, 07/19/28	1,800,000	1,811,340
5.950%, 01/25/27	500,000	502,600
4.875%, 09/23/32	1,600,000	1,461,616
4.500%, 01/30/30	1,800,000	1,677,888
		7,204,743
Ecuador — 1.2%
Ecuador Government International Bond
6.900%, 07/31/30(A)	1,000,000	659,307
5.500%, 07/31/35(A)	2,300,000	1,236,484
5.000%, 07/31/40(A)	1,400,000	684,544
		2,580,335
Egypt — 2.8%
Egypt Government International Bond
8.875%, 05/29/50	600,000	487,500
7.903%, 02/21/48	400,000	300,000
7.625%, 05/29/32	1,200,000	1,061,592
7.500%, 01/31/27	900,000	889,141
5.800%, 09/30/27	2,300,000	2,165,800

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Egypt — continued
Egypt Government International Bond MTN 5.875%, 02/16/31	$1,600,000	$1,352,000
		6,256,033
El Salvador — 0.2%
El Salvador Government International Bond 7.125%, 01/20/50(B)	400,000	338,428
Ghana — 1.0%
Ghana Government International Bond
5.979%, 07/03/26	120,000	111,950
5.502%, 01/03/30	166,680	130,282
5.000%, 07/03/29(A)	1,000,000	887,850
5.000%, 07/03/35(A)	1,500,000	1,105,095
		2,235,177
Hungary — 3.4%
Hungary Government International Bond
6.750%, 09/25/52	1,000,000	1,069,960
6.250%, 09/22/32	2,400,000	2,497,267
6.125%, 05/22/28	1,200,000	1,230,931
5.500%, 06/16/34	700,000	692,270
5.500%, 03/26/36	1,000,000	976,630
5.250%, 06/16/29	1,200,000	1,196,971
		7,664,029
India — 0.5%
Export-Import Bank of India 3.875%, 02/01/28	1,200,000	1,170,600
Indonesia — 0.7%
Indonesia Government International Bond
5.650%, 01/11/53	600,000	605,269
4.550%, 01/11/28	800,000	797,428
		1,402,697
Jordan — 0.2%
Jordan Government International Bond 5.750%, 01/31/27	400,000	393,995

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Kenya — 0.7%
Republic of Kenya Government International Bond
9.750%, 02/16/31	$1,100,000	$1,112,386
8.250%, 02/28/48	600,000	502,650
		1,615,036
Lebanon — 0.2%
Lebanon Government International Bond MTN 6.650%, 02/26/30(C)	2,500,000	474,062
Mexico — 2.6%
Mexico Government International Bond
6.400%, 05/07/54	1,500,000	1,395,354
6.350%, 02/09/35	2,100,000	2,112,581
4.750%, 04/27/32	1,800,000	1,676,573
4.400%, 02/12/52	200,000	140,905
2.659%, 05/24/31	600,000	503,416
		5,828,829
Morocco — 1.2%
Morocco Government International Bond
6.500%, 09/08/33	800,000	835,060
4.000%, 12/15/50	200,000	137,500
2.375%, 12/15/27	1,800,000	1,664,114
		2,636,674
Nigeria — 1.9%
Nigeria Government International Bond
8.747%, 01/21/31	1,200,000	1,193,194
7.696%, 02/23/38	1,500,000	1,273,920
7.143%, 02/23/30	800,000	749,140
Nigeria Government International Bond MTN 7.625%, 11/28/47	1,400,000	1,116,500
		4,332,754
Oman — 3.0%
Oman Government International Bond
6.250%, 01/25/31	1,800,000	1,876,939
5.625%, 01/17/28	2,100,000	2,118,375
5.375%, 03/08/27	1,200,000	1,203,600
4.750%, 06/15/26	700,000	696,220
Oman Government International Bond MTN 6.000%, 08/01/29	1,000,000	1,025,250
		6,920,384

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Pakistan — 0.2%
Pakistan Government International Bond MTN 7.375%, 04/08/31	$400,000	$349,150
Panama — 1.4%
Panama Government International Bond
6.400%, 02/14/35	500,000	472,363
4.500%, 04/01/56	400,000	251,513
3.875%, 03/17/28	1,200,000	1,130,521
3.870%, 07/23/60	1,600,000	885,201
3.750%, 03/16/25	400,000	399,402
		3,139,000
Paraguay — 0.4%
Paraguay Government International Bond
5.000%, 04/15/26	314,000	314,314
4.950%, 04/28/31	600,000	585,015
		899,329
Peru — 2.5%
Peruvian Government International Bond
8.750%, 11/21/33	2,200,000	2,654,287
5.875%, 08/08/54	1,800,000	1,768,243
2.783%, 01/23/31	900,000	784,088
2.392%, 01/23/26	200,000	195,274
		5,401,892
Philippines — 1.5%
Philippine Government International Bond
6.375%, 10/23/34	1,700,000	1,844,881
5.950%, 10/13/47	200,000	209,241
5.500%, 01/17/48	1,000,000	992,185
3.700%, 02/02/42	600,000	481,477
		3,527,784
Poland — 1.7%
Bank Gospodarstwa Krajowego MTN 5.375%, 05/22/33	900,000	895,655
Republic of Poland Government International Bond 5.500%, 04/04/53	3,050,000	2,931,338
		3,826,993

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Qatar — 1.3%
Qatar Government International Bond
4.817%, 03/14/49	$500,000	$464,845
4.625%, 06/02/46	200,000	182,750
4.400%, 04/16/50	1,200,000	1,044,000
3.750%, 04/16/30	800,000	772,250
3.400%, 04/16/25	400,000	398,876
		2,862,721
Romania — 1.8%
Romanian Government International Bond
5.750%, 03/24/35	600,000	547,795
5.250%, 11/25/27	600,000	596,946
4.000%, 02/14/51	1,000,000	640,670
3.625%, 03/27/32	1,000,000	837,556
3.000%, 02/27/27	1,000,000	960,831
3.000%, 02/14/31	600,000	503,045
		4,086,843
Saudi Arabia — 1.6%
Saudi Government International Bond MTN
5.750%, 01/16/54	2,600,000	2,532,296
4.500%, 04/17/30	600,000	589,723
2.250%, 02/02/33	600,000	490,315
		3,612,334
Serbia — 0.7%
Serbia International Bond 6.500%, 09/26/33	1,500,000	1,564,962
South Africa — 3.6%
Republic of South Africa Government International Bond
7.300%, 04/20/52	1,000,000	912,560
5.875%, 09/16/25	600,000	601,323
5.875%, 04/20/32	2,000,000	1,900,320
4.875%, 04/14/26	1,000,000	992,340
4.850%, 09/27/27	1,000,000	978,722
4.850%, 09/30/29	2,000,000	1,887,540
4.300%, 10/12/28	1,000,000	943,556
		8,216,361

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Sri Lanka — 0.8%
Sri Lanka Government International Bond
4.000%, 04/15/28	$261,739	$244,334
3.600%, 06/15/35(A)	400,000	276,962
3.600%, 05/15/36(A)	500,000	405,813
3.600%, 02/15/38(A)	500,000	410,875
3.350%, 03/15/33(A)	406,380	326,073
3.100%, 01/15/30(A)	207,180	184,235
		1,848,292
Trinidad & Tobago — 0.4%
Trinidad & Tobago Government International Bond 6.400%, 06/26/34	1,000,000	990,000
Turkey — 2.8%
Turkiye Government International Bond
6.500%, 01/03/35	1,400,000	1,326,255
6.125%, 10/24/28	2,400,000	2,398,584
5.750%, 05/11/47	1,000,000	779,540
4.750%, 01/26/26	1,000,000	994,982
4.250%, 04/14/26	1,000,000	986,575
		6,485,936
Ukraine — 1.3%
Ukraine Government International Bond
14.471%, 02/01/30(A)	200,000	111,700
12.424%, 02/01/34(A)	600,000	259,800
9.056%, 02/01/35(A)	439,274	288,164
7.838%, 02/01/36(A)	400,000	261,400
1.750%, 02/01/34(A)	1,350,000	795,150
1.750%, 02/01/35(A)	1,400,000	810,600
1.750%, 02/01/36(A)	600,000	341,400
		2,868,214
United Arab Emirates — 2.9%
Abu Dhabi Government International Bond 5.500%, 04/30/54	2,600,000	2,635,854
Abu Dhabi Government International Bond MTN
4.875%, 04/30/29	1,000,000	1,013,722
2.500%, 04/16/25	1,200,000	1,196,383
Finance Department Government of Sharjah 6.500%, 11/23/32	1,300,000	1,344,024

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
United Arab Emirates — continued
Finance Department Government of Sharjah MTN 4.375%, 03/10/51	$200,000	$138,626
		6,328,609
Uruguay — 0.7%
Uruguay Government International Bond
5.100%, 06/18/50	1,000,000	932,180
4.375%, 01/23/31	600,000	586,858
		1,519,038
TOTAL SOVEREIGN DEBT (Cost $137,096,954)		139,197,345

CORPORATE OBLIGATIONS — 29.7%
Azerbaijan — 0.9%
Energy — 0.9%
Southern Gas Corridor CJSC 6.875%, 03/24/26	2,000,000	2,021,408

Brazil — 1.2%
Energy — 0.7%
Raizen Fuels Finance 6.450%, 03/05/34	1,600,000	1,608,539

Industrials — 0.5%
Rumo Luxembourg SARL 4.200%, 01/18/32	1,400,000	1,228,166
		2,836,705
Chile — 6.2%
Consumer Staples — 0.5%
Cia Cervecerias Unidas 3.350%, 01/19/32	1,400,000	1,210,178

Energy — 2.3%
Empresa Nacional del Petroleo
6.150%, 05/10/33	2,400,000	2,440,510
5.250%, 11/06/29	2,600,000	2,584,873
		5,025,383

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 2.3%
Corp Nacional del Cobre de Chile
5.950%, 01/08/34	$1,700,000	$1,724,829
3.625%, 08/01/27	1,500,000	1,458,875
3.000%, 09/30/29	2,300,000	2,087,620
		5,271,324
Utilities — 1.1%
Chile Electricity Lux MPC SARL 6.010%, 01/20/33	2,325,000	2,376,101
		13,882,986
China — 0.2%
Communication Services — 0.2%
Prosus 4.987%, 01/19/52	500,000	399,614
Colombia — 0.4%
Energy — 0.4%
Ecopetrol 5.875%, 05/28/45	1,300,000	937,291
Hungary — 0.5%
Utilities — 0.5%
MVM Energetika Zrt 6.500%, 03/13/31	1,050,000	1,077,664
Indonesia — 2.4%
Energy — 0.1%
Pertamina Persero MTN 6.450%, 05/30/44	200,000	210,509
Materials — 2.0%
Freeport Indonesia 6.200%, 04/14/52	200,000	200,828
Freeport Indonesia MTN 5.315%, 04/14/32	2,600,000	2,593,543
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero 6.530%, 11/15/28	1,400,000	1,473,252
		4,267,623
Utilities — 0.3%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN 4.125%, 05/15/27	600,000	590,781
		5,068,913

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Kazakhstan — 0.7%
Energy — 0.7%
KazMunayGas National JSC 6.375%, 10/24/48	$1,000,000	$944,470
Tengizchevroil Finance International 4.000%, 08/15/26	800,000	781,865
		1,726,335
Kuwait — 1.0%
Financials — 1.0%
NBK SPC
5.500%, SOFRRATE + 1.160%, 06/06/30(D)	1,200,000	1,217,286
1.625%, SOFRRATE + 1.050%, 09/15/27(D)	1,200,000	1,138,860
		2,356,146
Malaysia — 1.5%
Energy — 1.5%
Petronas Capital MTN
4.550%, 04/21/50	1,800,000	1,577,177
3.500%, 03/18/25	600,000	599,694
3.500%, 04/21/30	1,100,000	1,036,061
		3,212,932
Mexico — 6.2%
Communication Services — 0.4%
America Movil 4.700%, 07/21/32	1,000,000	976,533

Consumer Staples — 1.4%
Becle 2.500%, 10/14/31	900,000	727,593
Bimbo Bakeries USA
6.400%, 01/15/34	1,200,000	1,275,149
6.050%, 01/15/29	1,000,000	1,037,817
		3,040,559
Energy — 3.1%
Petroleos Mexicanos
10.000%, 02/07/33	1,000,000	1,042,004
7.690%, 01/23/50	1,400,000	1,061,356
6.840%, 01/23/30	2,600,000	2,392,692
6.500%, 01/23/29	1,500,000	1,409,870
5.950%, 01/28/31	1,000,000	851,044
		6,756,966
Financials — 0.3%
Banco Nacional de Comercio Exterior SNC 2.720%, H15T5Y + 2.000%, 08/11/31(D)	800,000	751,600

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 0.3%
Orbia Advance 2.875%, 05/11/31	$800,000	$663,811
Utilities — 0.7%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 7.250%, 01/31/41	1,491,376	1,494,522
		13,683,991
Peru — 0.5%
Energy — 0.5%
Pluspetrol Camisea / Pluspetrol Lote 56 6.240%, 07/03/36	800,000	830,003
Transportadora de Gas del Peru 4.250%, 04/30/28	160,000	157,061
		987,064
Poland — 0.4%
Energy — 0.4%
ORLEN 6.000%, 01/30/35	1,000,000	1,017,500
Saudi Arabia — 1.8%
Energy — 1.6%
EIG Pearl Holdings SARL
4.387%, 11/30/46	800,000	642,468
3.545%, 08/31/36	400,000	353,331
Saudi Arabian Oil MTN
5.750%, 07/17/54	1,800,000	1,727,388
3.500%, 04/16/29	800,000	759,437
		3,482,624
Utilities — 0.2%
Acwa Power Management and Investments One 5.950%, 12/15/39	565,374	556,192
		4,038,816
South Africa — 1.5%
Materials — 0.1%
Sasol Financing USA 5.500%, 03/18/31	400,000	341,204

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — 1.4%
Eskom Holdings SOC MTN 6.350%, 08/10/28	$3,100,000	$3,078,951
		3,420,155
South Korea — 0.2%
Information Technology — 0.2%
SK Hynix 2.375%, 01/19/31	400,000	348,187
Thailand — 0.5%
Materials — 0.5%
GC Treasury Center MTN 2.980%, 03/18/31	1,200,000	1,052,593
United Arab Emirates — 1.4%
Energy — 0.5%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47	600,000	538,350
Adnoc Murban Rsc 5.125%, 09/11/54	800,000	741,000
		1,279,350
Industrials — 0.5%
DP World Crescent 5.500%, 09/13/33	600,000	606,440
DP World Crescent MTN 4.848%, 09/26/28	200,000	198,514
DP World MTN 4.700%, 09/30/49	400,000	339,270
		1,144,224
Utilities — 0.4%
National Central Cooling PJSC 2.500%, 10/21/27	1,000,000	932,530
		3,356,104
United Kingdom — 0.2%
Consumer Staples — 0.2%
CK Hutchison International 23 4.750%, 04/21/28	500,000	504,166
United States — 2.0%
Financials — 1.4%
Bank of America MTN 4.948%, SOFRRATE + 2.040%, 07/22/28(D)	1,000,000	1,006,795

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/27(D)	$1,100,000	$1,094,573
1.578%, SOFRRATE + 0.885%, 04/22/27(D)	1,200,000	1,161,508
		3,262,876
Materials — 0.6%
GCC 3.614%, 04/20/32	1,500,000	1,301,842
		4,564,718
TOTAL CORPORATE OBLIGATIONS (Cost $67,229,241)		66,493,288

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
4.500%, 11/15/54(E)	2,000,000	2,005,312
4.250%, 02/15/54(E)	2,000,000	1,918,516
		3,923,828
U.S. Treasury Notes
5.000%, 10/31/25	3,000,000	3,014,484
4.250%, 01/31/30	2,000,000	2,020,938
4.250%, 11/15/34	1,000,000	1,003,906
		6,039,328
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,749,819)		9,963,156
	Shares
EXCHANGE TRADED FUND — 0.9%
Global X 1-3 Month T-Bill ETF (F)	20,000	2,008,600

TOTAL EXCHANGE TRADED FUND (Cost $2,009,548)		2,008,600
TOTAL INVESTMENTS — 97.4% (Cost $216,085,562)		$217,662,389

Percentages are based on Net Assets of $223,449,567.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Schedule of Investments	February 28, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $751,006, representing 0.3% of the Net Assets of the Fund.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(E)	Interest rate represents the security’s effective yield at the time of purchase.
(F)	Affiliated investment.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$139,197,345	$—	$139,197,345
Corporate Obligations	—	66,493,288	—	66,493,288
U.S. Treasury Obligations	—	9,963,156	—	9,963,156
Exchange Traded Fund	2,008,600	—	—	2,008,600
Total Investments in Securities	$2,008,600	$215,653,789	$—	$217,662,389

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/28/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,255,688	$752,776	$—	$136	$—	$2,008,600	$19,423	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	February 28, 2025 (Unaudited)

Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 94.1%
BRAZIL — 88.7%
Consumer Discretionary — 4.9%
Direcional Engenharia	5,500	$27,507
MercadoLibre *	27	57,291
Vivara Participacoes	18,300	53,199
		137,997
Consumer Staples — 4.2%
Raia Drogasil	40,400	119,648

Energy — 17.9%
Brava Energia	18,000	55,241
Petroleo Brasileiro ADR	24,852	331,774
PRIO *	18,300	119,027
		506,042
Financials — 27.5%
Banco Bradesco ADR	67,517	131,658
Banco BTG Pactual	23,600	126,998
Itau Unibanco Holding ADR	46,533	255,466
NU Holdings, Cl A *	24,772	266,299
		780,421
Industrials — 11.7%
Localiza Rent a Car	19,900	95,287
Rumo	18,200	52,505
WEG	22,400	184,818
		332,610
Materials — 13.5%
ERO Copper *	9,014	106,875
Suzano ADR	8,617	82,810
Vale ADR, Cl B	20,312	191,542
		381,227
Utilities — 9.0%
Centrais Eletricas Brasileiras ADR	17,465	113,872
Cia Paranaense de Energia - Copel ADR	9,500	63,270

Schedules of Investments	February 28, 2025 (Unaudited)

Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Equatorial Energia	15,100	$77,346
		254,488
TOTAL BRAZIL		2,512,433
MEXICO — 1.7%
Consumer Staples — 1.7%
Coca-Cola Femsa ADR	550	49,027

UNITED STATES — 3.7%
Consumer Staples — 1.7%
JBS	9,000	47,527

Information Technology — 2.0%
Globant *	380	57,201

TOTAL UNITED STATES		104,728
TOTAL COMMON STOCK (Cost $3,193,182)		2,666,188

PREFERRED STOCK — 5.7%
BRAZIL— 5.7%
Financials — 5.7%
Itausa (A)	108,133	161,964
TOTAL PREFERRED STOCK (Cost $178,073)		161,964
	Number of Rights
RIGHTS — 0.0%
Brazil — 0.0%
Itausa Expires 04/14/25 (Cost –)	1,674	596

(Cost $–)		596
TOTAL INVESTMENTS — 99.8% (Cost $3,371,255)		$2,828,748

Percentages are based on Net Assets of $2,834,735.

Schedules of Investments	February 28, 2025 (Unaudited)

Global X Brazil Active ETF

*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	February 28, 2025 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — 97.5%
INDIA — 97.5%
Communication Services — 3.6%
Bharti Airtel	44,267	$794,344

Consumer Discretionary — 11.5%
Maruti Suzuki India	5,314	725,457
Tata Motors	71,987	510,592
Titan	19,432	683,366
Zomato *	230,349	584,667
		2,504,082
Consumer Staples — 6.1%
Avenue Supermarts *	13,418	521,968
United Spirits	54,627	801,859
		1,323,827
Energy — 10.5%
Bharat Petroleum	142,074	385,288
Reliance Industries GDR	34,583	1,888,232
		2,273,520
Financials — 32.2%
Axis Bank	97,404	1,130,450
Federal Bank	254,697	516,998
General Insurance Corp of India	108,247	456,350
Go Digit General Insurance *	116,481	405,802
HDFC Bank	77,822	1,540,721
ICICI Bank ADR	59,670	1,663,600
SBI Life Insurance	39,036	638,155
Shriram Finance	89,025	628,032
		6,980,108
Health Care — 2.5%
Apollo Hospitals Enterprise	7,753	536,272

Industrials — 6.8%
Kajaria Ceramics	46,310	451,067
Larsen & Toubro	28,463	1,029,129
		1,480,196

Schedules of Investments	February 28, 2025 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 11.5%
Infosys ADR	61,751	$1,241,195
LTIMindtree	6,607	352,304
Tata Consultancy Services	22,698	903,536
		2,497,035
Materials — 7.2%
Tata Steel	513,235	804,718
UltraTech Cement	6,525	755,261
		1,559,979
Real Estate — 2.6%
Prestige Estates Projects	43,943	565,761

Utilities — 3.0%
NTPC	181,793	647,051

TOTAL INDIA		21,162,175
TOTAL COMMON STOCK (Cost $23,703,879)		21,162,175
TOTAL INVESTMENTS — 97.5% (Cost $23,703,879)		$21,162,175

Percentages are based on Net Assets of $21,703,121.

*	Non-income producing security.

As of February 28, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

SOC — State Owned Company

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3-Month

GLX-QH-009-1000

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Interest Rate Hedge ETF

	Shares	Value
EXCHANGE TRADED FUND — 90.5%
Global X 1-3 Month T-Bill ETF (A)(B)	17,450	$1,752,503
TOTAL EXCHANGE TRADED FUND (Cost $1,749,937)		1,752,503

PURCHASED OPTIONS — 9.3% (Cost $367,000)		180,331
TOTAL INVESTMENTS — 99.8% (Cost $2,116,937)		$1,932,834

Percentages are based on Net Assets of $1,937,249.

(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.

A list of the open OTC interest rate swaptions purchased by the Fund at February 28, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Put Swaptions
10-Year SOFR Interest Rate Swap	Barclays	10,000,000	4.100%	08/28/35	$125,782
10-Year SOFR Interest Rate Swap	UBS	17,000,000	4.550%	07/10/25	54,549

Total Purchased Swaptions					$180,331

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,752,503	$—	$—	$1,752,503
Purchased Swaptions	—	180,331	—	180,331
Total Investments in Securities	$1,752,503	$180,331	$—	$1,932,834

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Interest Rate Hedge ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 2/28/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,707,735	$185,472	$(140,415)	$(67)	$(222)	$1,752,503	$19,475	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 95.0%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/29	$47,996	$52,666
3.625%, 04/15/28	39,026	41,743
3.375%, 04/15/32	44,452	49,503
2.500%, 01/15/29	102,899	107,155
2.375%, 01/15/27	31,300	32,047
2.375%, 10/15/28	87,584	90,974
2.125%, 04/15/29	81,629	83,814
2.125%, 01/15/35	10,001	10,272
2.125%, 02/15/40	14,602	14,886
2.125%, 02/15/54	25,709	25,271
1.875%, 07/15/34	40,232	40,597
1.750%, 01/15/28	37,662	38,156
1.750%, 01/15/34	112,939	112,599
1.625%, 10/15/27	21,308	21,595
1.625%, 10/15/29	60,181	60,822
1.500%, 02/15/53	31,852	27,194
1.375%, 07/15/33	124,700	121,331
1.375%, 02/15/44	54,167	47,913
1.250%, 04/15/28	52,610	52,430
1.125%, 01/15/33	116,547	111,308
1.000%, 02/15/46	39,959	32,175
1.000%, 02/15/48	38,395	30,173
1.000%, 02/15/49	50,168	39,103
0.875%, 01/15/29	99,993	98,007
0.875%, 02/15/47	39,223	30,329
0.750%, 02/15/42	27,935	22,703
0.750%, 02/15/45	13,403	10,385
0.625%, 07/15/32	81,468	75,674
0.625%, 02/15/43	41,182	32,105
0.500%, 01/15/28	51,179	50,043
0.375%, 01/15/27	39,196	38,680
0.375%, 07/15/27	38,706	38,105
0.250%, 07/15/29	117,214	111,822
0.250%, 02/15/50	24,541	15,374
0.125%, 10/15/26	40,424	39,968
0.125%, 04/15/27	106,190	103,771
0.125%, 01/15/30	30,667	28,722
0.125%, 07/15/30	36,929	34,412
0.125%, 01/15/31	60,620	55,725
0.125%, 07/15/31	94,203	86,045
0.125%, 01/15/32	28,463	25,613

Schedule of Investments	February 28, 2025 (Unaudited)

Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.125%, 02/15/52	$5,669	$3,306
		2,144,516
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,148,403)		2,144,516

PURCHASED OPTIONS — 4.7% (Cost $163,800)		105,651
TOTAL INVESTMENTS — 99.7% (Cost $2,312,203)		$2,250,167

Percentages are based on Net Assets of $2,257,733.

A list of the OTC interest rate options purchased by the Fund at February 28, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Call Options

U.S. 2Yr/10Yr SOFR Spread Swap	UBS	15,000,000	0.270%	07/23/26	$38,634

U.S. 2Yr/10Yr SOFR Spread Swap	Bank of America	18,000,000	0.200%	02/13/26	42,332

U.S. 2Yr/10Yr SOFR Spread Swap	Barclays	10,000,000	0.200%	03/13/26	24,685

Total Purchased Options					$105,651

As of February 28, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	February 28, 2025 (Unaudited)

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ETF — Exchange Traded Fund

OTC — Over The Counter

SOFR — Secured Overnight Financing Rate

GLX-QH-011-0600